FILE NO.  33-86102
                                                              FILE NO.  811-8852
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 8           (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No.  9                 (X)
                                   ---------
                     JOHN HANCOCK INSTITUTIONAL SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:


It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on (DATE) pursuant to paragraph (b) of Rule 485
( ) 75 days after filing pursuant to paragraph (a) of Rule 485
(X) on July 1, 1998 pursuant to paragraph (a) of Rule 485

If appropiate, check the following box:

( ) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


List of all the Funds in the Trust:
     John Hancock Active Bond Fund
     John Hancock Global Bond Fund
     John Hancock Small Capitalization Value Fund
     John Hancock Dividend Performers Fund
     John Hancock Multi-Sector Growth Fund
     John Hancock Small Capitalization Growth Fund
     John Hancock International Equity Fund
     John Hancock Independence Balanced Fund
     John Hancock Independence Value Fund
     John Hancock Independence Diversified Core Equity Fund II
     John Hancock Independence Growth Fund
     John Hancock Independence Medium Capitalization Fund

                    JOHN HANCOCK INSTITUTIONAL SERIES TRUST

                             CROSS REFERENCE SHEET

Item Number Form N-1A,                                                          Statement of Additional
      Part A                          Prospectus Caption                          Information Caption
      ------                          ------------------                          -------------------
        1                     Front Cover Page                                             *

        2                     Expense Information; The Fund's                              *
                              Expenses; Share Price

        3                     The Fund's Financial Highlights;                             *
                              Performance

        4                     An Overview of the Funds; Investment                         *
                              Policies and Strategies; Organization
                              and Management of the Funds; Performance;
                              Investments, Techniques and Risk Factors

        5                     Organization and Management of the                           *
                              the Funds; The Fund's Expenses

        6                     Organization and Management of the                           *
                              Fund; Dividends and Taxes; Redeeming
                              Shares

        7                     How to Buy Shares; Share Price                               *

        8                     Redeeming Shares; Exchange                                   *
                              Privilege

        9                     Not Applicable                                               *

       10                                        *                         Front Cover Page

       11                                        *                         Table of Contents

       12                                        *                         Organization of the Fund

       13                                        *                         Investment Objectives and Policies;
                                                                           Certain Investment Restrictions

       14                                        *                         Those Responsible for Management

       15                                        *                         Those Responsible for Management

       16                                        *                         Investment Advisory; and Other
                                                                           Services; Transfer Agent Services;
                                                                           Custody of Portfolio; Independent
                                                                           Auditors

       17                                        *                         Brokerage Allocation

       18                                        *                         Description of Trust's Shares

       19                                        *                         Net Asset Value; Special
                                                                           Redemptions

       20                                        *                         Tax Status

       21                                        *                         Not Applicable

       22                                        *                         Calculation of Performance

       23                                        *                         Financial Statements


                               JOHN HANCOCK FUNDS
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    JOHN HANCOCK INSTITUTIONAL SERIES TRUST
                                   PROSPECTUS

                                  July 1, 1998

The John Hancock Institutional Series Trust consists of twelve mutual funds, five of which are offered in this Prospectus (each a "Fund," and collectively, the "Funds"):
                    JOHN HANCOCK INDEPENDENCE BALANCED FUND
                      JOHN HANCOCK INDEPENDENCE VALUE FUND
           JOHN HANCOCK INDEPENDENCE DIVERSIFIED CORE EQUITY FUND II
                     JOHN HANCOCK INDEPENDENCE GROWTH FUND
              JOHN HANCOCK INDEPENDENCE MEDIUM CAPITALIZATION FUND
--------------------------------------------------------------------------------

                                                                   Page
                     TABLE OF CONTENTS                             ----
Expense Information.........................................          2
The Funds' Financial Highlights.............................          3
An Overview of the Funds....................................          6
Investment Objectives and Policies..........................          7
Who May Buy Shares..........................................          9
Investors' Guide to Services................................         10
     How to Buy Shares......................................         10
     Opening an Account.....................................         10
     Buying Additional Shares...............................         11
     Reports to Shareholders................................         11
     Share Price............................................         11
     Redeeming Shares.......................................         12
     Exchange Privilege.....................................         13
Organization and Management of the Funds....................         14
The Funds' Expenses.........................................         14
Dividends and Taxes.........................................         15
Performance.................................................         16
Risk Factors, Investments and Techniques....................         16

     This Prospectus sets forth information about the Funds, which are each a series of John Hancock Institutional Series Trust (the "Trust"), that you should know before investing. Please read and retain it for future reference.


     Additional information about the Trust and the Funds has been filed with the Securities and Exchange Commission (the "SEC"). You can obtain a copy of the Funds' Statement of Additional Information dated July 1, 1998, which is incorporated by reference into this Prospectus, free of charge by writing or telephoning: John Hancock Signature Services, Inc., P.O. Box 9296, Boston, Massachusetts 02205-9296, 1-800-755-4371.


     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JOHN HANCOCK FUNDS LOGO]              [RECYCLE LOGO] Printed on Recycled Paper.

EXPENSE INFORMATION

     The purpose of the following information is to help you to understand the various costs and expenses that you will bear, directly or indirectly when you purchase Fund shares. The operating expenses included in the table and hypothetical example below are based on actual fees and expenses for the Funds' fiscal year ended February 28, 1998 adjusted to reflect current fees and expenses. Actual expenses may be greater or less than those indicated.


                                                               ALL FUNDS
               SHAREHOLDER TRANSACTION EXPENSES                ---------

--------------------------------------------------------------------------------

 Maximum Sales Charge (as a percentage of offering price)        NONE
 Sales Charge on Reinvested Dividends                            NONE

--------------------------------------------------------------------------------

 Deferred Sales Charge and Redemptions                           NONE
 Redemption Fees                                                 NONE*

--------------------------------------------------------------------------------

 Exchange Fees                                                   NONE

EXAMPLE: You would pay the following expenses for the indicated period of years on a hypothetical $1,000 investment assuming a 5% annual rate of return and the voluntary expense limitation as noted below: +

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)

                        MANAGEMENT        OTHER       TOTAL FUND OPERATING
                        FEE (AFTER   EXPENSES (AFTER    EXPENSES (AFTER
                        LIMITATION)   LIMITATION)**      LIMITATION)***      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                        -----------  ---------------  --------------------   ------  -------  -------  --------

--------------------------------------------------------------------------------


 BALANCED FUND              0.54%           0.36%               0.90%         $ 9      $29      $50      $111
 VALUE FUND                 0.00%           0.95%               0.95%         $10      $30      $53      $117


--------------------------------------------------------------------------------


 DIVERSIFIED CORE
   EQUITY FUND II           0.50%           0.15%               0.65%         $ 7      $21      $36      $ 81
 GROWTH FUND                0.00%           0.95%               0.95%         $10      $30      $53      $117


--------------------------------------------------------------------------------


 MEDIUM CAPITALIZATION
   FUND                     0.44%           0.56%               1.00%         $10      $32      $55      $122


---------------
  * Redemption by wire fee (currently $4.00) not included.
 ** Other Expenses include transfer agent, legal, audit, custody and other expenses.

*** Total Fund Operating Expenses in the table reflect a voluntary limitation by the Funds' Adviser. Without such limitation, the Management Fee, Other Expenses, and Total Fund Operating Expenses, respectively, would have been estimated, at the following: Balanced Fund, 0.70%, 0.36% and 1.06%; Value Fund, 0.80%, 1.10% and 1.90%; Growth Fund, 0.80%, 2.72% and 3.52% and Medium
    Capitalization Fund, 0.80%, 0.56% and 1.36%. Diversified Cove Equity Fund II has a voluntary limitation on total operating expenses of 0.70%.


  + This example should not be considered a representation of the Funds' actual or future expenses, which may be greater or less than those shown.

The management fee referred to above is more fully explained in this Prospectus under the caption "THE FUNDS' EXPENSES" and in the Statement of Additional Information under the caption "INVESTMENT ADVISORY AND OTHER SERVICES."

THE FUNDS' FINANCIAL HIGHLIGHTS

The Financial Highlights for the year ended February 28, 1998 has been audited by Deloitte & Touche LLP, the Funds' independent auditors, whose unqualified report is included in the Funds' 1998 Annual Report and is included in the Statement of Additional Information. The Financial Highlights for the year ended February 28, 1997 and for the period from July 16, 1995 (commencement of operations) to February 29, 1996, were audited by Arthur Andersen LLP whose reports expressed unqualified opinions. Further information about the performance of the Fund is contained in the Funds' Annual Report to shareholders, that may be obtained free of charge by writing or telephoning John Hancock Signature Services, Inc. ("Signature Services") at the address or telephone number listed on the front page of this Prospectus.



  Selected data for a share outstanding throughout each period indicated is as follows:



        JOHN HANCOCK INDEPENDENCE BALANCED FUND
                                                          FOR THE PERIOD JULY 6, 1995
                                                          (COMMENCEMENT OF OPERATIONS)       YEAR ENDED           YEAR ENDED
                                                              TO FEBRUARY 29, 1996        FEBRUARY 28, 1997    FEBRUARY 28, 1998
                                                          ----------------------------    -----------------    -----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period....................             $ 8.50                    $  9.25              $  9.94
                                                                     ------                    -------              -------
Net Investment Income(3)................................               0.25                       0.38                 0.38
Net Realized and Unrealized Gain on Investments.........               0.63                       0.73                 1.60
                                                                     ------                    -------              -------
        Total from Investment Operations................               0.88                       1.11                 1.98
                                                                     ------                    -------              -------
Less Distributions:
    Dividends from Net Investment Income................              (0.13)                     (0.34)               (0.35)
    Distributions from Net Realized Gain on Investments
      Sold..............................................                 --                      (0.08)               (0.15)
                                                                     ------                    -------              -------
      Total Distributions...............................              (0.13)                     (0.42)               (0.50)
                                                                     ------                    -------              -------
Net Asset Value, End of Period..........................             $ 9.25                    $  9.94              $ 11.42
                                                                     ======                    =======              =======
Total Investment Return at Net Asset Value(6)...........              10.42%(2)                  12.36%               20.44%
Total Adjusted Investment Return at Net Asset
  Value(6,7)............................................               7.36%(2)                  11.62%               20.28%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)...............             $5,155                    $13,093              $77,116
Ratio of Expenses to Average Net Assets.................               0.90%(1)                   0.90%                0.90%
Ratio of Adjusted Expenses to Average Net Assets(4,5)...               5.58%(1)                   1.64%                1.06%
Ratio of Net Investment Income to Average Net Assets....               3.96%(1)                   3.96%                3.52%
Ratio of Adjusted Net Investment Income (Loss) to
  Average Net Assets(4,5)...............................              (0.72%)(1)                  3.22%                3.36%
Portfolio Turnover Rate.................................                 31%                       149%                 224%
Fee Reduction Per Share(3)..............................             $ 0.29                    $  0.07              $  0.02
Average Brokerage Commission Rate(8)....................                N/A                    $0.0276              $0.0059



JOHN HANCOCK INDEPENDENCE VALUE FUND                     FOR THE PERIOD OCTOBER 2, 1995
                                                          (COMMENCEMENT OF OPERATIONS)        YEAR ENDED           YEAR ENDED
                                                              TO FEBRUARY 29, 1996         FEBRUARY 28, 1997    FEBRUARY 28, 1998
                                                         ------------------------------    -----------------    -----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period...................             $   8.50                    $  9.47              $ 10.88
                                                                    --------                    -------              -------
Net Investment Income(3)...............................                 0.10                       0.23                 0.21
Net Realized and Unrealized Gain on Investments........                 0.96                       1.77                 3.33
                                                                    --------                    -------              -------
        Total from Investment Operations...............                 1.06                       2.00                 3.54
                                                                    --------                    -------              -------
Less Distributions:
    Dividends from Net Investment Income...............                (0.09)                     (0.19)               (0.13)
    Distributions from Net Realized Gain on Investments
      Sold.............................................                   --                      (0.40)               (0.36)
                                                                    --------                    -------              -------
      Total Distributions..............................                (0.09)                     (0.59)               (0.49)
                                                                    --------                    -------              -------
Net Asset Value, End of Period.........................             $   9.47                    $ 10.88              $ 13.93
                                                                    ========                    =======              =======
Total Investment Return at Net Asset Value(6)..........                12.52%(2)                  21.36%               32.97%
Total Adjusted Investment Return at Net Asset
  Value(6,7)...........................................                (1.18%)(2)                 15.92%               32.02%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)..............             $    682                    $ 1,323              $ 7,747
Ratio of Expenses to Average Net Assets................                 0.95%(1)                   0.95%                0.95%
Ratio of Adjusted Expenses to Average Net
  Assets(4,5)..........................................                34.06%(1)                   6.39%                1.90%
Ratio of Net Investment Income to Average Net Assets...                 2.81%(1)                   2.26%                1.60%
Ratio of Adjusted Net Investment Income (Loss) to
  Average Net Assets(4,5)..............................               (30.30%)(1)                 (3.18%)               0.65%
Portfolio Turnover Rate................................                   12%                        66%                 119%
Fee Reduction Per Share(3).............................             $   1.22                    $  0.55              $  0.12
Average Brokerage Commission Rate(8)...................                  N/A                    $0.0233              $0.0304


---------------


(1) Annualized.



(2) Not annualized.



(3) Based on the average of the shares outstanding at the end of each month.



(4) Unreimbursed, without fee reduction.



(5) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.



(6) Total investment return assumes dividend reinvestment.



(7) An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.



(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

  Selected data for a share outstanding throughout each period indicated is as follows:



JOHN HANCOCK INDEPENDENCE DIVERSIFIED CORE EQUITY FUND II
                                                            FOR THE PERIOD MARCH 10, 1995
                                                            (COMMENCEMENT OF OPERATIONS)       YEAR ENDED          YEAR ENDED
                                                                TO FEBRUARY 29, 1996        FEBRUARY 28, 1997   FEBRUARY 28, 1998
                                                            -----------------------------   -----------------   -----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period......................            $   8.50                  $  10.96            $  12.76
                                                                      --------                  --------            --------
Net Investment Income(3)..................................                0.20                      0.20                0.17
Net Realized and Unrealized Gain on Investments and
  Foreign Currency Transactions...........................                2.38                      2.23                3.91
                                                                      --------                  --------            --------
        Total from Investment Operations..................                2.58                      2.43                4.08
                                                                      --------                  --------            --------
Less Distributions:
    Dividends from Net Investment Income..................               (0.11)                    (0.19)              (0.17)
    Distributions from Net Realized Gains on Investments
      Sold and Foreign Currency Transactions..............               (0.01)                    (0.44)              (1.33)
                                                                      --------                  --------            --------
        Total Distributions...............................               (0.12)                    (0.63)              (1.50)
                                                                      --------                  --------            --------
Net Asset Value, End of Period............................            $  10.96                  $  12.76            $  15.34
                                                                      ========                  ========            ========
Total Investment Return at Net Asset Value(6).............               30.48%(2)                 22.63%              33.61%
Total Adjusted Investment Return at Net Asset
  Value(6,7)..............................................               30.42%(2)                   N/A                 N/A
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted).................            $188,679                  $320,029            $572,093
Ratio of Expenses to Average Net Assets...................                0.70%(1)                  0.67%               0.65%
Ratio of Adjusted Expenses to Average Net Assets(4,5).....                0.76%(1)                   N/A                 N/A
Ratio of Net Investment Income to Average Net Assets......                2.00%(1)                  1.65%               1.12%
Ratio of Adjusted Net Investment Income to Average Net
  Assets(4,5).............................................                1.94%(1)                   N/A                 N/A
Portfolio Turnover Rate...................................                  39%                       81%                 76%
Fee Reduction Per Share(3)................................            $   0.01                       N/A                 N/A
Average Brokerage Commission Rate(8)......................                 N/A                  $ 0.0420            $ 0.0459



          JOHN HANCOCK INDEPENDENCE GROWTH FUND
                                                           FOR THE PERIOD OCTOBER 2, 1995
                                                            (COMMENCEMENT OF OPERATIONS)       YEAR ENDED          YEAR ENDED
                                                                TO FEBRUARY 29, 1996        FEBRUARY 28, 1997   FEBRUARY 28, 1998
                                                           ------------------------------   -----------------   -----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period.....................              $  8.50                   $  9.29             $ 11.01
                                                                       -------                   -------             -------
Net Investment Income(3).................................                 0.03                      0.05                0.04
Net Realized and Unrealized Gain on Investments..........                 0.81                      2.16                4.34
                                                                       -------                   -------             -------
        Total from Investment Operations.................                 0.84                      2.21                4.38
                                                                       -------                   -------             -------
Less Distributions:
    Dividends from Net Investment Income.................                (0.03)                    (0.04)              (0.03)
    Distributions from Net Realized Gain on
      Investments........................................                (0.02)                    (0.45)              (0.48)
                                                                       -------                   -------             -------
        Total Distributions..............................                (0.05)                    (0.49)              (0.51)
                                                                       -------                   -------             -------
Net Asset Value, End of Period...........................              $  9.29                   $ 11.01             $ 14.88
                                                                       =======                   =======             =======
Total Investment Return at Net Asset Value(6)............                 9.94%(2)                 24.19%              40.52%
Total Adjusted Investment Return at Net Asset
  Value(6,7).............................................                (5.63%)(2)                17.40%              37.95%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)................              $   549                   $   883             $ 4,605
Ratio of Expenses to Average Net Assets..................                 0.95%(1)                  0.95%               0.95%
Ratio of Adjusted Expenses to Average Net Assets(4,5)....                38.57%(1)                  7.74%               3.52%
Ratio of Net Investment Income to Average Net Assets.....                 0.91%(1)                  0.49%               0.34%
Ratio of Adjusted Net Investment Loss to Average Net
  Assets(4,5)............................................               (36.71%)(1)                (6.30%)             (2.23%)
Portfolio Turnover Rate..................................                   21%                      142%                 91%
Fee Reduction Per Share(3)...............................              $  1.36                   $  0.68             $  0.33
Average Brokerage Commission Rate(8).....................                  N/A                   $0.0233             $0.0315


---------------


(1) Annualized.



(2) Not annualized.



(3) Based on the average of the shares outstanding at the end of each month.



(4) Unreimbursed, without fee reduction.



(5) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.



(6) Total investment return assumes dividend reinvestment.



(7) An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.



(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

  Selected data for a share outstanding throughout each period indicated is as follows:



  JOHN HANCOCK INDEPENDENCE MEDIUM CAPITALIZATION FUND
                                                           FOR THE PERIOD OCTOBER 2, 1995
                                                            (COMMENCEMENT OF OPERATIONS)       YEAR ENDED          YEAR ENDED
                                                                TO FEBRUARY 29, 1996        FEBRUARY 28, 1997   FEBRUARY 28, 1998
                                                           ------------------------------   -----------------   -----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period.....................              $  8.50                   $  9.29             $ 10.45
                                                                       -------                   -------             -------
Net Investment Income(3).................................                 0.08                      0.12                0.09
Net Realized and Unrealized Gain on Investments..........                 0.74                      1.45                3.69
                                                                       -------                   -------             -------
        Total from Investment Operations.................                 0.82                      1.57                3.78
                                                                       -------                   -------             -------
Less Distributions:
    Dividends from Net Investment Income.................                (0.03)                    (0.12)              (0.09)
    Distributions from Net Realized Gain on Investments
      Sold...............................................                   --                     (0.29)              (0.84)
                                                                       -------                   -------             -------
      Total Distributions................................                (0.03)                    (0.41)              (0.93)
                                                                       -------                   -------             -------
Net Asset Value, End of Period...........................              $  9.29                   $ 10.45             $ 13.30
                                                                       =======                   =======             =======
Total Investment Return at Net Asset Value(6)............                 9.71%(2)                 17.19%              37.30%
Total Adjusted Investment Return at Net Asset
  Value(6,7).............................................                 7.00%(2)                 15.49%              36.94%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)................              $ 3,923                   $ 5,240             $ 9,722
Ratio of Expenses to Average Net Assets..................                 1.00%(1)                  1.00%               1.00%
Ratio of Adjusted Expenses to Average Net Assets(4,5)....                 7.55%(1)                  2.70%               1.36%
Ratio of Net Investment Income to Average Net Assets.....                 1.94%(1)                  1.26%               0.75%
Ratio of Adjusted Net Investment Income (Loss) to Average
  Net Assets(4,5)........................................                (4.61%)(1)                (0.44%)              0.39%
Portfolio Turnover Rate..................................                    3%                       78%                 65%
Fee Reduction Per Share(3)...............................              $  0.26                   $  0.17             $  0.04
Average Brokerage Commission Rate(8).....................                  N/A                   $0.0252             $0.0276


---------------


(1) Annualized.

(2) Not annualized.

(3) Based on the average of the shares outstanding at the end of each month.

(4) Unreimbursed, without fee reduction.

(5) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.

(6) Total investment return assumes dividend reinvestment.

(7) An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.

(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

AN OVERVIEW OF THE FUNDS

JOHN HANCOCK INDEPENDENCE BALANCED FUND seeks above-average total return through capital appreciation and income. The Fund invests in a balanced portfolio actively allocated between equity securities and fixed-income securities. The Fund's performance and risk profile benchmark is a composite of the S&P 500 Index(R) and the Lehman Brothers Government/Corporate Bond Index.

JOHN HANCOCK INDEPENDENCE VALUE FUND seeks above-average total return. The Fund emphasizes relatively undervalued securities and seeks higher dividend yield than the Diversified Core Equity Fund II. The Fund's performance and risk profile benchmark portfolio is the Russell 1000 Value Index(R).

JOHN HANCOCK INDEPENDENCE DIVERSIFIED CORE EQUITY FUND II seeks above-average total return consisting of capital appreciation and income. The Fund's performance and risk profile benchmark is the Standard and Poor's 500 Composite Stock Index(R) (the "S&P 500 Index").

JOHN HANCOCK INDEPENDENCE GROWTH FUND seeks above-average total return. The Fund emphasizes investments in companies whose securities show potential for relatively high long-term earnings growth rather than current dividend yield. The Fund's performance and risk profile benchmark is the Russell 1000 Growth Index(R).

JOHN HANCOCK INDEPENDENCE MEDIUM CAPITALIZATION FUND seeks above-average total return. The Fund emphasizes investments in securities of medium-sized companies that tend to be at a stage of development where their growth is higher than the average of all companies. The Fund's performance and risk profile benchmark is the Callan Medium Capitalization Index.


The investment adviser of each Fund is John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"). The subadviser of each Fund is Independence Investment Associates, Inc. ("IIA" or the "Subadviser"), also a wholly-owned indirect subsidiary of the Life Company.

---------------

(R) "Standard & Poor's 500" and "S&P 500" are registered trademarks of Standard & Poor's Ratings Group. "Russell 1000 Value Index" and "Russell 1000 Growth Index" are registered trademarks of Frank Russell Company. None of the Funds, the Adviser or the Subadviser is affiliated with Standard & Poor's Corporation, Frank Russell Company, Lehman Brothers (publisher of the Lehman Brothers Government/Corporate Bond Index) or Callan Associates, Inc. (publisher of the Callan Medium Capitalization Index and the Callan Broad Market Index).


                            ------------------------

INVESTMENT OBJECTIVES AND POLICIES

Each Fund invests in common stocks. IIA considers stocks which combine value and improving fundamentals to be attractive investments for the Funds. In determining what constitutes "value," IIA seeks stocks with the following attributes: high growth relative to price/earning ratio, rising dividend stream, and high asset value. To determine whether a company's stock exhibits improving fundamentals, IIA looks for accelerating earnings growth, positive earnings surprises when compared to the market's expectations, and favorable cyclical timing. Each stock is given a score and ranked from most to least attractive based on how cheap it is and how much its fundamentals are improving. IIA selects stocks from the top of this list and observes a mandatory sell policy of the bottom quintile. IIA calls this strategy of ranking an index of stocks and nixing out the bottom-ranked issues: "NIXDEX".
------------------------------------------------------------------------------
EACH FUND INVESTS A PERCENTAGE OF ITS TOTAL ASSETS IN COMMON STOCKS.
------------------------------------------------------------------------------

The "Equity Funds" (Value Fund, Diversified Core Equity Fund II, Growth Fund, and Medium Capitalization Fund) will invest at least 65% of their assets in common stocks although, under normal market conditions, the Equity Funds will be substantially fully invested in common stocks. The Balanced Fund will allocate its investments between common stocks and fixed-income debt securities in varying ratios. However, under normal market conditions, at least 25% of the Balanced Fund's portfolio will be invested in common stocks and 25% in fixed-income senior securities.

Each Fund may invest in fixed-income securities. Although under normal market conditions each Equity Fund intends to be substantially fully invested in common stocks, each Equity Fund will normally invest in fixed-income securities for purposes of managing its cash position and for temporary defensive purposes. All fixed income securities purchased by Diversified Core Equity Fund II will be rated investment grade by Moody's Investors Service, Inc. ("Moody's") (i.e. Baa) or by Standard and Poor's Ratings Group ("S&P") (i.e. BBB) or, if unrated, determined to be of investment grade quality by IIA. For the remaining Equity Funds, these fixed-income securities will be rated A or better by Moody's or S&P or, if unrated, determined to be of comparable quality by IIA.
------------------------------------------------------------------------------
EACH FUND MAY INVEST A PORTION OF ITS TOTAL ASSETS IN CORPORATE AND GOVERNMENTAL FIXED-INCOME DEBT SECURITIES.
------------------------------------------------------------------------------

Under normal market conditions, the Balanced Fund will normally invest at least 25% of its total assets in fixed-income senior securities. These fixed-income securities will be rated investment grade, i.e., Baa by Moody's or BBB by S&P or, if unrated, determined to be of investment grade quality by IIA. Fixed-income securities rated Baa or BBB are considered of medium-grade quality with speculative characteristics. Adverse economic conditions or changing circumstances may weaken the issuer's capacity to pay interest and repay principal on these securities.

The Equity Funds may retain fixed-income securities whose ratings are downgraded until IIA determines that disposing of such securities is in the best interest of the affected Fund. The Balanced Fund may retain fixed-income securities whose ratings are downgraded below investment grade until IIA determines that disposing of such securities is in the best interest of the Fund.

The value of fixed-income securities generally varies inversely with interest rates. The longer the maturity of the fixed-income security, the more volatile will be changes in its value resulting from changes in interest rates. The value of fixed-income securities with conversion features, however, will also be affected by changes in the value of the common stock into which such fixed-income securities are convertible.

When, in the opinion of IIA, extraordinary market or economic conditions warrant, each Fund may, for temporary defensive purposes, hold cash, cash equivalents or fixed-income securities without limitation.

Each Fund may invest in the securities of foreign issuers which are U.S. dollar denominated and traded on a U.S. exchange and in American Depository Receipts ("ADRs") which are also denominated in U.S. dollars and traded on an exchange in the United States. The Balanced Fund may invest in Yankee Bonds which are the fixed income securities of foreign issuers that are U.S. dollar denominated and traded on a U.S. Exchange. Each Fund may purchase securities on a forward commitment or when-issued basis and illiquid securities. In addition, each Fund may lend portfolio securities and may make temporary investments in short-term securities, including repurchase agreements and other money market instruments, in order to receive a return on excess cash. See "RISK FACTORS, INVESTMENTS AND TECHNIQUES" for more information on the Funds' investments.
------------------------------------------------------------------------------
EACH FUND MAY EMPLOY CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES TO HELP ACHIEVE ITS INVESTMENT OBJECTIVE.
------------------------------------------------------------------------------

Each Fund has adopted investment restrictions that are detailed in the Statement of Additional Information. Some of these restrictions may help to reduce investment risk. Those restrictions designated as fundamental may not be changed without shareholder approval. Each Fund's investment objective, investment policies and nonfundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. Each Fund's portfolio of investments is comprised of securities of entities that, while not identical to those of the particular benchmark index, have similar performance characteristics and risk profiles. Each Fund will seek to establish a performance record that exceeds that of the particular benchmark index. See page 9 for a description of each benchmark index.
------------------------------------------------------------------------------
EACH FUND'S PORTFOLIO CHARACTERISTICS AND RISK PROFILE ARE BENCHMARKED TO A SPECIFIC PERFORMANCE INDEX.
------------------------------------------------------------------------------
- The Balanced Fund's performance and risk profile benchmark is an equally-weighted composite of the S&P 500 Index(R) and the Lehman Brothers Government/Corporate Bond Index.
- The Value Fund's performance and risk profile benchmark is the Russell 1000 Value Index(R).
- The Diversified Core Equity Fund II's performance and risk profile benchmark is the S&P 500 Index(R).
- The Growth Fund's performance and risk profile benchmark is the Russell 1000 Growth Index(R).
- The Medium Capitalization Fund's performance and risk profile benchmark is the Callan Medium Capitalization Index.
In attempting to exceed the performance of the composite of the S&P 500 Index(R) and the Lehman Brothers Government/Corporate Bond Index, the BALANCED FUND will invest in both equity and fixed-income securities. IIA looks at broad market and economic variables to determine the overall mix of the Fund's assets between equity and fixed-income securities. IIA expects that, under normal circumstances, between 25% and 75% of the Fund's assets will be allocated to the fixed-income class and the balance of the Fund's assets will be invested in common stocks. At all times, however, at least 25% of the Fund's assets will be invested in fixed-income senior securities. As market and economic conditions change, IIA gradually adjusts the asset mix, but has no fixed formula to determine the timing of any adjustment to the allocation of the asset classes. IIA considers the following factors in its analysis of market and economic variables: prospective return spreads among stocks, bonds and bills; the absolute valuation levels of both the stock and bond markets; the stage of the economic cycle; the direction and intent of the government's monetary policies; and inflationary trends.
In attempting to exceed the performance of the Russell 1000 Value Index(R), the VALUE FUND focuses on common stocks of companies which are undervalued given current market and economic conditions. IIA selects common stocks of companies with stock prices which, in its opinion, are undervalued relative to the securities' intrinsic value and the stock market in general at the time of purchase based on such measures as the Russell 1000 Value Index(R) and price/earnings ratios, price/book ratios, and yield.
In attempting to exceed the performance of the S&P 500 Index(R), the DIVERSIFIED CORE EQUITY FUND II focuses on securities of companies offering capital growth and/or income potential over both the intermediate and long term.
In attempting to exceed the performance of the Russell 1000 Growth Index(R), the GROWTH FUND emphasizes investments in companies whose securities show potential for relatively high long-term earnings growth rather than current dividend yield and which appear inexpensive relative to the Index. The Growth Fund invests in the securities of companies whose growth in the areas of earnings or gross sales measured either in dollars or in unit volume may exceed that of the average of the companies whose securities are included in the Russell 1000 Growth Index(R). IIA seeks out companies with above-average growth potential in the future, typically by investing in companies that have high long-term earnings growth relative to the securities of other companies. The securities of these companies generally command high multiples (price/earnings ratios) in the stock markets over time.
In attempting to exceed the performance of the Callan Medium Capitalization Index, the MEDIUM CAPITALIZATION FUND consists of a portfolio whose risk profile matches a portfolio of companies whose market capitalization at the time of purchase falls within the capitalization range of the Callan Medium Capitalization Index. Currently, companies with a market capitalization of between $1 billion and $5 billion fall within this range. Companies whose capitalization falls outside this range after purchase continue to be considered medium capitalized companies for purposes of the Fund's investment policies. The stocks of medium-capitalized companies generally involve more short-term volatility than stocks of companies with a larger capitalization, but significantly less volatility and lower trading costs than are usually associated with stocks of small-capitalization companies. Typically, a medium capitalization company has passed through its start-up and initial establishment phase yet is still small enough to react more quickly than large-capitalization companies to changes in the marketplace that may present opportunities for the company. IIA expects that, under normal circumstances, at least 65% of the Fund's total assets will be invested in the stocks of medium capitalization companies.

INDEPENDENCE BALANCED FUND. The S&P 500 Index(R) is a capitalization-weighted index comprised of 500 publicly traded industrial, utility, transportation, and financial companies located in the United States markets. The Diversified Core Equity Fund II (see above) is benchmarked to this Index. The Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (i.e., rated Baa or higher by Moody's or BBB or higher by S&P). Issues must have at least one year to maturity and the Lehman Brothers Government-Corporate Index is rebalanced monthly by market capitalization.

INDEPENDENCE VALUE FUND. The Russell 1000 Value Index(R) is comprised of stocks of companies from the Russell 1000 Index(R) with a less-than-average growth orientation. The Russell 1000 Value Index(R) represents the universe of stocks from which value managers typically select. It is capitalization weighted and includes only common stocks belonging to large-capitalization, domestic corporations.

INDEPENDENCE DIVERSIFIED CORE EQUITY FUND II. The S&P 500 Index(R) is comprised of 500 industrial, utility, transportation and financial companies in the United States markets. Most of these companies are listed on the New York Stock Exchange (the "Exchange"). Companies included in the S&P 500 Index(R) represent about 75% of the Exchange's market capitalization and 30% of the Exchange's issuers. The S&P 500 Index(R) is a capitalization-weighted index calculated on a total return basis with dividends reinvested.
------------------------------------------------------------------------------
EACH FUND'S PERFORMANCE AND RISK BENCHMARK HAS CERTAIN CHARACTERISTICS.
------------------------------------------------------------------------------

INDEPENDENCE GROWTH FUND. The Russell 1000 Growth Index(R) is comprised of stocks of companies from the Russell 1000 Index(R) with a greater-than-average growth orientation. The Russell 1000 Growth Index(R) represents the universe of stocks from which growth managers typically select. It is capitalization weighted and includes only common stocks belonging to large-capitalization domestic corporations.


INDEPENDENCE MEDIUM CAPITALIZATION FUND. The Callan Medium Capitalization Index is a subset of the Callan Broad Market Index. The Callan Broad Market Index includes common stocks of the two thousand largest companies with capitalizations ranging between $30 million and $240 billion. The Callan Medium Capitalization Index covers about 25% of the Callan Broad Market Index with companies that range from approximately $2 billion to $14 billion in capitalization. The Callan Medium Capitalization Index includes both growth and value stocks.



When choosing brokerage firms to carry out the Funds' transactions, the Adviser gives primary consideration to execution at the most favorable prices, taking into account the broker's professional ability and quality of service. Consideration may also be given to the broker's sales of shares of the Funds. Pursuant to procedures established by the Trustees, the Adviser may place securities transactions with a broker affiliated with the Adviser and the Subadviser. This broker is John Hancock Distributors, Inc., which is indirectly owned by the Life Company, which in turn indirectly owns the Adviser and the Subadviser. Fixed-income securities are generally purchased and sold in transactions directly with dealers acting as principal and involve a "spread" rather than a commission.

------------------------------------------------------------------------------
BROKERS ARE CHOSEN ON BEST PRICE AND EXECUTION.
------------------------------------------------------------------------------

WHO MAY BUY SHARES

INVESTORS ARE LIMITED TO THE QUALIFIED RETIREMENT PLANS ("PLANS") AND INSTITUTIONS DEFINED BELOW. THERE IS NO SALES CHARGE. John Hancock Funds, Inc. ("JH Funds") may make payment out of its own resources to a Selling Broker who sells shares of a Fund in an amount not to exceed 0.15% of the amount invested. PLANS are defined as follows: (a) unaffiliated benefit plans and (b) tax-exempt retirement plans of the Adviser and its affiliates, including the retirement plans of the Adviser's affiliated brokers. A PARTICIPANT is an individual employee participating in a Plan.
                                                                               9

INSTITUTIONS are defined as follows: (a) certain trusts, endowment funds and foundations; (b) banks and insurance companies purchasing for their own account;
(c) investment companies not affiliated with the Adviser; (d) any entity taxed as a corporation for purposes of federal taxation; and (e) any state, county, city or any instrumentality, department, authority or agency thereof.
INVESTORS' GUIDE TO SERVICES
HOW TO BUY SHARES
Each Plan or Institution must make a minimum initial investment in a Fund of at least $250,000 unless you invest or have invested at least $1 million in the aggregate in any of the series of the Trust. There is no minimum initial investment applicable to employee benefit or retirement plans having 350 or more eligible employees.

The Trust includes the Funds as well as the following additional funds: John Hancock Active Bond Fund, John Hancock Global Bond Fund, John Hancock Small Capitalization Value Fund, John Hancock Dividend Performers Fund, John Hancock Multi-Sector Growth Fund, John Hancock Small Capitalization Growth Fund, and John Hancock International Equity Fund, (the "John Hancock Series Funds") whose shares are offered by means of a separate prospectus available by calling 1-800-755-4371. Please read that prospectus before investing.

OPENING AN ACCOUNT

PARTICIPANTS


--------------------------------------------------------------------------------
     Through your Sponsor according to your Plan.
--------------------------------------------------------------------------------

PLANS AND INSTITUTIONS


--------------------------------------------------------------------------------
     BY CHECK      1. Make check payable to John Hancock Signature Services,
                      Inc.
                   2. Mail the completed account information package directly to Signature Services at:
                      John Hancock Signature Services, Inc.
                      P.O. Box 9296
                      Boston, MA 02205-9296
--------------------------------------------------------------------------------
     BY WIRE       1. Obtain an account number by calling 1-800-755-4371.
                   2. Instruct your bank to wire funds to:
                      First Signature Bank & Trust
                      John Hancock Deposit Account No. 900022260
                      ABA Routing No. 211475000
                      For credit to: [Full Name of Fund]
                      Your Account Number
                      Name(s) under which account is registered
                      Please note that wires sent in this manner must be for
                      mutual fund investments only.
                   3. In the case of multiple series purchases made by one wire, include clear instructions as to the specific allocation
                      of the monies.
                   4. Mail the completed account information package directly to
                      Signature Services at P.O. Box 9296, Boston, MA
                      02205-9296.
                   5. Plan Sponsors may make arrangements for Automatic Clearing
                      House ("ACH") transactions and other types of wire
                      transfers by contacting Signature Services at
                      1-800-755-4371.
--------------------------------------------------------------------------------

Signature Services will open an account when it receives an investment in "good order." A "good order" is defined as receipt of a completed account information package and the initial investment amount, if applicable.
OTHER REQUIREMENTS. All purchases must be made in U.S. dollars. Checks written on foreign banks will delay purchases until U.S. funds are received and a collection charge may be imposed. Wire purchases normally take two or more hours to complete and, to be accepted the same day, must be received by 4:00 p.m. New York time. Your bank may charge a fee to wire funds. Telephone transactions are recorded to verify information. Share certificates are not issued unless a request is made to Signature Services.

BUYING ADDITIONAL SHARES

PARTICIPANTS


--------------------------------------------------------------------------------
     Through your Sponsor according to your Plan.
--------------------------------------------------------------------------------

PLANS


--------------------------------------------------------------------------------
     BY CHECK      Please follow the procedures as set forth above for opening an account by check.
     BY WIRE       Please follow the procedures as as set forth above for
                   opening an account by wire.
--------------------------------------------------------------------------------

INSTITUTIONS


--------------------------------------------------------------------------------
     BY CHECK      Please follow the procedures as set forth above for opening an account by check.
     BY WIRE       Please follow the procedures as set forth above for opening an account by wire.

     BY TELEPHONE  1. Complete the "Invest-By Phone" and "Bank Information"
                      sections on the Account Application designating a bank
                      account from which funds may be drawn. Note that in order
                      to invest by phone, your account must be in a bank or
                      credit union that is a member of the ACH System.
                   2. After your authorization form has been processed, you may purchase additional shares by calling Signature Services
                      toll-free at 1-800-755-4371.
                   3. Give the Signature Services representative the name(s) in which your account is registered, the Fund name, your
                      account number, and the amount you wish to invest.
                   4. our investment normally will be credited to your account the business day following your phone request.
--------------------------------------------------------------------------------

REPORTS TO SHAREHOLDERS
Participants should direct all inquiries about the Funds to either the Plan Sponsor or Signature Services at 1-800-755-4371.
The Funds will issue an annual report containing audited financial statements and a semi-annual report to shareholders (i.e., Plans or Institutions). A printed confirmation for each transaction affecting share balance or account registration will be provided to shareholders by Signature Services. Statements related to reinvestment of dividends will be furnished quarterly. A tax information statement will be mailed by January 31 of each year.
SHARE PRICE
SHARES OF EACH FUND ARE OFFERED AT THE NET ASSET VALUE ("NAV") OF THAT FUND. The NAV is the value of one share and is calculated by dividing a Fund's net assets by the number of outstanding shares of that Fund.
Securities in a Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which the Board of Trustees has determined to approximate market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not available or if the values have been materially affected by events occurring after the closing of a foreign market, foreign securities are valued by a method that the Trustees believe accurately reflects fair value. The NAV is calculated once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m. New York time) on each day that the Exchange is open. On any day an international market is closed and the New York Stock Exchange is open, the foreign securities will be valued at the prior day's close with the current day's exchange rate.






Shares of the Fund are sold at the NAV computed after your investment is received in 'good order' by Signature Services. The Funds will normally issue shares for cash consideration only.
                                                                              11

REDEEMING SHARES
The payment of redemption proceeds will be made by check or electronic credit to a shareholder's account at a financial institution, generally on the next business day. When you redeem your shares, you may realize a gain or loss. Under unusual circumstances a Fund may suspend redemptions or postpone payment for up to three business days or longer, as permitted by Federal securities laws. A Fund may hold payment until reasonably satisfied that investments which were recently made by check have been collected (which may take up to 10 calendar days).

PARTICIPANTS
--------------------------------------------------------------------------------

    Through your Sponsor according to your Plan.

--------------------------------------------------------------------------------
PLANS
--------------------------------------------------------------------------------


    IN WRITING        Send a letter of instruction specifying the name of the
                      Fund, the dollar amount or the number of shares to be
                      redeemed, your name, your account number and the additional requirements listed below that apply to your particular
                      account.
    CORPORATION OR      Letter of instruction and a corporate resolution, signed by
    ASSOCIATION         person(s) authorized to act on the account. The signature(s)
                        must be signature guaranteed if redemption proceeds will
                        be sent by check and exceed $100,000.
    RETIREMENT          Letter of instruction signed by the Trustee(s). The
    PLAN OR             signature(s) must be signature guaranteed if redemption
    PENSION             proceeds will be sent by check and exceed $100,000. (If
    TRUSTS              the Trustee's name is not registered on your account, also provide a copy of the Trust document, certified within the last twelve months.)
                        Redemptions of $5 million or more must be made in writing
                        and signature guaranteed.
                        IF YOU DO NOT FALL INTO EITHER OF THESE REGISTRATION
                        CATEGORIES PLEASE CALL 1-800-
                        755-4371 FOR FURTHER INSTRUCTIONS.
                        If you have share certificates you must submit them with
                        your letter of instruction.
    BY WIRE           Redemption proceeds of up to $5 million can be wired on the next business day to your designated bank account and a
                      small fee may be deducted by your bank. You may use
                      electronic funds transfer to your assigned bank account for redemption proceeds of up to $100,000 and the funds are
                      usually collectable after 2 business days. Your bank may or may not charge a fee for this service.
                      Wire redemption is not available for Fund shares in
                      certificate form.


--------------------------------------------------------------------------------
INSTITUTIONS
--------------------------------------------------------------------------------

    IN WRITING       Please follow the instructions as set forth for Plans on how to redeem in writing.
    BY WIRE          Please follow the instructions as set forth for Plans on how to redeem by wire.
    BY TELEPHONE     As an Institution you are automatically eligible for the
                     telephone redemption privilege. Call 1-800-755-4371, from
                     8:00 a.m. to 4:00 p.m. (New York time), Monday through
                     Friday, excluding days on which the Exchange is closed.
                     Signature Services employs the following procedures to
                     confirm that instructions received by telephone are genuine.
                     Your name, account number, taxpayer identification number
                     applicable to the account and other relevant information may be requested. In addition, telephone instructions are
                     recorded.
                     You may redeem up to $5 million by telephone. Redemption
                     proceeds of up to $100,000 may be sent by wire or by check.
                     A check will be mailed to the exact name(s) and address on the account. Redemption proceeds exceeding $100,000 must be wired to your designated corporate bank account.
                     If reasonable procedures, such as those described above, are not followed, the Funds may be liable for any loss due to
                     unauthorized or fraudulent instructions. In all other cases, neither the Funds nor Signature Services will be liable for any loss or expense for acting upon telephone instructions made in accordance with the procedures mentioned above.
                     Telephone redemption is not available for Fund shares in
                     certificate form.
                     During periods of extreme economic conditions or market
                     changes, telephone requests may be difficult to implement
                     due to a large volume of calls. During such times you should consider placing redemption requests in writing or using
                     EASI-line. EASI-line is a telephone number which is listed on account statements.

--------------------------------------------------------------------------------

WHO MAY GUARANTEE YOUR SIGNATURE. A signature guarantee is a widely accepted way to protect you and the Funds by verifying the signature on your request. It may not be provided by a notary public. The signature guarantee must be from a member of the Signature Guarantee Medallion Program (generally a broker or securities dealer). We may refuse any other source.

EXCHANGE PRIVILEGE
There is no sales charge for exchanges within the Trust. An exchange is a redemption of shares in one Fund and the purchase of shares in another Fund within the Trust. Read the Prospectus of the Fund into which you want to exchange.
When you make an exchange, your account registration must be identical in both the existing and new account.

PARTICIPANTS


--------------------------------------------------------------------------------
     Should your investment objective change or if you wish to achieve further diversification, you must contact your Plan Sponsor to determine Plan requirements for exchanging shares among the Funds of the Trust or other investment options available under your Plan.
--------------------------------------------------------------------------------

PLANS


--------------------------------------------------------------------------------
     IN WRITING    1. In a letter request an exchange and list the following:
                   -- the name of the Fund to be exchanged out of
                   -- the account number
                   -- name(s) in which the account is registered
                   -- name of the Fund in which to invest the exchanged shares
                   -- the number of shares or the dollar amount wished to be
                      exchanged.
                   Sign the request exactly as the account is registered.
                   2. Mail the request and information to:
                   John Hancock Signature Services, Inc.
                   Attn:  Institutional Services
                   P.O. Box 9296
                   Boston, MA 02205-9296
--------------------------------------------------------------------------------

INSTITUTIONS


--------------------------------------------------------------------------------
     IN WRITING    Please follow the instructions as set forth for Plans on how to exchange shares in writing.
     BY TELEPHONE  1. Exchange by telephone is authorized automatically unless the box indicating that the telephone exchange privilege
                      is not desired is marked.
                   2. Call 1-800-755-4371. Have the account number of the Fund to be exchanged out of and the exact name in which it is
                      registered available to give to the telephone
                      representative.
--------------------------------------------------------------------------------

Each Fund reserves the right to require Institutions to keep previously exchanged shares (and reinvested dividends) in the Fund for 90 days before they are permitted a new exchange. Participants may exchange shares according to Plan provisions. The Fund may also terminate or alter the terms of the exchange privilege upon 60 days' notice to shareholders.
SPECIAL INVESTMENT PRIVILEGE FOR FORMER PLAN PARTICIPANTS. A former Participant in a Plan may invest the redemption proceeds of Fund shares beneficially owned by the Participant without a sales charge in other John Hancock funds. Participants may only invest in the Funds through a Plan. If a Participant elects or is required to withdraw from a Plan, the shares cannot be transferred into an account in the name of the Participant. In this circumstance the Participant may, subject to any other rights or restrictions under the Plan, cause the Plan Sponsor to redeem shares of the Funds. The proceeds of such redemption may be either distributed to the Participant or rolled over into an Individual Retirement Account or other retirement plan.
In either case, such proceeds may be invested at NAV without the imposition of a sales charge in shares of any other fund (other than those of the Trust) in the John Hancock family of funds. If the fund selected by the Participant has more than one class of shares, the privilege of purchasing shares at NAV will only apply to Class A shares. A Participant should obtain and carefully read the Prospectus of each John Hancock fund in which the Participant is considering an investment.
A Participant may obtain a Prospectus, establish an Individual Retirement Account and arrange the rollover of redemption proceeds by contacting Signature Services at 1-800-755-4371. Unlike a rollover, the distribution of redemption proceeds to a Participant may subject the Participant to tax withholding equal to 20% of the amount of the distribution.
ORGANIZATION AND MANAGEMENT OF THE FUNDS
Each Fund is organized as a separate portfolio of the Trust, which is an open-end investment management company organized as a Massachusetts business trust in 1994. The Trust has an unlimited number of authorized shares and currently has twelve distinct funds. The John Hancock Series Funds are offered through a separate prospectus.
Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends, and liquidation within their respective Fund. The Trustees also have the authority without further shareholder approval to establish additional funds within the Trust and to classify and reclassify the shares of the Funds, or any new fund of the Trust, into one or more classes. The Trust is not required to hold annual shareholder meetings, although special meetings may be called for such purposes as electing or removing Trustees, changing fundamental restrictions or approving a management contract.
------------------------------------------------------------------------------
THE TRUSTEES ELECT OFFICERS AND RETAIN THE INVESTMENT ADVISER AND THE SUBADVISER WHO ARE RESPONSIBLE FOR THE DAY-TO-DAY OPERATIONS OF THE FUNDS, SUBJECT TO THE TRUSTEES' POLICIES AND SUPERVISION.
------------------------------------------------------------------------------
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. Liability is therefore limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote. Liabilities attributable to one Fund are not charged against the assets of any other Fund. The Adviser was organized in 1968 and is a wholly-owned indirect subsidiary of the Life Company, a financial services company. The Adviser provides the Funds, and other investment companies in the John Hancock group of funds, with investment research and portfolio management services.
------------------------------------------------------------------------------
JOHN HANCOCK ADVISERS, INC. ADVISES INVESTMENT COMPANIES HAVING A TOTAL ASSET VALUE OF MORE THAN $30 BILLION.
------------------------------------------------------------------------------

The Subadviser was formed in 1982 as an indirect wholly-owned subsidiary of the Life Company and provides investment advice and advisory services to other investment companies and various additional clients, primarily institutional clients. Total assets managed by the Subadviser amount to approximately $28 billion. The organization of the Subadviser is such that all investment decisions are made by the portfolio management team and no single person is primarily responsible for making recommendations to the team.

JH Funds distributes shares for all of the John Hancock mutual funds directly and through selected broker-dealers ("Selling Brokers"). Certain officers of the Trust are also officers of the Adviser and JH Funds.

YEAR 2000 COMPLIANCE

The Adviser has addressed the Year 2000 issue by taking steps that it believes are reasonably designed to address the potential failure of computer programs used by the Adviser and the Funds' service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

THE FUNDS' EXPENSES

Each Fund pays a monthly fee to the Adviser for managing the Fund's investment and business affairs, which is equal on an annual basis to a percentage of the Fund's average daily net assets. For 1998, only Balanced Fund and Diversified Core Equity Fund II paid a fee to the Adviser which was equal to 0.50%, 0.54% respectively, of the Fund's average net assets. Without the voluntary limitation by the Adviser, these fees are as follows:


                                                            ADVISORY FEE
                FUND                                        PAID BY FUND
                ----                                        ------------
Balanced Fund                          .70% of the average daily net assets up to $500
                                       million; .65% of such assets in excess of $500 million.
Diversified Core Equity Fund II        .50% of the average daily net assets.
Value Fund, Growth Fund and Medium     .80% of the average daily net assets up to $500
  Capitalization Fund                  million; .75% of such assets in excess of $500 million.

While higher than the investment advisory fees paid by other investment companies in general, the advisory fees paid by Value Fund, Growth Fund and Medium Capitalization Fund are comparable to those paid by many investment companies with similar investment objectives and policies.


The Adviser (not the Fund) pays a portion of its advisory fee to the Subadviser for sub-advisory services provided to each Fund. These fees are as follows:
Diversified Core Equity Fund II, 80% of the advisory fee payable on the Fund's average daily net assets; Value Fund, Growth Fund and Medium Capitalization Fund, 55% of the advisory fee payable on the Fund's average daily net assets; and Balanced Fund, 60% of the advisory fee payable on the Fund's average daily net assets.


Each Fund pays fees to the independent Trustees of the Trust, the expenses of the continuing registration and qualification of its shares for sale, the charges of custodians and transfer agents, and auditing and legal expenses. The Adviser may, from time to time, agree that all or a portion of its fee will not be imposed for specific periods or make other arrangements to limit a Fund's expenses to not more than a specified percentage of average net assets. The Adviser retains the right to impose such fee and recover any other payments to the extent annual expenses fall below the limit at the end of the fiscal year. The Adviser has voluntarily agreed to limit each Fund's expenses until further notice to the percentages of each Fund's average net assets specified under "EXPENSE INFORMATION."
------------------------------------------------------------------------------
EACH FUND PAYS CERTAIN ADDITIONAL EXPENSES.
------------------------------------------------------------------------------


The Fund compensates the Adviser for performing necessary tax and financial management services. Compensation by each fund is not expected to exceed 0.02% of its average net assets on an annual basis.


Your broker or agent may charge you separately to effect transactions in fund shares.

DIVIDENDS AND TAXES
Dividends from net investment income of the Value Fund, Growth Fund and Medium Capitalization Fund are declared annually and paid annually. Dividends from net investment income of Diversified Core Equity Fund II and Balanced Fund are declared quarterly and paid quarterly.

Capital gains distributions are generally declared annually. Dividends are reinvested in additional shares unless you elect the option to receive them entirely in cash. If you elect the cash option and the U.S. Postal Service cannot deliver your checks, your election will be converted to reinvestment in additional shares.

TAXATION. Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund will not be subject to Federal income taxes on any net investment income and net realized capital gains that are distributed to its shareholders at least annually. For institutional investors who are not exempt from federal income taxes, dividends from a Fund's net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends from a Fund's net long-term capital gains are taxable as long-term capital gains. These dividends and capital gains are taxable whether they are reinvested in additional shares or received in cash unless you are exempt from taxation or entitled to tax deferral. Certain dividends may be paid by a Fund in January of a given year but may be taxable to shareholders as if received on December 31 of the prior year. Each Fund will send you a statement by January 31 showing the tax status of the distributions you received for the prior year. Plan participants should consult their Plan sponsor for tax information.

When you redeem (sell) or exchange shares you may realize a gain or loss.

On the account application you must certify that the taxpayer identification number you provide is correct and that you are not subject to back-up withholding of federal income tax unless you are a corporation or other entity that is exempt from backup withholding. If you do not provide this information or are otherwise subject to such withholding, the applicable Fund may be required to withhold 31% of your dividends, redemptions and exchanges.

In addition to Federal taxes, you may be subject to state and local or foreign taxes with respect to your investment in and distributions from a Fund. In many states, a portion of the Fund's dividends that represent interest received by the Fund on direct U.S. Government obligations may be exempt from tax. The foregoing discussion relates to investors that are subject to tax. Different tax consequences will apply to Plan participants, tax-exempt investors and investors that are subject to tax deferral. Under the Code, a tax-exempt investor in the Funds will not generally recognize unrelated business taxable income from its investment in the Funds unless the tax-exempt investor incurred indebtedness to acquire or continue to hold Fund shares and such indebtedness remains unpaid during the relevant periods. You should consult your tax adviser for specific advice.

PERFORMANCE
Total return is based on the overall change in value of a hypothetical investment in a Fund. A Fund's total return shows the overall dollar or percentage change in value, assuming the reinvestment of all dividends. Cumulative total return shows a Fund's performance over a period of time. Average annual total return shows the cumulative return divided over the number of years included in the period. Because average annual total return tends to smooth out variations in a Fund's performance, you should recognize that it is not the same as actual year-to-year results. Total return calculations are at net asset value because no sales charges are incurred by institutions eligible to buy the Funds.
------------------------------------------------------------------------------
EACH FUND MAY ADVERTISE ITS TOTAL RETURN.
------------------------------------------------------------------------------

Yield reflects the Fund's rate of income on portfolio investments as a percentage of its share price. Yield is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the net asset value per share on the last day of that period. Yield is also calculated according to accounting methods that are standardized for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the Fund's yield may not equal the income paid on shares or the income reported in the Fund's financial statements.
------------------------------------------------------------------------------
BALANCED FUND MAY ALSO ADVERTISE ITS YIELD.
------------------------------------------------------------------------------

The value of a Fund's shares, when redeemed, may be more or less than their original cost. Total return and yield are historical calculations and are not indications of future performance.

RISK FACTORS, INVESTMENTS AND TECHNIQUES
COMMON STOCKS. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Each Fund will diversify its investments in common stocks of companies in a number of industry groups without concentrating in any particular industry. Common stocks have the potential to outperform fixed-income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

DEBT OBLIGATIONS. Debt securities of corporate and governmental issuers in which the Fund may invest are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Particular debt securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and the interest rate sensitivity of the various debt issues available with respect to a particular issuer, and analysis of the anticipated volatility and liquidity of the particular debt instruments.

PREFERRED STOCKS. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

CONVERTIBLE SECURITIES. The Balanced Fund may invest in convertible securities which may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common stock of the same or another issuer. The Balanced Fund's investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security. In evaluating a convertible security, the Subadviser will give primary emphasis to the attractiveness of the underlying common stock.


FOREIGN ISSUERS AND DEPOSITORY RECEIPTS. Each Fund may invest in securities of foreign issuers which are U.S. dollar denominated and traded on a U.S. exchange and in American Depository Receipts ("ADRs"). The Balanced Fund may also invest in Yankee Bonds. ADRs (sponsored and unsponsored) are receipts typically issued by an American bank or trust company and Yankee Bonds are fixed-income securities typically issued by a U.S. branch of a foreign bank or corporation. These securities evidence ownership of underlying securities issued by a foreign corporation and are designed for trading in United States securities markets. Issuers of the shares underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

SMALLER CAPITALIZATION COMPANIES. Each Fund may invest in smaller-capitalization companies. These companies may have limited product lines and market and financial resources, or they may be dependent upon smaller or less experienced management groups. In addition, trading volume for these securities may be limited. Historically, the market price for these securities has been more volatile than for securities of companies with greater capitalization. However, securities of companies with smaller capitalization may offer greater potential for capital appreciation since they may be overlooked and, thus, undervalued by investors.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted securities, including those eligible for resale to certain institutional investors pursuant to Rule 144A under the Securities Act of 1933. In addition, each Fund may invest up to 15% of its net assets in illiquid investments which include repurchase agreements maturing in more than seven days, restricted securities and securities not readily marketable. However, if the Board of Trustees determines, based upon a continuing review of the trading markets for specific Rule 144A securities, that they are liquid then these securities may be purchased without regard to the 15% limit.

LENDING OF SECURITIES AND REPURCHASE AGREEMENTS. For the purpose of realizing additional income, each Fund may lend to brokers, dealers and financial institutions portfolio securities amounting to not more than 33 1/3% of their respective total assets taken at current value, if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. Each Fund may reinvest any cash collateral in short-term securities and money market funds. When the Funds lend portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Funds may incur a loss or, in the event of the borrower's bankruptcy, the Funds may be delayed in or prevented from liquidating the collateral. Securities loaned by a Fund will remain subject to fluctuations of market value. Each Fund may also enter into repurchase agreements. In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back to the issuer at the same price plus accrued interest. These transactions must be fully collateralized at all times. However, they may involve some credit risk to a Fund if the other party should default on its obligation and that Fund is delayed in or prevented from recovering the collateral.

WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a forward or "when-issued" basis. When a Fund engages in when-issued transactions, it relies on the seller or the buyer, as the case may be, to consummate the transaction. Failure to consummate the transaction may result in the Fund's losing the opportunity to obtain an advantageous price and yield.

SHORT-TERM TRADING AND PORTFOLIO TURNOVER. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. Short-term trading may have the effect of increasing portfolio turnover. The Funds do not intend to invest for the purpose of seeking short-term profits. Each Fund's particular portfolio securities may be changed, however, without regard to the holding period of these securities (subject to certain tax restrictions) when the Adviser deems that this action will help achieve the Fund's objective given a change in an issuer's operations or changes in general market conditions.

The portfolio turnover rate for the Funds is shown in the section captioned "The Funds' Financial Highlights."

                                     NOTES

JOHN HANCOCK INSTITUTIONAL SERIES TRUST
   INVESTMENT ADVISER
   John Hancock Advisers, Inc.
   101 Huntington Avenue
   Boston, Massachusetts 02199-7603

   SUB-INVESTMENT ADVISER
   Independence Investment Associates,
   Inc.
   53 State Street
   Boston, Massachusetts 02109

   PRINCIPAL DISTRIBUTOR
   John Hancock Funds, Inc.
   101 Huntington Avenue
   Boston, Massachusetts 02199-7603

   CUSTODIAN
   Investors Bank & Trust Company
   200 Clarendon Street
   Boston, Massachusetts 02116

   TRANSFER AGENT
   John Hancock Signature Services, Inc.
   P.O. Box 9296
   Boston, Massachusetts 02205-9296

   The annual/semi-annual report to
   shareholders includes financial
   statements, detailed performance
   information, portfolio holdings, a
   statement from portfolio management
   and the auditor's report. To request
   a free copy of this report please
   contact John Hancock Signature
   Services, Inc.


   A current SAI has been filed with the
   Securities and Exchange Commission
   and is incorporated by reference (is
   legally a part of this prospectus).
   You may visit the Securities and
   Exchange Commission's Internet
   website (www.sec.gov) to view the
   SAI, material incorporated by
   reference and other information.


HOW TO OBTAIN INFORMATION
ABOUT THE FUNDS

For Service Information
For Telephone Exchange
For Investment-by-Phone
For Telephone Redemption
call 1-800-755-4371

Internet: www.jhancock.com/funds



KI00P    7/98




                                        101 HUNTINGTON AVENUE
                                        BOSTON, MASSACHUSETTS 02199-7603
                                        TELEPHONE 1-800-755-4371

                               JOHN HANCOCK FUNDS
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    JOHN HANCOCK INSTITUTIONAL SERIES TRUST
                                   PROSPECTUS

                                  July 1, 1998


John Hancock Institutional Series Trust consists of twelve mutual funds, seven of which are offered in this Prospectus (each, a "Fund" and collectively, the "Funds"):
                         JOHN HANCOCK ACTIVE BOND FUND
                         JOHN HANCOCK GLOBAL BOND FUND

                     JOHN HANCOCK DIVIDEND PERFORMERS FUND

                     JOHN HANCOCK MULTI-SECTOR GROWTH FUND

                  JOHN HANCOCK SMALL CAPITALIZATION VALUE FUND


                 JOHN HANCOCK SMALL CAPITALIZATION GROWTH FUND

                     JOHN HANCOCK INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


                                                                   Page
                     TABLE OF CONTENTS                             ----
Expense Information.........................................          2
The Funds' Financial Highlights.............................          3
An Overview of the Funds....................................          7
Investment Objectives and Policies..........................          8
Who May Buy Shares..........................................         17
Investors' Guide to Services................................         17
     How to Buy Shares......................................         17
     Opening an Account.....................................         17
     Buying Additional Shares...............................         18
     Reports to Shareholders................................         18
     Share Price............................................         18
     Redeeming Shares.......................................         19
     Exchange Privilege.....................................         20
Organization and Management of the Funds....................         21
The Funds' Expenses.........................................         22
Dividends and Taxes.........................................         23
Performance.................................................         24
Risk Factors, Investments and Techniques....................         24


     This Prospectus sets forth information about the Funds, which are each a series of John Hancock Institutional Series Trust (the "Trust"), that you should know before investing. Please read and retain it for future reference.

     Additional information about the Trust and the Funds has been filed with the Securities and Exchange Commission (the "SEC"). You can obtain a copy of the Funds' Statement of Additional Information, dated July 1, 1998, which is incorporated by reference into this
Prospectus, free of charge by writing or telephoning: John Hancock Signature Services, Inc., P.O. Box 9296, Boston, Massachusetts 02205-9296, 1-800-755-4371.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JOHN HANCOCK FUNDS LOGO]              [RECYCLE LOGO] Printed on Recycled Paper.

EXPENSE INFORMATION


     The purpose of the following information is to help you to understand the various costs and expenses that you will bear, directly or indirectly when you purchase Fund shares. The operating expenses included in the table and hypothetical example below, are based on actual fees and expenses for the Funds' fiscal year ended February 28, 1998 adjusted to reflect current fees and expenses. Actual expenses may be greater or less than those indicated.


                                                               ALL FUNDS
               SHAREHOLDER TRANSACTION EXPENSES                ---------

--------------------------------------------------------------------------------

 Maximum Sales Charge (as a percentage of offering price)        NONE
 Sales Charge on Reinvested Dividends                            NONE

--------------------------------------------------------------------------------

 Deferred Sales Charge and Redemptions                           NONE
 Redemption Fees                                                 NONE*

--------------------------------------------------------------------------------

 Exchange Fees                                                   NONE

EXAMPLE: You would pay the
following expenses for the
indicated period of years on
a hypothetical $1,000
investment assuming a 5%
annual rate of return and
the voluntary expense
limitation as noted below:+

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)

                         MANAGEMENT         OTHER         TOTAL FUND OPERATING
                         FEE (AFTER    EXPENSES (AFTER      EXPENSES (AFTER
                         LIMITATION)    LIMITATION)**        LIMITATION)***            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         -----------   ---------------    --------------------         ------    -------    -------    --------





--------------------------------------------------------------------------------

 ACTIVE BOND FUND                  0.00%           0.60%              0.60%               $ 6        $19        $33        $ 75
 GLOBAL BOND FUND                  0.00%           0.85%              0.85%               $ 9        $27        $47        $105

--------------------------------------------------------------------------------


 SMALL CAPITALIZATION VALUE
   FUND                            0.08%           0.72%              0.80%               $ 8        $26        $44        $ 99
 DIVIDEND PERFORMERS FUND          0.28%           0.42%              0.70%               $ 7        $22        $39        $ 87


--------------------------------------------------------------------------------


 MULTI-SECTOR GROWTH FUND          0.60%           0.30%              0.90%               $ 9        $29        $50        $111
 SMALL CAPITALIZATION GROWTH
   FUND                            0.00%           0.90%              0.90%               $ 9        $29        $50        $111


--------------------------------------------------------------------------------

 INTERNATIONAL EQUITY FUND         0.00%           1.00%              1.00%               $10        $32        $55        $122

---------------
  * Redemption by wire fee (currently $4.00) not included.
 ** Other Expenses include transfer agent, legal, audit, custody and other expenses.

*** Total Fund Operating Expenses in the table reflect a voluntary limitation by the Funds' Adviser. Without such limitation, the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, would have been estimated at the following: Active Bond Fund -- 0.50%, 2.14% and 2.64%; Global Bond Fund -- 0.75%, 1.42% and 2.17%; Small Capitalization Value Fund -- 0.70%, 0.72% and 1.42%; Dividend Performers Fund -- 0.60%, 0.42% and
    1.02%; Multi-Sector Growth Fund -- 0.80%, 0.30% and 1.10%; Small Capitalization Growth Fund -- 0.80%, 3.25% and 4.05%; and International Equity Fund -- 0.90%, 1.12% and 2.02%.


  + This example should not be considered a representation of the Funds' actual or future expenses, which may be greater or less than those shown.

The management fee referred to above is more fully explained in this Prospectus under the caption "THE FUNDS' EXPENSES" and in the Statement of Additional Information under the caption "INVESTMENT ADVISORY AND OTHER SERVICES."

THE FUNDS' FINANCIAL HIGHLIGHTS

  The following tables of Financial Highlights have been audited by Deloitte & Touche LLP, the Funds' independent auditors, whose unqualified report is included in the Funds' 1998 Annual Report and is included in the Statement of Additional Information. Further information about the performance of the Fund is contained in the Funds' Annual Report to shareholders, that may be obtained free of charge by writing or telephoning John Hancock Signature Services, Inc. ("Signature Services") at the address or telephone number listed on the front page of this Prospectus.


  Selected data for a share outstanding throughout each period indicated is as follows:



              JOHN HANCOCK ACTIVE BOND FUND                 FOR THE PERIOD MARCH 30, 1995
                                                            (COMMENCEMENT OF OPERATIONS)       YEAR ENDED          YEAR ENDED
                                                                TO FEBRUARY 29, 1996        FEBRUARY 28, 1997   FEBRUARY 28, 1998
                                                            -----------------------------   -----------------   -----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period......................             $ 8.50                    $  8.64             $  8.54
                                                                       ------                    -------             -------
Net Investment Income(6)..................................               0.51                       0.60                0.59
Net Realized and Unrealized Gain (Loss) on Investments....               0.16                      (0.09)               0.34
                                                                       ------                    -------             -------
        Total from Investment Operations..................               0.67                       0.51                0.93
                                                                       ------                    -------             -------
Less Distributions:
    Dividends from Net Investment Income..................              (0.51)                     (0.60)              (0.59)
                                                                       ------                    -------             -------
    Distributions in Excess of Net Investment Income......              .....                      .....               (0.00)(8)
    Distributions from Net Realized Gain on Investments
      Sold................................................              (0.02)                     (0.01)              (0.05)
                                                                       ------                    -------             -------
        Total Distributions...............................              (0.53)                     (0.61)              (0.64)
                                                                       ------                    -------             -------
Net Asset Value, End of Period............................             $ 8.64                    $  8.54             $  8.83
                                                                       ======                    =======             =======
Total Investment Return at Net Asset Value(5).............               7.76%(3)                   6.17%              11.25%
Total Adjusted Investment Return at Net Asset
  Value(5,7)..............................................              (0.46%)(3)                  2.72%               9.21%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted).................             $1,171                    $ 2,191             $ 5,158
Ratio of Expenses to Average Net Assets...................               0.65%(2)                   0.60%               0.60%
Ratio of Adjusted Expenses to Average Net Assets(1,4).....               9.60%(2)                   4.05%               2.64%
Ratio of Net Investment Income to Average Net Assets......               6.53%(2)                   7.10%               6.78%
Ratio of Adjusted Net Investment Income (Loss) to Average
  Net Assets(1,4).........................................              (2.42%)(2)                  3.65%               4.74%
Portfolio Turnover Rate...................................                 71%                       136%                230%
Fee Reduction Per Share(6)................................             $ 0.75                    $  0.30             $  0.18



              JOHN HANCOCK GLOBAL BOND FUND                 FOR THE PERIOD APRIL 19, 1995
                                                            (COMMENCEMENT OF OPERATIONS)       YEAR ENDED          YEAR ENDED
                                                                TO FEBRUARY 29, 1996        FEBRUARY 28, 1997   FEBRUARY 28, 1998
                                                            -----------------------------   -----------------   -----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period......................             $ 8.50                    $  8.46             $  8.22
                                                                       ------                    -------             -------
Net Investment Income(6)..................................               0.41                       0.52                0.48
Net Realized and Unrealized Loss on Investments and
  Foreign Currency Transactions...........................              (0.04)                     (0.24)              (0.03)
                                                                       ------                    -------             -------
        Total from Investment Operations..................               0.37                       0.28                0.45
                                                                       ------                    -------             -------
Less Distributions:
    Dividends from Net Investment Income..................              (0.41)                     (0.35)              (0.48)
                                                                       ------                    -------             -------
    Distributions from Net Realized Gain on Investments
      Sold................................................              .....                      .....               (0.03)
    Distributions from Capital Paid-in....................              .....                      (0.17)              .....
                                                                       ------                    -------             -------
Total Distributions........................................             (0.41)                     (0.52)              (0.51)
                                                                       ------                    -------             -------
Net Asset Value, End of Period............................             $ 8.46                    $  8.22             $  8.16
                                                                       ======                    =======             =======
Total Investment Return at Net Asset Value(5).............               4.37%(3)                   3.39%               5.62%
Total Adjusted Investment Return at Net Asset
  Value(5,7)..............................................             (54.55%)(3)                 (2.93%)              4.30%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted).................             $  217                    $ 1,026             $ 9,960
Ratio of Expenses to Average Net Assets...................               0.91%(2)                   0.85%               0.85%
Ratio of Adjusted Expenses to Average Net Assets(1,4).....              69.15%(2)                   7.17%               2.17%
Ratio of Net Investment Income to Average Net Assets......               5.91%(2)                   6.26%               5.44%
Ratio of Adjusted Net Investment Income (Loss) to Average
  Net Assets(1,4).........................................             (62.33%)(2)                 (0.06%)              4.12%
Portfolio Turnover Rate...................................                129%                       119%                123%
Fee Reduction Per Share(6)................................             $ 5.35                    $  0.56             $  0.11


---------------

(1) Unreimbursed, without fee reduction.



(2) Annualized.



(3) Not annualized.



(4) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.



(5) Total investment return assumes dividend reinvestment.



(6) Based on the average of the shares outstanding at the end of each month.



(7) An estimated total return calculation, which does not take into consideration fee reductions by the Adviser during the periods shown.



(8) Less than $0.01 per share.

  Selected data for a share outstanding throughout each period indicated is as follows:



         JOHN HANCOCK DIVIDEND PERFORMERS FUND            FOR THE PERIOD MARCH 30, 1995
                                                          (COMMENCEMENT OF OPERATIONS)        YEAR ENDED           YEAR ENDED
                                                              TO FEBRUARY 29, 1996         FEBRUARY 28, 1997    FEBRUARY 28, 1998
                                                          -----------------------------    -----------------    -----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period....................             $ 8.50                     $ 10.15              $ 11.91
                                                                     ------                     -------              -------
Net Investment Income(6)................................               0.23                        0.21                 0.18
Net Realized and Unrealized Gain on Investments.........               1.68                        1.92                 3.92
                                                                     ------                     -------              -------
        Total from Investment Operations................               1.91                        2.13                 4.10
                                                                     ------                     -------              -------
Less Distributions:
    Dividends from Net Investment Income................              (0.19)                      (0.18)               (0.17)
    Distributions from Net Realized Gain on Investments
      Sold..............................................              (0.07)                      (0.19)               (0.92)
                                                                     ------                     -------              -------
        Total Distributions.............................              (0.26)                      (0.37)               (1.09)
                                                                     ------                     -------              -------
Net Asset Value, End of Period..........................             $10.15                     $ 11.91              $ 14.92
                                                                     ======                     =======              =======
Total Investment Return at Net Asset Value(5)...........              22.79%(3)                   21.26%               35.55%
Total Adjusted Investment Return at Net Asset
  Value(5,8)............................................              19.79%(3)                   20.07%               35.23%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)...............             $3,319                     $ 8,668              $20,884
Ratio of Expenses to Average Net Assets.................               0.75%(2)                    0.70%                0.70%
Ratio of Adjusted Expenses to Average Net Assets(1,4)...               4.02%(2)                    1.89%                1.02%
Ratio of Net Investment Income to Average Net Assets....               2.51%(2)                    1.94%                1.31%
Ratio of Adjusted Net Investment Income (Loss) to
  Average Net Assets(1,4)...............................              (0.76%)(2)                   0.75%                0.99%
Portfolio Turnover Rate.................................                 70%                         37%                  77%
Fee Reduction Per Share(6)..............................             $ 0.30                     $  0.13              $  0.04
Average Brokerage Commission Rate(7)....................                N/A                     $0.0700              $0.0699



JOHN HANCOCK MULTI-SECTOR GROWTH FUND                     FOR THE PERIOD APRIL 11, 1995
                                                          (COMMENCEMENT OF OPERATIONS)        YEAR ENDED           YEAR ENDED
                                                              TO FEBRUARY 29, 1996         FEBRUARY 28, 1997    FEBRUARY 28, 1998
                                                          -----------------------------    -----------------    -----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period....................             $ 8.50                     $ 10.69              $ 12.67
                                                                     ------                     -------              -------
Net Investment Income (Loss)(6).........................              (0.01)                       0.01                 0.00(9)
Net Realized and Unrealized Gain on Investments and
  Foreign Currency Transactions.........................               2.22                        2.02                 2.06
                                                                     ------                     -------              -------
        Total from Investment Operations................               2.21                        2.03                 2.06
                                                                     ------                     -------              -------
Less Distributions:
    Dividends from Net Investment Income................              (0.02)                         --                (0.00)(9)
    Distributions from Net Realized Gain on Investments
      Sold..............................................                 --                       (0.05)               (1.22)
                                                                     ------                     -------              -------
        Total Distributions.............................              (0.02)                      (0.05)               (1.22)
                                                                     ------                     -------              -------
Net Asset Value, End of Period..........................             $10.69                     $ 12.67              $ 13.51
                                                                     ======                     =======              =======
Total Investment Return at Net Asset Value(5)...........              25.98%(3)                   19.00%               17.39%
Total Adjusted Investment Return at Net Asset
  Value(5,8)............................................              23.70%(3)                   18.48%               17.19%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)...............             $8,399                     $29,085              $40,302
Ratio of Expenses to Average Net Assets.................               0.93%(2)                    0.90%                0.90%
Ratio of Adjusted Expenses to Average Net Assets(1,4)...               3.51%(2)                    1.42%                1.10%
Ratio of Net Investment Income (Loss) to Average Net
  Assets................................................              (0.10%)(2)                   0.06%                0.03%
Ratio of Adjusted Net Investment Loss to Average Net
  Assets(1,4)...........................................              (2.68%)(2)                  (0.46%)              (0.17%)
Portfolio Turnover Rate.................................                189%                        281%                 341%
Fee Reduction Per Share(6)..............................             $ 0.23                     $  0.06              $  0.03
Average Brokerage Commission Rate(7)....................                N/A                     $0.0620              $0.0673


---------------


(1) Unreimbursed, without fee reduction.



(2) Annualized.



(3) Not annualized.



(4) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.



(5) Total investment return assumes dividend reinvestment.



(6) Based on the average of the shares outstanding at the end of each month.



(7) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


(8) An estimated total return calculation, which does not take into consideration fee reductions by the Adviser during the periods shown.


(9) Less than $0.01 per share.

  Selected data for a share outstanding throughout each period indicated is as follows:



      JOHN HANCOCK SMALL CAPITALIZATION VALUE FUND        FOR THE PERIOD APRIL 19, 1995
                                                          (COMMENCEMENT OF OPERATIONS)        YEAR ENDED           YEAR ENDED
                                                              TO FEBRUARY 29, 1996         FEBRUARY 28, 1997    FEBRUARY 28, 1998
                                                          -----------------------------    -----------------    -----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period....................             $ 8.50                     $  9.09              $  9.38
                                                                     ------                     -------              -------
Net Investment Income(6)................................               0.17                        0.14                 0.07
Net Realized and Unrealized Gain on Investments.........               0.56                        1.08                 3.65
                                                                     ------                     -------              -------
        Total from Investment Operations................               0.73                        1.22                 3.72
                                                                     ------                     -------              -------
Less Distributions:
    Dividends from Net Investment Income................              (0.14)                      (0.12)               (0.10)
    Distributions from Net Realized Gain on Investments
      Sold..............................................                 --                       (0.81)               (1.26)
                                                                     ------                     -------              -------
        Total Distributions.............................              (0.14)                      (0.93)               (1.36)
Net Asset Value, End of Period..........................             $ 9.09                     $  9.38              $ 11.74
                                                                     ======                     =======              =======
Total Investment Return at Net Asset Value(8)...........               8.61%(3)                   13.78%               41.81%
Total Adjusted Investment Return at Net Asset
  Value(8,9)............................................               5.40%(3)                   12.75%               41.19%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)...............             $5,293                     $ 6,011              $ 9,549
Ratio of Expenses to Average Net Assets.................               0.83%(2)                    0.80%                0.80%
Ratio of Adjusted Expenses to Average Net Assets(1,4)...               4.55%(2)                    1.83%                1.42%
Ratio of Net Investment Income to Average Net Assets....               2.04%(2)                    1.46%                0.62%
Ratio of Adjusted Net Investment Income (Loss) to
  Average Net Assets(1,4)...............................              (1.68%)(2)                   0.43%                0.00%
Portfolio Turnover Rate.................................                  0%                         96                  216%
Fee Reduction Per Share(6)..............................             $ 0.30                     $  0.10              $  0.07
Average Brokerage Commission Rate(5)....................                N/A                     $0.0640              $0.0573






       JOHN HANCOCK SMALL CAPITALIZATION GROWTH FUND           FOR THE PERIOD MAY 2, 1996
                                                              (COMMENCEMENT OF OPERATIONS)       YEAR ENDED
                                                                  TO FEBRUARY 28, 1997        FEBRUARY 28, 1998
                                                              ----------------------------    -----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period........................            $  8.50                    $  9.24
                                                                        -------                    -------
Net Investment Income (Loss)(6).............................               0.03                      (0.03)
Net Realized and Unrealized Gain on Investments and Foreign
  Currency Transactions.....................................               0.73                       2.53
                                                                        -------                    -------
        Total from Investment Operations....................               0.76                       2.50
                                                                        -------                    -------
Less Distributions:
    Dividends from Net Investment Income....................              (0.02)                     (0.00)(7)
Net Asset Value, End of Period..............................            $  9.24                    $ 11.74
                                                                        =======                    =======
Total Investment Return at Net Asset Value(8)...............               8.89%(3)                  27.07%
Total Adjusted Investment Return at Net Asset Value(8,9)....              (3.84%)(3)                 23.92%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)...................            $   999                    $ 3,102
Ratio of Expenses to Average Net Assets.....................               0.90%(2)                   0.90%
Ratio of Adjusted Expenses to Average Net Assets(1,4).......              16.24%(2)                   4.05%
Ratio of Net Investment Income (Loss) to Average Net
  Assets....................................................               0.35%(2)                  (0.25%)
Ratio of Adjusted Net Investment Loss to Average Net
  Assets(1,4)...............................................             (14.99%)(2)                 (3.40%)
Portfolio Turnover Rate.....................................                 92%                       117%
Fee Reduction Per Share(6)..................................            $  1.22                    $  0.34
Average Brokerage Commission Rate(5)........................            $0.0692                    $0.0687



(1) Unreimbursed, without fee reduction.



(2) Annualized.



(3) Not annualized.



(4) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.



(5) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.



(6) Based on the average of the shares outstanding at the end of each month.



(7) Less than $0.01 per share.


(8) Total investment return assumes dividend reinvestment.


(9) An estimated total return calculation, which does not take into consideration fee reductions by the Adviser during the periods shown.

  Selected data for a share outstanding throughout each period indicated is as follows:



         JOHN HANCOCK INTERNATIONAL EQUITY FUND           FOR THE PERIOD MARCH 30, 1995
                                                          (COMMENCEMENT OF OPERATIONS)        YEAR ENDED           YEAR ENDED
                                                              TO FEBRUARY 29, 1996         FEBRUARY 28, 1997    FEBRUARY 28, 1998
                                                          -----------------------------    -----------------    -----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period....................             $ 8.50                     $  9.24              $  9.35
                                                                     ------                     -------              -------
Net Investment Income(6)................................               0.15                        0.12                 0.06
Net Realized and Unrealized Gain on Investments and
  Foreign Currency Transactions.........................               0.68                        0.14                 0.23
                                                                     ------                     -------              -------
        Total from Investment Operations................               0.83                        0.26                 0.29
                                                                     ------                     -------              -------
Less Distributions:
    Dividends from Net Investment Income................              (0.08)                      (0.10)               (0.01)
    Distributions from Net Realized Gain on Investments
      Sold..............................................              (0.01)                      (0.05)              (.....)
                                                                     ------                     -------              -------
        Total Distributions.............................              (0.09)                      (0.15)               (0.01)
                                                                     ------                     -------              -------
Net Asset Value, End of Period..........................             $ 9.24                     $  9.35              $  9.63
                                                                     ======                     =======              =======
Total Investment Return at Net Asset Value(5)...........               9.81%(3)                    2.79%                3.07%
Total Adjusted Investment Return at Net Asset
  Value(5,8)............................................               3.26%(3)                    0.47%                2.05%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)...............             $2,897                     $ 4,204              $ 7,983
Ratio of Expenses to Average Net Assets.................               1.05%(2)                    1.00%                1.00%
Ratio of Adjusted Expenses to Average Net Assets(1,4)...               8.19%(2)                    3.32%                2.02%
Ratio of Net Investment Income to Average Net Assets....               1.75%(2)                    1.26%                0.60%
Ratio of Adjusted Net Investment Loss to Average Net
  Assets(1,4)...........................................              (5.39%)(2)                  (1.06%)              (0.42%)
Portfolio Turnover Rate.................................                 59%                         68%                 125%
Fee Reduction Per Share(6)..............................             $ 0.60                     $  0.22              $  0.10
Average Brokerage Commission Rate(7)....................                N/A                     $0.0237              $0.0204


---------------


(1) Unreimbursed, without the reduction.

(2) Annualized

(3) Not annualized.

(4) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.

(5) Total investment return assumes dividend reinvestment.

(6) Based on the average of the shares outstanding at the end of each month.

(7) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

(8) An estimated total return calculation, which does not take into consideration fee reductions by the Adviser during the periods shown.

AN OVERVIEW OF THE FUNDS

JOHN HANCOCK ACTIVE BOND FUND seeks a high rate of total return consistent with prudent investment risk. The Fund invests primarily in a diversified portfolio of investment grade debt securities of U.S. and foreign issuers.

JOHN HANCOCK GLOBAL BOND FUND seeks a competitive total investment return, consisting of current income and capital appreciation. The Fund invests primarily in a global portfolio of high grade, fixed income debt securities.


JOHN HANCOCK DIVIDEND PERFORMERS FUND seeks long-term growth of capital and of income without assuming undue market risk. The Fund invests primarily in common stocks of seasoned companies in sound financial condition with a long-term record of paying increasing dividends.


JOHN HANCOCK MULTI-SECTOR GROWTH FUND seeks long-term capital appreciation. The Fund invests primarily in equity securities of domestic and foreign issuers in various economic sectors, selected according to both macroeconomic factors and the outlook for each sector.


JOHN HANCOCK SMALL CAPITALIZATION VALUE FUND seeks capital appreciation, with income as a secondary objective. The Fund invests primarily in equity securities that are believed to be undervalued relative to alternative equity investments.



JOHN HANCOCK SMALL CAPITALIZATION GROWTH FUND seeks long-term growth of capital. The Fund invests primarily in common stocks of rapidly growing small-sized companies.


JOHN HANCOCK INTERNATIONAL EQUITY FUND seeks long-term growth of capital. The Fund invests primarily in equity securities of foreign issuers.

The investment adviser of each Fund is John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company").

                            ------------------------

INVESTMENT OBJECTIVES AND POLICIES
JOHN HANCOCK ACTIVE BOND FUND
The investment objective of John Hancock Active Bond Fund ("Active Bond Fund") is a high rate of total return, consistent with prudent investment risk. The Fund invests primarily in a diversified portfolio of freely marketable investment grade debt securities of U.S. and foreign issuers.
------------------------------------------------------------------------------
THE INVESTMENT OBJECTIVE OF JOHN HANCOCK ACTIVE BOND FUND IS A HIGH RATE OF TOTAL RETURN CONSISTENT WITH PRUDENT INVESTMENT RISK.
------------------------------------------------------------------------------


Under normal market conditions, the Fund invests at least 65% of the value of its total assets in bonds and/or debentures. At least 75% of the Fund's total assets will consist of investment grade debt securities (i.e. within the four highest grades as determined by Standard & Poor's Ratings Group ("S&P"), AAA, AA, A or BBB, or by Moody's Investors Service, Inc. ("Moody's"), Aaa, Aa, A or
Baa); or debt securities of banks, the U.S. Government, its agencies or instrumentalities and other issuers not rated as a matter of policy by S&P or Moody's that are the unrated equivalent of investment grade; or cash and cash-equivalents. Debt securities rated BBB or Baa and unrated debt securities of comparable credit quality are subject to certain risks. The Fund's investments in commercial paper will, at the time of purchase, be rated A-2 or P-2 or better by S&P or Moody's, respectively. See "INVESTMENT GRADE SECURITIES."

------------------------------------------------------------------------------
ACTIVE BOND FUND INVESTS PRIMARILY IN INVESTMENT GRADE SECURITIES.
------------------------------------------------------------------------------

The Fund may also invest up to 25% of the value of its total assets in fixed-income securities rated below BBB by S&P or below Baa by Moody's or their respective equivalent ratings or in securities which are unrated. The Fund may invest in securities rated as low as CC by S&P or Ca by Moody's and unrated securities of comparable credit quality as determined by the Adviser. These ratings indicate obligations that are speculative to a high degree and often in default. Securities rated lower than Baa or BBB are high risk securities generally referred to as "junk bonds." See "LOWER RATED SECURITIES." See Appendix A to the Statement of Additional Information for a description of the characteristics of obligations in the various rating categories. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.
------------------------------------------------------------------------------
THE FUND MAY INVEST TO A LIMITED EXTENT IN LOWER RATED SECURITIES.
------------------------------------------------------------------------------

The Fund may acquire individual securities of any maturity and is not subject to any limits as to the average maturity of its overall portfolio. The longer the Fund's average portfolio maturity, the more the value of the portfolio and the net asset value of the Fund's shares will fluctuate in response to changes in interest rates. An increase in interest rates will generally decrease the value of the Fund's portfolio securities and its shares, while a decline in interest rates will generally increase their value.
------------------------------------------------------------------------------
THE FUND'S INVESTMENTS MAY BE OF ANY MATURITY.
------------------------------------------------------------------------------

The Fund may invest in securities of United States and foreign issuers. It is anticipated that under normal conditions, the Fund will not invest more than 25% of its total assets in foreign securities (excluding U.S. dollar-denominated Canadian securities). Securities of foreign issuers involve special risks. See "SECURITIES OF FOREIGN ISSUERS."
------------------------------------------------------------------------------
THE FUND MAY INVEST IN SECURITIES OF BOTH DOMESTIC AND FOREIGN ISSUERS.
------------------------------------------------------------------------------

The Fund may invest to a limited extent in restricted and illiquid securities, and enter into repurchase agreements. It may also lend its portfolio securities and purchase securities on a forward commitment or when-issued basis.

The Fund may engage in short-term trading in response to changes in interest rates or other economic trends or developments and for certain other purposes. See "SHORT TERM TRADING AND PORTFOLIO TURNOVER."
------------------------------------------------------------------------------
ACTIVE BOND FUND MAY EMPLOY CERTAIN INVESTMENT STRATEGIES TO HELP ACHIEVE ITS INVESTMENT OBJECTIVE.
------------------------------------------------------------------------------

The Fund may also buy and sell options contracts, financial futures contracts and options on these futures contracts for hedging and non-hedging purposes. These contracts may be based on securities, indices and currencies. All of the Fund's futures contracts and options on futures contracts will be traded on a U.S. commodity exchange or board of trade. See "OPTIONS AND FUTURES TRANSACTIONS."

The Fund may enter into forward foreign currency exchange contracts to attempt to hedge against changes in foreign currency exchange rates. See "FOREIGN CURRENCY TRANSACTIONS."

See "RISK FACTORS, INVESTMENTS AND TECHNIQUES" for more information on the Fund's investments.

JOHN HANCOCK GLOBAL BOND FUND
The investment objective of the John Hancock Global Bond Fund ("Global Bond Fund") is a competitive total investment return, consisting of current income and capital appreciation. The Fund invests primarily in a global portfolio of high grade, fixed-income debt securities. Normally, the Fund will invest in fixed-income debt securities denominated in at least three currencies or multi-currency units, including the U.S. Dollar.

Under normal circumstances, Global Bond Fund invests primarily (at least 65% of total assets) in fixed-income debt securities issued or guaranteed by: (i) the U.S. Government, its agencies or instrumentalities; (ii) foreign governments (including foreign states, provinces and municipalities) or their political subdivisions, authorities, agencies or instrumentalities; (iii) international organizations backed or jointly owned by more than one national government, such as the International Bank for Reconstruction and Development, European Investment Bank, Asian Development Bank and European Coal and Steel Community; and (iv) foreign corporations or financial institutions. The term "fixed-income debt securities" encompasses debt obligations of all types, including bonds, debentures and notes. A fixed-income debt security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with a security. The Fund also invests in stocks, such as preferred stocks, that provide the Fund with current income or capital appreciation.
------------------------------------------------------------------------------
JOHN HANCOCK GLOBAL BOND FUND'S INVESTMENT OBJECTIVE IS A COMPETITIVE TOTAL INVESTMENT RETURN, CONSISTING OF CURRENT INCOME AND CAPITAL APPRECIATION. THE FUND INVESTS PRIMARILY IN A GLOBAL PORTFOLIO OF HIGH GRADE, FIXED-INCOME DEBT SECURITIES.
------------------------------------------------------------------------------
The Fund has registered as a "non-diversified" fund so that it may invest more than 5% of its total assets in the obligations of a single foreign government or other issuer. This may make the Fund more susceptible to certain risks. See "NON-DIVERSIFIED STATUS." The Fund will not, however, invest more than 25% of its total assets in securities issued by any one foreign government.
------------------------------------------------------------------------------
THE FUND IS "NON-DIVERSIFIED."
------------------------------------------------------------------------------

Global Bond Fund's investments in fixed-income debt securities consist primarily of fixed income debt securities which are rated, at the time of investment, A or better by either S&P or Moody's or their respective equivalent ratings or in securities that the Adviser has determined to be of comparable credit quality. The Fund may, however, invest less than 35% of its total assets in fixed-income debt securities rated, at the time of investment, as low as CCC by S&P or Caa by Moody's or their respective equivalent ratings and unrated securities of comparable credit quality. In the event a fixed-income debt security is subsequently downgraded below these ratings, the Adviser will consider this event in its determination of whether the Fund should continue to hold the security. Securities rated lower than BBB or Baa and unrated securities of comparable credit quality are high risk securities generally referred to as "junk bonds." See "LOWER RATED SECURITIES." See Appendix A to the Statement of Additional Information for a description of the characteristics of obligations in the various rating categories.

------------------------------------------------------------------------------
THE FUND INVESTS PRIMARILY IN HIGH GRADE SECURITIES.
------------------------------------------------------------------------------
Global Bond Fund may invest in fixed-income debt securities denominated in any currency or a multi-national currency unit. The European Currency Unit ("ECU") is a composite currency consisting of specified amounts of each of the currencies of the ten member countries of the European Economic Community. The Fund may also invest in fixed-income debt securities denominated in the currency of one country although issued by a governmental entity, corporation or financial institution of another country. For example, the Fund may invest in a Japanese yen-denominated fixed-income debt security issued by a United States corporation. This type of investment involves credit risks associated with the issuer of the obligation and currency risks associated with the currency in which the obligation is denominated.

Global Bond Fund will maintain a flexible investment policy, and its portfolio assets may be shifted among fixed-income debt securities denominated in various foreign currencies that the Adviser expects to provide relatively high rates of income or potential capital appreciation in U.S. Dollars. As with all debt securities, the prices of the Fund's portfolio securities will generally increase when interest rates decline and decrease when interest rates rise. Similarly, if the foreign currency in which a portfolio security is denominated appreciates against the U.S. Dollar, the total investment return from the security would be enhanced. Conversely, if the foreign currency in which a portfolio security is denominated depreciates against the U.S. Dollar, total investment return from that security would be adversely affected.

In selecting fixed-income debt securities for Global Bond Fund's portfolio, the Adviser ordinarily considers such factors as the strengths and weaknesses of the currency in which the securities are denominated; expected levels of inflation and interest rates; government policies influencing business conditions; the financial condition of the issuer; and other pertinent financial, tax, social, political and national factors. The Fund's investments in securities of foreign issuers involve risks not associated with U.S. securities. In addition, the Fund may invest in foreign countries with limited or developing capital markets, including emerging markets. Investments in these countries involve additional risks. See "SECURITIES OF FOREIGN ISSUERS."

The average maturity of the Fund's portfolio securities may vary based upon the Adviser's assessment of economic and market conditions.
------------------------------------------------------------------------------
THE FUND'S AVERAGE PORTFOLIO MATURITY MAY VARY.
------------------------------------------------------------------------------

When the Adviser determines that adverse market conditions are present, the Fund may establish and maintain cash reserves for temporary defensive purposes, without limitation. The Fund's cash reserves may be invested in domestic as well as foreign money market instruments, including but not limited to governmental obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.
------------------------------------------------------------------------------
FOR TEMPORARY DEFENSIVE PURPOSES, THE FUND MAY INVEST IN A VARIETY OF DOMESTIC AND FOREIGN MONEY MARKET INSTRUMENTS.
------------------------------------------------------------------------------
Global Bond Fund's portfolio turnover rate may vary widely from year to year and may be higher than that of many other mutual funds with a total return objective. A high rate of portfolio turnover involves correspondingly higher expenses than a lower rate, and these expenses must be borne by the Fund. See "SHORT TERM TRADING AND PORTFOLIO TURNOVER."

The Fund may deal in options listed for trading on national securities or foreign exchanges or traded over-the-counter. The Fund may invest up to 10% of its total assets, taken at market value at the time of investment, in call and put options on domestic and foreign securities and foreign currencies. In addition, it may write (sell) covered call options and put options to the extent that the cover for these options does not exceed 25% of the Fund's total assets. The Fund may also invest in interest rate futures contracts (including futures contracts on foreign debt securities) and foreign currency futures contracts to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. The Fund may purchase and write (sell) options on interest rate futures contracts and foreign currency futures contracts that are traded on a U.S. exchange or board of trade. See "OPTIONS AND FUTURES TRANSACTIONS."
------------------------------------------------------------------------------
THE FUND MAY EMPLOY CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES TO HELP ACHIEVE ITS INVESTMENT OBJECTIVE.
------------------------------------------------------------------------------
As a means of hedging its exposure to interest rate and currency fluctuations, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements, such as caps, collars and floors. See "SWAP AGREEMENTS."

The Fund may enter into forward foreign currency exchange contracts to attempt to hedge against changes in foreign currency exchange rates. See "FOREIGN CURRENCY TRANSACTIONS."

The Fund may also lend its portfolio securities, enter into repurchase agreements, purchase securities on a forward commitment or when-issued basis, purchase restricted or illiquid securities, and purchase foreign securities in the form of American Depository Receipts, European Depository Receipts and similar instruments.

See "RISK FACTORS, INVESTMENTS AND TECHNIQUES" for more information about the Fund's investments.





JOHN HANCOCK DIVIDEND PERFORMERS FUND

The investment objective of John Hancock Dividend Performers Fund ("Dividend Performers Fund") is long-term growth of capital and income without undue market risk. At times, however, because of market conditions, the Fund may find it advantageous to invest primarily for current income. The Fund believes that its shares are suitable for investment by persons who are in search of long-term above-average reward.
------------------------------------------------------------------------------
JOHN HANCOCK DIVIDEND PERFORMERS FUND SEEKS LONG-TERM GROWTH OF CAPITAL AND INCOME WITHOUT UNDUE MARKET RISK.
------------------------------------------------------------------------------

Under normal circumstances, the Fund invests at least 65% of its total assets in dividend paying securities. The Adviser expects that common stocks will ordinarily offer the greatest dividend paying potential and will constitute a majority of the Fund's assets. For defensive purposes, however, the Fund may temporarily hold high grade short-term debt securities. The Adviser and the Fund's subadviser, Sovereign Asset Management Corp. ("SAMCorp"), will select securities for the Fund's portfolio mainly for their investment character based upon generally accepted elements of intrinsic value, including industry position, management, financial strength, earnings power, marketability and prospects for future growth.

------------------------------------------------------------------------------
DIVIDEND PERFORMERS FUND INVESTS PRIMARILY IN COMMON STOCKS.
------------------------------------------------------------------------------

The Fund uses a strategy of investing primarily in those common stocks that have a record of having increased their dividends in each of the preceding ten or more years. This "dividend performers" strategy can be changed at any time.
------------------------------------------------------------------------------
DIVIDEND PERFORMERS FUND GENERALLY INVESTS IN SEASONED COMPANIES IN SOUND FINANCIAL CONDITION WITH A LONG RECORD OF PAYING DIVIDENDS.
------------------------------------------------------------------------------



The Fund may also invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These may include mortgage-backed securities. See "GOVERNMENT SECURITIES."
------------------------------------------------------------------------------
THE FUND MAY ALSO INVEST IN CORPORATE AND U.S. GOVERNMENT FIXED-INCOME
SECURITIES.

------------------------------------------------------------------------------

The Fund may also buy and sell options contracts, financial futures contracts and options on such futures contracts for hedging and non-hedging purposes. These contracts may be based on securities and securities indices. All of the Fund's futures contracts and options on futures contracts will be traded on a U.S. commodity exchange or board of trade. See "OPTIONS AND FUTURES TRANSACTIONS."

The Fund may invest to a limited extent in restricted and illiquid securities. The Fund may also lend its portfolio securities and purchase securities on a when-issued or forward commitment basis. In addition, the Fund may make temporary investments in short-term securities, including repurchase agreements and other money market instruments, in order to receive a return on excess cash.

See "RISK FACTORS, INVESTMENTS AND TECHNIQUES" for more information on the Fund's investments.

JOHN HANCOCK MULTI-SECTOR GROWTH FUND
The investment objective of John Hancock Multi-Sector Growth Fund ("Multi-Sector Growth Fund") is long-term capital appreciation. The Fund seeks to achieve its objective by emphasizing investments in equity securities of issuers in various economic sectors.
------------------------------------------------------------------------------
THE INVESTMENT OBJECTIVE OF THE JOHN HANCOCK MULTI-SECTOR GROWTH FUND IS LONG-TERM CAPITAL APPRECIATION.
------------------------------------------------------------------------------

The equity securities in which the Fund invests consist primarily of common stocks of U.S. and foreign issuers but may also include preferred stocks, convertible debt securities and warrants. The Fund seeks to achieve its investment objective by varying the relative weighting of its portfolio securities among various economic sectors based upon both macroeconomic factors and the outlook for each particular sector. The Adviser selects equity securities for the Fund from various economic sectors, including, but not limited to, the following: basic material, energy, capital equipment, technology, consumer cyclical, retail, consumer staple, health care, transportation, financial and utility. The Fund may modify these sectors if the Adviser believes that they no longer represent appropriate investments for the Fund, or if other sectors offer better opportunities for investment.
------------------------------------------------------------------------------
THE FUND EMPHASIZES ISSUERS IN CERTAIN ECONOMIC SECTORS BELIEVED TO PRESENT "SECTOR OPPORTUNITIES."
------------------------------------------------------------------------------
The Adviser will adjust the Fund's relative weighting among the sectors in response to changes in economic and market conditions. The Fund may focus on as many as five of the foregoing economic sectors at any time. Under normal market conditions, at least 75% of the Fund's investment in equity securities consists of the equity securities of issuers in five or fewer of the sectors. Subject to the Fund's policy of investing not more than 25% of its total assets in any one industry, issuers in any one sector may represent all of the Fund's net assets. Due to the Fund's emphasis on a few sectors, the Fund may be subject to a greater degree of volatility than a fund that is structured in a more diversified manner. However, the Fund retains the flexibility to invest its assets in a broader group of sectors if a narrower range of investments is not desirable. This flexibility may offer greater diversification than a fund that is limited to investing in a single sector or industry. The Fund may not hold securities of issuers in all of the sectors at any given time.

In selecting securities for the Fund's portfolio, the Adviser will determine the allocation of assets among equity securities, fixed-income securities and cash, the sectors that will be emphasized at any given time, the distribution of securities among the various sectors, the specific industries within each sector and the specific securities within each industry. In making the sector analysis, the Adviser considers the general economic environment, the outlook for real economic growth in the United States and abroad, trends and developments within specific sectors and the outlook for interest rates and the securities markets. A sector is considered a "sector opportunity" when, in the opinion of the Adviser, the issuers in that sector have a high
                                                                              11
earnings potential. In selecting particular issuers, the Adviser considers price/earnings ratios, ratios of market to book value, earnings growth, product innovation, market share, management quality and capitalization.

The Fund's investments may include securities of both large, widely traded companies and smaller, less well-known issuers. The Fund seeks growth companies that either occupy a dominant position in an emerging or established industry or have a significant and growing market share in a large, fragmented industry. The Fund seeks to invest in those companies with potential for high growth, stable earnings, ability to self-finance, a position of industry leadership, and strong visionary management. Higher risks are often associated with investments in companies with smaller market capitalizations. See "SMALLER CAPITALIZATION COMPANIES."

The Fund may also invest in the following types of fixed-income securities: U.S. Government securities and convertible and non-convertible corporate preferred stocks and debt securities of U.S. and foreign issuers. See "SECURITIES OF FOREIGN ISSUERS." The market value of fixed-income securities varies inversely with changes in the prevailing levels of interest rates. The market value of convertible securities, while influenced by the prevailing level of interest rates, is also affected by the changing value of the equity into which they are convertible. The Fund may purchase fixed-income debt securities with stated maturities of up to thirty years. The Fund's investments in fixed-income securities may include mortgage-backed securities.
------------------------------------------------------------------------------
THE FUND MAY ALSO INVEST IN FIXED-INCOME SECURITIES IN PURSUING ITS INVESTMENT OBJECTIVE OR FOR TEMPORARY DEFENSIVE PURPOSES.
------------------------------------------------------------------------------

The corporate fixed-income securities in which the Fund may invest will be rated, at the time of investment, at least BBB by S&P or Baa by Moody's or their respective equivalent ratings or, if unrated, determined to be of comparable credit quality by the Adviser. Securities in the lowest investment grade (BBB or Baa) involve certain risks. See "INVESTMENT GRADE SECURITIES." If the rating of a debt security is reduced below Baa or BBB, the Adviser will consider whatever action is appropriate consistent with the Fund's investment objectives and policies. See Appendix A to the Statement of Additional Information for a description of the characteristics of obligations in the various rating categories.


In connection with its investments in foreign securities, the Fund may hold a portion of its assets in foreign currency and enter into forward foreign currency exchange contracts to hedge against changes in foreign currency exchange rates. See "FOREIGN CURRENCY TRANSACTIONS."

The Fund may write listed and over-the-counter covered call and put options on securities in which it may invest and on indices composed of securities in which it may invest. The Fund may also purchase put and call options on these securities and indices. The Fund may also buy and sell stock index and other financial futures contracts, and options on futures contracts, to hedge against changes in securities prices, interest rates and currency exchange rates or for speculative purposes. The futures contracts may be based upon various securities, securities indices, foreign currencies and other financial instruments and indices. See "OPTIONS AND FUTURES TRANSACTIONS."
------------------------------------------------------------------------------
THE FUND MAY EMPLOY CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES TO HELP ACHIEVE ITS INVESTMENT OBJECTIVE.

------------------------------------------------------------------------------

The Fund may engage in short sales "against the box," as well as short sales for hedging purposes and to profit from an anticipated decline in a security's value. Short sales other than "against the box" involve special risks. See "SHORT SALES."

The Fund may also lend its portfolio securities, enter into repurchase agreements, purchase securities on a forward commitment or when-issued basis, engage in short-term trading, purchase restricted and illiquid securities and invest in foreign issuers in the form of American Depositary Receipts.

See "RISK FACTORS, INVESTMENTS AND TECHNIQUES" for more information about the Fund's investments.


JOHN HANCOCK SMALL CAPITALIZATION VALUE FUND


The investment objective of John Hancock Small Capitalization Value Fund ("Small Capitalization Value Fund") is capital appreciation with income as a secondary consideration. The Fund seeks to achieve its objective by investing primarily in equity securities that are undervalued relative to alternative equity investments. The equity securities in which the Fund invests consist of common stocks, preferred stocks, convertible debt securities and warrants of U.S. and foreign issuers.







------------------------------------------------------------------------------
THE INVESTMENT OBJECTIVE OF JOHN HANCOCK SMALL CAPITALIZATION VALUE FUND IS CAPITAL APPRECIATION WITH INCOME AS A SECONDARY OBJECTIVE.


------------------------------------------------------------------------------

Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks and other equity securities, including convertible securities, preferred stocks and warrants, of domestic and foreign issuers of small-sized companies with a total market capitalization of $1 billion or less ("small capitalization companies"). Higher risks are often associated with investments in companies with small market capitalizations. See "SMALLER CAPITALIZATION COMPANIES."
------------------------------------------------------------------------------
SMALL CAPITALIZATION VALUE FUND MAY INVEST IN THE SECURITIES OF SMALLER, LESS WELL-KNOWN ISSUERS, WHICH MAY INVOLVE CERTAIN RISKS.


------------------------------------------------------------------------------


The Fund's investment policy reflects the Adviser's belief that while the securities markets tend to be efficient, sufficiently persistent price anomalies exist which the disciplined active equity manager can exploit to achieve an above-average rate of return.

The Fund's investments in fixed-income securities may include U.S. Government securities and convertible and non-convertible corporate preferred stocks and debt securities of U.S. and foreign issuers. Under normal market conditions, the Fund's investments in fixed-income securities are not expected to exceed 15% of the Fund's net assets. The market value of fixed-income securities varies inversely with changes in the prevailing levels of interest rates. The market value of convertible securities, while influenced by the prevailing level of interest rates, is also affected by the changing value of the equity securities into which they are convertible. The Fund may purchase fixed-income debt securities with stated maturities of up to thirty years.
------------------------------------------------------------------------------
SMALL CAPITALIZATION VALUE FUND MAY ALSO INVEST IN FIXED-INCOME SECURITIES IN PURSUING ITS INVESTMENT OBJECTIVE OR FOR TEMPORARY DEFENSIVE PURPOSES.


------------------------------------------------------------------------------


The fixed-income securities in which the Fund may invest, may be rated as low as CC by S&P or Ca by Moody's and unrated securities of comparable credit quality as determined by the Adviser. Fixed-income securities that are rated below BBB by S&P or Baa by Moody's indicate obligations that are speculative to a high degree and are often in default. Securities rated lower than BBB or Baa are high risk securities generally referred to as "junk bonds." See "LOWER RATED SECURITIES." See Appendix A to the Statement of Additional Information for a description of the characteristics of obligations in the various rating categories. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.


The Fund may invest up to 50% of its assets in securities of foreign issuers, including American Depositary Receipts. These investments involve special risks. See "SECURITIES OF FOREIGN ISSUERS."


When the Adviser believes unfavorable investment conditions exist requiring the Fund to assume a temporary defensive investment posture, the Fund may hold cash or invest all or a portion of its assets in short-term instruments which are rated A-1 by S&P or P-1 by Moody's.


In connection with its investments in foreign securities, the Fund may hold a portion of its assets in foreign currencies and may enter into forward foreign currency exchange contracts to protect against changes in foreign currency exchange rates. See "FOREIGN CURRENCY TRANSACTIONS."
------------------------------------------------------------------------------
THE FUND MAY EMPLOY CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES TO HELP ACHIEVE ITS INVESTMENT OBJECTIVE.


------------------------------------------------------------------------------


The Fund may write listed and over-the-counter covered call and put options on up to 100% of its net assets on securities in which it may invest and on indices composed of securities in which it may invest. The Fund may also purchase put and call options on such securities and indices. The Fund may also buy and sell stock index and other financial futures contracts and options on such futures contracts to hedge against changes in securities prices, interest rates and currency exchange rates or for speculative purposes. These contracts may be based on various securities indices and currencies. See "OPTIONS AND FUTURES TRANSACTIONS."


The Fund may also lend its portfolio securities, enter into repurchase agreements, purchase securities on a forward commitment or when-issued basis and purchase restricted and illiquid securities.


See "RISK FACTORS, INVESTMENTS AND TECHNIQUES" for more information about the Fund's investments.



JOHN HANCOCK SMALL CAPITALIZATION GROWTH FUND


The investment objective of John Hancock Small Capitalization Growth Fund ("Small Capitalization Growth Fund") is long-term growth of capital. The potential for growth of capital will be the sole basis for selection of portfolio securities. Current income will not be a factor in this selection. The Fund believes that its shares are suitable for investment by investors who are in search of superior long-term growth and who have the ability to assume a moderate amount of risk in pursuit of this goal.

------------------------------------------------------------------------------
JOHN HANCOCK SMALL CAPITALIZATION GROWTH FUND SEEKS LONG-TERM GROWTH OF CAPITAL.
------------------------------------------------------------------------------

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks and other equity securities, including convertible securities, preferred stocks and warrants, of domestic and foreign issuers of small-sized companies with a total market capitalization of $1 billion or less ("smaller capitalization companies"). The Adviser selects investments that it believes offer growth potential higher than average for all companies. The Adviser expects that common stocks of rapidly growing smaller capitalization companies that tend to be in an emerging growth stage of development will generally offer the most attractive growth prospects. However, the Fund may also invest in equity securities of larger, more established companies that the Adviser believes to offer superior growth potential.
------------------------------------------------------------------------------
SMALL CAPITALIZATION GROWTH FUND INVESTS PRIMARILY IN COMMON STOCKS OF RAPIDLY GROWING SMALL-SIZED COMPANIES, ALTHOUGH IT MAY INVEST IN OTHER EQUITY SECURITIES OF DOMESTIC AND FOREIGN ISSUERS OFFERING SUPERIOR GROWTH POTENTIAL.
------------------------------------------------------------------------------
Although investment in the securities of smaller capitalization companies may present greater opportunities for long-term capital growth than other investments, it may also involve greater risks, including greater price volatility than investments in the securities of larger capitalization companies. The Fund is intended for investors who can accept the risks associated with its investments and may not be suitable for all investors. See "SMALLER CAPITALIZATION COMPANIES" for a fuller discussion of the risks inherent in the Fund's investments in securities of smaller capitalization companies.
------------------------------------------------------------------------------
INVESTMENT IN SMALLER CAPITALIZATION COMPANIES INVOLVES CERTAIN RISKS.
------------------------------------------------------------------------------
The Fund may invest without limitation in securities of foreign issuers. These investments involve special risks. See "SECURITIES OF FOREIGN ISSUERS." In connection with these investments the Fund may hold a portion of its assets in foreign currencies and enter into forward foreign currency exchange contracts to hedge against changes in foreign currency exchange rates. See "FOREIGN CURRENCY TRANSACTIONS." The Fund's investments in foreign securities may include investments in American Depository Receipts. See "DEPOSITORY RECEIPTS."
------------------------------------------------------------------------------
THE FUND MAY INVEST IN SECURITIES OF FOREIGN ISSUERS.
------------------------------------------------------------------------------
When the Adviser determines that adverse market conditions are present, the Fund may establish and maintain cash reserves or invest in fixed-income securities for temporary defensive purposes, without limitation. In establishing cash reserves, the Fund may invest in a wide variety of money market instruments, including but not limited to U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities and repurchase agreements. In addition, when the Adviser believes that market and interest rate conditions are suitable, the Fund may for defensive purposes invest in longer-duration U.S. Government and corporate debt securities. The market value of fixed income securities varies inversely with changes in the prevailing level of interest rates. The Fund may purchase fixed-income debt securities with stated maturities up to thirty years.
------------------------------------------------------------------------------
FOR TEMPORARY DEFENSIVE PURPOSES, THE FUND MAY INVEST IN FIXED INCOME SECURITIES AND MONEY MARKET INSTRUMENTS.
------------------------------------------------------------------------------
The corporate fixed-income securities in which the Fund may invest will be rated, at the time of investment, at least BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or their respective equivalent ratings or, if unrated, determined to be of comparable quality by the Adviser. Securities rated in the lowest investment grade (BBB or Baa) involve certain risks. See "INVESTMENT GRADE SECURITIES." If the rating of a debt security is reduced below Baa or BBB, the Adviser will consider whatever action is appropriate consistent with the Fund's investment objective and policies. See Appendix A to the Statement of Additional Information for a description of the characteristics of obligations in the various rating categories.

The Fund may for hedging and speculative purposes write listed and over-the-counter covered call and put options on securities in which it may invest and on indices composed of securities in which it may invest. The Fund may also for hedging purposes purchase put and call options on these securities and indices. The Fund may also buy and sell stock index and other financial futures contracts, and options on futures contracts, to hedge against changes in securities prices or interest rates. The futures contracts may be based upon various securities, securities indices and other financial instruments and indices. The Fund will not engage in transactions in futures and options on futures for speculative purposes. See "OPTIONS AND FUTURES TRANSACTIONS."
------------------------------------------------------------------------------
THE FUND MAY EMPLOY CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES TO HELP ACHIEVE ITS INVESTMENT OBJECTIVE.
------------------------------------------------------------------------------

The Fund may engage in short sales "against the box" as well as short sales for hedging purposes and to profit from an anticipated decline in a security's value. Short sales other than "against the box" involve certain risks. See "SHORT SALES."






The Fund may also lend its portfolio securities, enter into repurchase agreements, purchase securities on a forward commitment or when-issued basis, engage in short-term trading, and purchase restricted and illiquid securities.

See "RISK FACTORS, INVESTMENTS AND TECHNIQUES" for more information about the Fund's investments.

JOHN HANCOCK INTERNATIONAL EQUITY FUND

The investment objective of John Hancock International Equity Fund ("International Equity Fund") is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in foreign equity securities.

Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of issuers located outside the United States in various countries around the world. Generally, the Fund's portfolio will contain securities of issuers from at least three countries other than the United States. Although the Fund may invest in both equity and debt securities, the Adviser and the Fund's Subadviser, John Hancock Advisers International Ltd. ("JHAI"), expect that equity securities, such as common stock, preferred stock and securities convertible into common and preferred stock, will ordinarily offer the greatest potential for long-term growth of capital and will constitute substantially all the Fund's assets. However, the Fund may invest in any other types of securities that the Adviser or JHAI believe offer long-term capital appreciation due to favorable credit quality, interest rates or currency exchange rates. These securities include warrants, bonds, notes and other debt securities (including Euro-dollar securities) or obligations of domestic or foreign governments and their political subdivisions, or domestic or foreign corporations.
------------------------------------------------------------------------------
THE INVESTMENT OBJECTIVE OF JOHN HANCOCK INTERNATIONAL EQUITY FUND IS LONG-TERM GROWTH OF CAPITAL.
------------------------------------------------------------------------------

The Fund maintains a flexible investment policy and invests in a diversified portfolio of securities of companies and governments located throughout the world. In making the allocation of assets among various countries and geographic regions, the Adviser and JHAI ordinarily consider such factors as prospects for relative economic growth between foreign countries; expected levels of inflation and interest rates; governmental policies influencing business conditions; and other pertinent financial, tax, social, political and national factors -- all in relation to the prevailing prices of the securities in each country or region.
------------------------------------------------------------------------------
THE INTERNATIONAL ALLOCATION OF ASSETS IS NOT FIXED, AND WILL VARY FROM TIME TO TIME BASED ON THE JUDGMENT OF THE ADVISER AND JHAI.
------------------------------------------------------------------------------

In choosing specific investments for the Fund, the Adviser and JHAI generally look for companies whose earnings show a strong growth trend or for companies whose current market value per share is undervalued. The Fund will not restrict its investments to any particular size company and, consequently, the portfolio may include the securities of small and relatively less well-known companies. The securities of small and, in some cases, medium-sized companies may be subject to more volatile market movements than the securities of larger, more established companies or the stock market averages in general. See "SMALLER CAPITALIZATION COMPANIES."

The Fund intends generally to invest in debt securities only for temporary defensive purposes. Accordingly, when the Adviser or JHAI believes that unfavorable investment conditions exist requiring the Fund to assume a temporary defensive investment posture, the Fund may hold cash or invest all or a portion of its assets in short-term domestic as well as foreign instruments, including: short-term U.S. Government securities (including mortgage-backed securities) and repurchase agreements in connection with such instruments; bank certificates of deposit, bankers' acceptances, time deposits and letters of credit; and commercial paper (including so called Section 4(2) paper rated at least A-1 or A-2 by S&P or P-1 or P-2 by Moody's or if unrated considered by the Adviser or JHAI to be of comparable credit quality). The Fund's temporary defensive investments may also include: debt obligations of U.S. companies rated at least BBB or Baa by S&P or Moody's, respectively, or, if unrated, of comparable quality in the opinion of the Adviser or JHAI; commercial paper and corporate debt obligations not satisfying the above credit standards if they are (a) subject to demand features or puts or (b) guaranteed as to principal and interest by a domestic or foreign bank having total assets in excess of $1 billion, by a corporation whose commercial paper may be purchased by the Fund, or by a foreign government having an existing debt security rated at least BBB or Baa by S&P or Moody's, respectively; and other short-term investments which are determined by the Trustees of the Trust to present minimal credit risks and which are of "high quality" as determined by any major rating service or, in the case of an instrument that is not rated, of comparable quality as determined by the Adviser and JHAI. Securities which are convertible may be rated as low as BBB or Baa by S&P or Moody's, respectively. Debt securities and convertible securities rated BBB or Baa are subject to certain risks. See

"INVESTMENT GRADE SECURITIES." If the rating of a debt security or a convertible security is reduced below BBB or Baa, the Adviser and JHAI will consider whatever action is appropriate consistent with the Fund's investment objectives and policies. See Appendix A to the Statement of Additional Information for a description of the characteristics of obligations in the various rating categories.

The Fund will invest in securities of foreign and United States issuers which are issued in or outside of the U.S., including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other securities convertible into securities of corporations in which the Fund is permitted to invest. See "DEPOSITORY RECEIPTS."

Although the Fund's investments in foreign securities generally are subject to special risks, these risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. See "SECURITIES OF FOREIGN ISSUERS."
------------------------------------------------------------------------------
THE FUND'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS MAY INCLUDE INVESTMENTS IN EMERGING MARKETS.
------------------------------------------------------------------------------

The Fund will not speculate in foreign currencies, but may enter into forward foreign currency contracts to seek to hedge against changes in currency exchange rates. See "FOREIGN CURRENCY TRANSACTIONS."

The Fund may deal in options listed for trading on national securities or foreign exchanges or those traded over the counter. The Fund may write listed and over the counter covered call and put options on securities in which it may invest and on indices composed of securities in which it may invest. The Fund may also purchase put and call options on these securities and indices. The Fund may engage in transactions in futures contracts and options on futures contracts for hedging and speculative purposes. All of the Fund's futures contracts and options on futures contracts will be traded on a U.S. commodity exchange or board of trade. See "OPTIONS AND FUTURES TRANSACTIONS."
------------------------------------------------------------------------------
THE FUND MAY EMPLOY CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES TO HELP ACHIEVE ITS INVESTMENT OBJECTIVE.
------------------------------------------------------------------------------

The Fund may engage in short sales "against the box," as well as short sales for hedging purposes and to profit from an anticipated decline in a security's value. Short sales other than "against the box" involve special risks. See "SHORT SALES."

The Fund may also lend its portfolio securities, enter into repurchase agreements, purchase securities on a forward commitment or when-issued basis, purchase restricted and illiquid securities and engage in short-term trading.

See "RISK FACTORS, INVESTMENTS AND TECHNIQUES" for more information on the Fund's investments.
                            ------------------------
Each Fund has adopted certain investment restrictions that are detailed in the Statement of Additional Information where they are classified as fundamental or nonfundamental. Those restrictions designated as fundamental may not be changed without shareholder approval. Each Fund's investment objective, investment policies and nonfundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in a Fund's investment objective, you should consider whether the Fund remains an appropriate investment in light of your current financial position and needs.
------------------------------------------------------------------------------
EACH FUND FOLLOWS CERTAIN POLICIES WHICH MAY HELP TO REDUCE INVESTMENT RISK.
------------------------------------------------------------------------------


When choosing brokerage firms to carry out the Funds' transactions, the Adviser gives primary consideration to execution at the most favorable prices, taking into account the broker's professional ability and quality of service. Consideration may also be given to the broker's sales of shares of the Funds. Pursuant to procedures established by the Trustees, the Adviser may place securities transactions with a broker affiliated with the Adviser and/or a subadviser. This broker is John Hancock Distributors, Inc., which is indirectly owned by the Life Company, which in turn indirectly owns the Adviser. Fixed-income securities are generally purchased and sold in transactions directly with dealers acting as principal and involve a "spread" rather than a commission. Commission rates on many foreign securities exchanges are fixed and are generally higher than U.S. commission rates, which are negotiable.

------------------------------------------------------------------------------
BROKERS ARE CHOSEN ON BEST PRICE AND EXECUTION.
------------------------------------------------------------------------------

WHO MAY BUY SHARES

INVESTORS ARE LIMITED TO THE QUALIFIED RETIREMENT PLANS ("PLANS") AND INSTITUTIONS DEFINED BELOW. THERE IS NO SALES CHARGE. John Hancock Funds, Inc. ("JH Funds") may make payment out of its own resources to a Selling Broker who sells shares of a Fund in an amount not to exceed 0.15% of the amount invested.

PLANS are defined as follows: (a) unaffiliated benefit plans and (b) tax-exempt retirement plans of the Adviser and its affiliates, including the retirement plans of the Adviser's affiliated brokers. A PARTICIPANT is an individual employee participating in a Plan.

INSTITUTIONS are defined as follows: (a) certain trusts, endowment funds and foundations; (b) banks and insurance companies purchasing for their own account;
(c) investment companies not affiliated with the Adviser; (d) any entity taxed as a corporation for purposes of federal taxation; and (e) any state, county, city or any instrumentality, department, authority or agency thereof.

INVESTORS' GUIDE TO SERVICES

HOW TO BUY SHARES

Each Plan or Institution must make a minimum initial investment in a Fund of at least $250,000 unless you invest or have invested at least $1 million in the aggregate in any of the series of the Trust. There is no minimum initial investment applicable to employee benefit or retirement plans having 350 or more eligible employees.

The Trust includes the Funds as well as the following additional funds: John Hancock Independence Balanced Fund, John Hancock Independence Value Fund, John Hancock Independence Diversified Core Equity Fund II, John Hancock Independence Growth Fund and John Hancock Independence Medium Capitalization Fund (the "Independence Funds"). Shares of the Independence Funds are offered by means of a separate prospectus available by calling 1-800-755-4371. Please read the Independence Funds' prospectus before investing.

OPENING AN ACCOUNT

PARTICIPANTS
--------------------------------------------------------------------------------
Through your Sponsor according to your Plan.
--------------------------------------------------------------------------------

PLANS AND INSTITUTIONS
--------------------------------------------------------------------------------
BY CHECK          1. Make check payable to John Hancock Signature Services, Inc.

                  2. Mail the completed account information package directly to
                     Signature Services at:
                         John Hancock Signature Services, Inc.
                         P.O. Box 9296
                         Boston, MA 02205-9296

--------------------------------------------------------------------------------
BY WIRE
                  1. Obtain an account number by calling 1-800-755-4371.

                  2. Instruct your bank to wire funds to:
                         First Signature Bank & Trust
                         John Hancock Deposit Account No. 900022260
                         ABA Routing No. 211475000
                         For credit to: [Full Name of Fund]
                         Your Account Number
                         Name(s) under which account is registered

                     Please note that wires sent in this manner must be for mutual fund investments only.

                  3. In the case of multiple series purchases made by one wire, include clear instructions as to the specific allocation of the monies.

                  4. Mail the completed account information package directly to
                     Signature Services at P.O. Box 9296, Boston, MA 02205-9296.

                  5. Plan Sponsors may make arrangements for Automatic Clearing
                     House ("ACH") transactions and other types of wire
                     transfers by contacting Signature Services at
                     1-800-755-4371.
--------------------------------------------------------------------------------

Signature Services will open an account when it receives an investment in "good order." A "good order" is defined as receipt of a completed account information package and the initial investment amount, if applicable.

OTHER REQUIREMENTS. All purchases must be made in U.S. dollars. Checks written on foreign banks will delay purchases until U.S. funds are received and a collection charge may be imposed. Wire purchases normally take two or more hours to complete and, to be accepted the same day, must be received by 4:00 p.m., New York time. Your bank may charge a fee to wire funds. Telephone transactions are recorded to verify information. Share certificates are not issued unless a request is made to Signature Services.

BUYING ADDITIONAL SHARES

PARTICIPANTS
--------------------------------------------------------------------------------
Through your Sponsor according to your Plan.
--------------------------------------------------------------------------------

PLANS
--------------------------------------------------------------------------------
BY CHECK         Please follow the procedures set forth above for opening an account by check.

BY WIRE          Please follow the procedures set forth above for opening an account by wire.
--------------------------------------------------------------------------------

INSTITUTIONS
--------------------------------------------------------------------------------
BY CHECK          Please follow the procedures set forth above for opening an account by check.

BY WIRE Please follow the procedures set forth above for opening an account by wire.

BY TELEPHONE      1. Complete the "Invest-By Phone" and "Bank Information"
                     sections on the Account Application designating a bank
                     account from which funds may be drawn. Note that in order
                     to invest by phone, your account must be in a bank or
                     credit union that is a member of the ACH System.

                  2. After your authorization form has been processed, you may purchase additional shares by calling Signature Services toll-free at 1-800-755-4371.

                  3. Give the Signature Services representative the name(s) in which your account is registered, the Fund name and your account number, and the amount you wish to invest.

                  4. Your investment normally will be credited to your account the business day following your phone request.
--------------------------------------------------------------------------------

REPORTS TO SHAREHOLDERS

Participants should direct all inquiries about the Funds to either the Plan Sponsor or Signature Services at 1-800-755-4371.

The Funds will issue an annual report containing audited financial statements and a semi-annual report to shareholders (i.e., Plans or Institutions). A printed confirmation for each transaction affecting share balance or account registration will be provided to shareholders by Signature Services. Statements related to reinvestment of dividends will be furnished quarterly. A tax information statement will be mailed by January 31 of each year.

SHARE PRICE

SHARES OF EACH FUND ARE OFFERED AT THE NET ASSET VALUE ("NAV") OF THAT
FUND. The NAV is the value of one share and is calculated by dividing a Fund's net assets by the number of outstanding shares of that Fund.

Securities in a Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which the Board of Trustees has determined to approximate market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not available or if the values have been materially affected by events occurring after the closing of a foreign market, foreign securities are valued by a method that the Trustees believe accurately reflects fair value. The NAV is calculated once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m. New York time) on each day that the Exchange is open. On any day an international market is closed and the New York Stock Exchange is open, the foreign securities will be valued at the prior day's close with the current day's exchange rate.

Shares of the Fund are sold at the NAV computed after your investment is received in "good order" by Signature Services. The Fund will normally issue shares for cash consideration only.

REDEEMING SHARES

The payment of redemption proceeds will be made by check or electronic credit to a shareholder's account at a financial institution, generally on the next business day. When you redeem your shares, you may realize a gain or loss. Under unusual circumstances a Fund may suspend redemptions or postpone payment for up to three business days or longer, as permitted by Federal securities laws. A Fund may hold payment until reasonably satisfied that investments which were recently made by check have been collected (which may take up to 10 calendar days.)

PARTICIPANTS
--------------------------------------------------------------------------------
Through your Sponsor according to your Plan
--------------------------------------------------------------------------------

PLANS


--------------------------------------------------------------------------------------
    IN WRITING        Send a letter of instruction specifying the name of the
                      Fund, the dollar amount or the number of shares to be
                      redeemed, your name, your account number and the additional requirements listed below that apply to your particular
                      account.

    CORPORATION OR    Letter of instruction and a corporate resolution, signed by
    ASSOCIATION       person(s) authorized to act on the account. The signature(s)
                      must be signature guaranteed if redemption proceeds will be sent by check and exceed $100,000.

    RETIREMENT        Letter of instruction signed by the Trustee(s). The
    PLAN OR           signature(s) must be signature guaranteed if redemption
    PENSION TRUSTS    proceeds will be sent by check and exceed $100,000. (If the
                      Trustee's name is not registered on your account, also
                      provide a copy of the Trust document, certified within the last twelve months.)
                      Redemptions of $5 million or more must be made in writing
                      and signature guaranteed.
                      IF YOU DO NOT FALL INTO EITHER OF THESE REGISTRATION
                      CATEGORIES PLEASE CALL 1-800-755-4371 FOR FURTHER
                      INSTRUCTIONS.
                      If you have share certificates you must submit them with
                      your letter of instruction.

    BY WIRE Redemption proceeds of up to $5 million can be wired on the next business day to your designated corporate bank account and a small fee may be deducted by your bank. You may use electronic funds transfer to your assigned bank account for redemption proceeds of up to $100,000 and the funds are usually collectable after 2 business days. Your bank may or may not charge a fee for this service.

                      Wire redemption is not available for Fund shares in certificate form.

--------------------------------------------------------------------------------------


INSTITUTIONS

-------------------------------------------------------------------------------------
    IN WRITING        Please follow the instructions as set forth for Plans on
                      how to redeem in writing.

    BY WIRE Please follow the instructions as set forth for Plans on how to redeem by wire.

    BY TELEPHONE      As an Institution you are automatically eligible for the
                      telephone redemption privilege. Call 1-800-755-4371, from
                      8:00 a.m. to 4:00 p.m. (New York time), Monday through
                      Friday, excluding days on which the Exchange is closed.
                      Signature Services employs the following procedures to
                      confirm that instructions received by telephone are
                      genuine. Your name, account number, taxpayer
                      identification number applicable to the account and other
                      relevant information may be requested. In addition,
                      telephone instructions are recorded.

                      You may redeem up to $5 million by telephone. Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account. Redemption proceeds exceeding
                      $100,000 must be wired to your designated corporate bank account.

                      If reasonable procedures, such as those described above, are not followed, the Funds may be liable for any loss due to unauthorized or fraudulent instructions. In all other cases, neither the Funds nor Signature Services will be liable for any loss or expense for acting upon telephone instructions made in accordance with the procedures mentioned above. Telephone redemption is not available for Fund shares in certificate form.

                      During periods of extreme economic conditions or market changes, telephone requests may be difficult to implement due to a large volume of calls. During such times you should consider placing redemption requests in writing or using EASI-line. EASI-line is a telephone number which is listed on account statements.

--------------------------------------------------------------------------------


WHO MAY GUARANTEE YOUR SIGNATURE. A signature guarantee is a widely accepted way to protect you and the Funds by verifying the signature on your request. It may not be provided by a notary public. The signature guarantee must be from a member of the Signature Guarantee Medallion Program (generally, a broker or securities dealer). We may refuse any other source.

EXCHANGE PRIVILEGE


There is no sales charge for exchanges within the Trust. An exchange is a redemption of shares in one Fund and the purchase of shares in another Fund within the Trust. Read the Prospectus of the Fund into which you want to exchange.

When you make an exchange, your account registration must be identical in both the existing and new account.

PARTICIPANTS
--------------------------------------------------------------------------------
    Should your investment objective change or if you wish to achieve further diversification, you must contact your Plan Sponsor to determine Plan requirements for exchanging shares among the Funds of the Trust or other investment options available under your Plan.
--------------------------------------------------------------------------------

PLANS
--------------------------------------------------------------------------------
    IN WRITING        1. In a letter request an exchange and list the following:

                      -- the name of the Fund to be exchanged out of

                      -- the account number

                      -- name(s) in which the account is registered

                      -- name of the Fund in which to invest the exchanged
                         shares

                      -- the number of shares or the dollar amount wished to be
                         exchanged.

                      Sign the request exactly as the account is registered.

                      2. Mail the request and information to:
                            John Hancock Signature Services, Inc.
                            Attn:  Institution Services
                            P.O. Box 9296
                            Boston MA 02205-9296

--------------------------------------------------------------------------------

INSTITUTIONS
--------------------------------------------------------------------------------
    IN WRITING        Please follow the instructions as set forth for Plans on
                      how to exchange shares in writing.

    BY TELEPHONE      1. Exchange by telephone is authorized automatically
                         unless the box indicating that the telephone exchange
                         privilege is not desired is marked.

                      2. Call 1-800-755-4371. Have the account number of the
                         Fund to be exchanged out of and the exact name in which it is registered available to give to the telephone representative.

--------------------------------------------------------------------------------

Each Fund reserves the right to require Institutions to keep previously exchanged shares (and reinvested dividends) in the Fund for 90 days before they are permitted a new exchange. Participants may exchange shares according to Plan provisions. The Fund may also terminate or alter the terms of the exchange privilege upon 60 days' notice to shareholders.

SPECIAL INVESTMENT PRIVILEGE FOR FORMER PLAN PARTICIPANTS. A former Participant in a Plan may invest the redemption proceeds of Fund shares beneficially owned by the Participant without a sales charge in other John Hancock funds.

Participants may only invest in the Funds through a Plan. If a Participant elects or is required to withdraw from a Plan, the shares cannot be transferred into an account in the name of the Participant. In this circumstance, the Participant may, subject to any other rights or restrictions under the Plan, cause the Plan Sponsor to redeem shares of the Funds. The proceeds of such redemption may be either distributed to the Participant or rolled over into an Individual Retirement Account or other retirement plan.

In either case, such proceeds may be invested at NAV without the imposition of a sales charge in shares of any other fund (other than those of the Trust) in the John Hancock family of funds. If the fund selected by the Participant has more than one class of shares, the privilege of purchasing shares at NAV will only apply to Class A shares. A Participant should obtain and carefully read the Prospectus of each John Hancock fund in which the Participant is considering an investment.

A Participant may obtain a Prospectus, establish an Individual Retirement Account and arrange the rollover of redemption proceeds by contacting Signature Services at 1-800-755-4371. Unlike a rollover, the distribution of redemption proceeds to a Participant may subject the Participant to tax withholding equal to 20% of the amount of the distribution.

ORGANIZATION AND MANAGEMENT OF THE FUNDS
Each Fund is organized as a separate portfolio of the Trust, which is an open-end investment management company organized as a Massachusetts business trust in 1994. The Trust has an unlimited number of authorized shares, and currently has twelve distinct funds. The Independence Funds are offered through a separate prospectus.

Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within their respective Fund. The Trustees also have the authority, without further shareholder approval, to establish additional funds and to classify and reclassify the shares of the Funds, or any new fund of the Trust, into one or more classes. The Trust is not required to hold annual shareholder meetings, although special meetings may be called for such purposes as electing or removing Trustees, changing fundamental restrictions or approving a management contract.
------------------------------------------------------------------------------
THE TRUSTEES ELECT OFFICERS AND RETAIN THE INVESTMENT ADVISER AND THE SUBADVISERS, WHO ARE RESPONSIBLE FOR THE DAY-TO-DAY OPERATIONS OF THE FUNDS, SUBJECT TO THE TRUSTEES' POLICIES AND SUPERVISION.
------------------------------------------------------------------------------

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Funds. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. Liability is, therefore, limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote. Liabilities attributable to one Fund are not charged against the assets of any other Fund.

The Adviser was organized in 1968 and is a wholly-owned indirect subsidiary of the Life Company, a financial services company. It provides the Funds, and other investment companies in the John Hancock group of funds, with investment research and portfolio management services.
------------------------------------------------------------------------------
JOHN HANCOCK ADVISERS, INC. ADVISES INVESTMENT COMPANIES HAVING A TOTAL ASSET VALUE OF MORE THAN $30 BILLION.
------------------------------------------------------------------------------

JH Funds distributes shares for all of the John Hancock mutual funds directly and through selected broker-dealers ("Selling Brokers"). Certain officers of the Trust are also officers of the Adviser, the subadvisers and JH Funds.


SAMCorp serves as subadviser to Dividend Performers Fund pursuant to a subadvisory agreement with that Fund and the Adviser. It was organized in 1992 and is an indirect wholly-owned subsidiary of the Life Company. It provides investment advice and advisory services to investment companies and private and institutional accounts totalling approximately $2.8 billion.



JHAI serves as subadviser to International Equity Fund pursuant to a subadvisory agreement with that Fund and the Adviser. Formed in 1987, JHAI is a wholly-owned subsidiary of the Adviser. It provides international investment research and advisory services to investment companies and institutional clients representing over $570 million in assets.
------------------------------------------------------------------------------
TO ASSIST IN MANAGING THE INVESTMENTS OF DIVIDEND PERFORMERS FUND AND INTERNATIONAL EQUITY FUND, THE ADVISER HAS ENGAGED SUBADVISERS.

------------------------------------------------------------------------------

The person or persons primarily responsible for the day-to-day management of each Fund are listed below:

ACTIVE BOND FUND

Mr. James K. Ho, CFA, assisted by a team of portfolio managers and analysts, has been primarily responsible for the management of the Fund since its inception. Mr. Ho, an executive vice president, has been associated with the Adviser since 1985 and in the investment business since 1977.


GLOBAL BOND FUND

Mr. Lawrence J. Daly and Mr. Anthony A. Goodchild have been primarily responsible for management of the Fund since its inception. Ms. Janet L. Clay joined Messrs. Daly and Goodchild as a co-portfolio manager of the Fund in April 1996. Messrs. Daly and Goodchild, senior vice presidents, have been associated with the Adviser since 1994. Ms. Clay, a vice president, has been associated with the Adviser since 1995. Mr. Daly, Mr. Goodchild, and Ms. Clay have been in the investment business since 1971, 1968 and 1990, respectively.

DIVIDEND PERFORMERS FUND


Mr. John F. Snyder III, assisted by a team of portfolio managers and analysts, has been primarily responsible for management of the Fund since its inception. Mr. Snyder, an executive vice president, has been associated with the Adviser since 1991 and in the investment business since 1972.


MULTI-SECTOR GROWTH FUND

Ms. Barbara C. Friedman, CFA, assisted by a team of portfolio managers and analysts, has been primarily responsible for the management of the Fund since 1998. Ms. Friedman, a senior vice president, has been associated with the Adviser since 1998 and in the investment business since 1973.



SMALL CAPITALIZATION VALUE FUND


Mr. Timothy E. Keefe, CFA, assisted by a team of portfolio managers and analysts, has been primarily responsible for the management of the Fund since September 1996. Mr. Keefe, a senior vice president, has been associated with the Adviser since July 1996 and in the investment business since 1986.



SMALL CAPITALIZATION GROWTH FUND


Ms. Bernice S. Behar, CFA, leads the fund's portfolio management team. Other team members are managers Ms. Laura Allen, CFA, Mr. Anurag Pandit, CFA, and Mr. Andrew Slabin. Ms. Behar, senior vice president, has been in the investment business since 1986 and has managed the fund since 1996. Ms. Allen, senior vice president, has been in the investment business since 1991 and joined the fund's management team in 1998. Mr. Pandit, vice president, has been in the investment business since 1984 and a member of the fund's team since 1996. Mr. Slabin has been with John Hancock Funds since 1993 and joined the team in 1996.


INTERNATIONAL EQUITY FUND

Ms. Miren Etcheverry, Mr. John L.F. Wills and Mr. Gerardo J. Espinoza lead the portfolio management team responsible for the Fund. Ms. Etcheverry and Mr. Espinoza, senior vice presidents, have been associated with the Adviser since 1996 and in the investment business since 1978 and 1979, respectively. Mr. Wills, a senior vice president and managing director of the subadviser, John Hancock Advisers International, Ltd. has been associated with the Adviser since 1987 and in the investment business since 1969.



YEAR 2000 COMPLIANCE


The Adviser has addressed the Year 2000 issue by taking steps that it believes are reasonably designed to address the potential failure of computer programs used by the Adviser and the Funds' service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.


THE FUNDS' EXPENSES

Each Fund pays a monthly fee to the Adviser for managing the Fund's investment and business affairs, which is equal on an annual basis to a percentage of the Fund's average daily net assets. For 1998, only Multi-Sector Growth Fund paid a fee to the Adviser after the limitation by the Adviser. Without the voluntary limitation by the Adviser, these fees are as follows:



               FUND                                            RATE
               ----                                            ----
Active Bond Fund                    .50% of average daily net assets up to $1.5 billion
                                    .45% of such assets in excess of $1.5 billion
Global Bond Fund                    .75% of average daily net assets up to $250 million
                                    .70% of such assets in excess of $250 million
Small Capitalization Value Fund     .70% of average daily net assets up to $500 million
                                    .65% of such assets in excess of $500 million
Dividend Performers Fund            .60% of average daily net assets up to $500 million
                                    .55% of such assets in excess of $500 million






Multi-Sector Growth Fund            .80% of average daily net assets up to $500 million
                                    .75% of such assets in excess of $500 million
Small Capitalization Growth Fund    .80% of average daily net assets

               FUND                                            RATE
               ----                                            ----
International Equity Fund           .90% of average daily net assets up to $500 million
                                    .65% of such assets in excess of $500 million


The advisory fees paid by Global Bond Fund, Multi-Sector Growth Fund, Small Capitalization Growth Fund and International Equity Fund are greater than those paid by most funds. Due to the added complexity of managing funds with investment strategies similar to these Funds, advisory fees of similar funds tend to be higher than those paid by most funds.


The Adviser (not the Fund) pays a portion of its advisory fee from Dividend Performers Fund to SAMCorp at the following rates: 20% of the advisory fee payable on the Fund's average daily net assets up to $100 million and 55% of the advisory fee payable on the Fund's assets exceeding $100 million.

The Adviser (not the Fund) pays a portion of its fee from International Equity Fund to JHAI at the following rate: 70% of the advisory fee payable on the Fund's average daily net assets up to $500 million and 90% of the advisory fee payable on the Fund's assets exceeding $500 million.

Each Fund pays fees to the independent Trustees of the Trust, the expenses of the continuing registration and qualification of its shares for sale, the charges of custodians and transfer agents, and auditing and legal expenses. The Adviser may, from time to time, agree that all or a portion of its fee will not be imposed for specific periods or make other arrangements to limit the Funds' expenses to not more than a specified percentage of average net assets. The Adviser retains the right to reimpose the fee and recover any other payments to the extent annual expenses fall below the limit at the end of the fiscal year. The Adviser has voluntarily agreed to limit the Funds' expenses until further notice to the percentages of each Fund's average net assets specified under "EXPENSE INFORMATION."
------------------------------------------------------------------------------
EACH FUND PAYS CERTAIN ADDITIONAL EXPENSES.
------------------------------------------------------------------------------


The Fund compensates the Adviser for performing necessary tax and financial management services. Compensation by each Fund is not expected to exceed 0.02% of its average net assets on an annual basis.


Your broker or agent may charge you separately to effect transactions in Fund shares.

DIVIDENDS AND TAXES
Dividends from net investment income are declared and paid as follows:


                            FUND                              DECLARED           PAID
                            ----                              --------           ----
Active Bond Fund............................................  Daily            Monthly
Global Bond Fund............................................  Daily            Monthly
Small Capitalization Value Fund.............................  Quarterly        Quarterly
Dividend Performers Fund....................................  Quarterly        Quarterly
Multi-Sector Growth Fund....................................  Annually         Annually
Small Capitalization Growth Fund............................  Annually         Annually
International Equity Fund...................................  Annually         Annually


Capital gains distributions are generally declared annually. Dividends are reinvested in additional shares unless you elect the option to receive them entirely in cash. If you elect the cash option and the U.S. Postal Service cannot deliver your checks, your election will be converted to reinvestment in additional shares.

TAXATION. For institutional investors who are not exempt from Federal income taxes, dividends from a Fund's net investment income, certain net foreign currency gains, gains on certain foreign corporations, and net short-term capital gains are taxable to you as ordinary income. Dividends from a Fund's net long-term capital gains are taxable as long-term capital gains. These dividends from net investment income and capital gains are taxable whether they are reinvested or received in cash. Certain dividends may be paid by a Fund in January of a given year but may be taxable to shareholders as if received on December 31 of the prior year. Each Fund will send you a statement by January 31 showing the tax status of the distributions you received for the prior year. Plan participants should consult their plan sponsor for tax information.

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund will not be subject to Federal income taxes on any net investment income and net realized capital gains that are distributed to its shareholders at least annually.

When you redeem (sell) or exchange shares, you may realize a gain or loss.

On the account application, you must certify that the taxpayer identification number you provide is correct and that you are not subject to back-up withholding of federal income tax, unless you are a corporation or other entity that is exempt from backup withholding. If you do not provide this information or are otherwise subject to such withholding, the applicable Fund may be required to withhold 31% of your dividends, redemptions and exchanges.

Funds investing in foreign securities may be subject to foreign withholding or other foreign taxes on certain of their foreign investments, which will reduce the yield on these investments. However, if more than 50% of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations (as may be the case with Global Bond Fund and International Equity Fund) and if the Fund so elects, shareholders will include in their gross incomes (in addition to the dividends they receive) their pro-rata shares of qualified foreign taxes paid by the Fund and may be entitled to claim a Federal income tax credit or deduction for such taxes, subject to certain conditions and limitations under the Code.

In addition to Federal taxes, you may be subject to state and local or foreign taxes with respect to your investment in and distributions from a Fund. In many states, a portion of the Fund's dividends that represent interest received by the Fund on direct U.S. Government obligations may be exempt from tax. The foregoing discussion relates to investors that are subject to tax. Different tax consequences will apply to plan participants, tax exempt investors and investors that are subject to tax deferral. Under the Code, a tax-exempt investor in the Funds will not generally recognize unrelated business taxable income from its investment in the Funds unless the tax-exempt investor incurred indebtedness to acquire or continue to hold Fund shares and such indebtedness remains unpaid during the relevant periods. You should consult your tax adviser for specific advice.

PERFORMANCE
Total return is based on the overall change in value of a hypothetical investment in a Fund. A Fund's total return shows the overall dollar or percentage change in value, assuming the reinvestment of all dividends. Cumulative total return shows a Fund's performance over a period of time. Average annual total return shows the cumulative return divided over the number of years included in the period. Because average annual total return tends to smooth out variations in a Fund's performance, you should recognize that it is not the same as actual year-to-year results. Total return calculations are at net asset value because no sales charges are incurred by those eligible to buy the Funds.
------------------------------------------------------------------------------
EACH FUND MAY ADVERTISE ITS TOTAL RETURN.
------------------------------------------------------------------------------

Active Bond Fund, Global Bond Fund and Dividend Performers Fund may also advertise their respective yields. Yield reflects a Fund's rate of income on portfolio investments as a percentage of its share price. Yield is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the maximum offering price per share on the last day of that period. Yield is also calculated according to accounting methods that are standardized for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a Fund's yield may not equal the income paid on shares or the income reported in the Fund's financial statements.
------------------------------------------------------------------------------
SOME FUNDS ALSO ADVERTISE YIELD.
------------------------------------------------------------------------------

The value of a Fund's shares, when redeemed, may be more or less than their original cost. Total return and yield are historical calculations, and are not indications of future performance.

RISK FACTORS, INVESTMENTS AND TECHNIQUES


INVESTMENTS IN FOREIGN SECURITIES AND DEPOSITORY RECEIPTS. Each Fund except Dividend Performers Fund may invest in securities of foreign issuers. All the Funds may invest in securities in the form of sponsored or unsponsored American Depository Receipts (ADRs), European Depository Receipts (EDRs) or other securities convertible into securities of foreign issuers. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Issuers of unsponsored

ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.

Investments in foreign securities may involve a greater degree of risk than those in domestic securities due to exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. There may be difficulty in enforcing legal rights outside the United States. Some foreign companies are not generally subject to the same uniform accounting, auditing and financial reporting requirements as domestic companies; also foreign regulation may differ considerably from domestic regulation of stock exchanges, brokers and securities. Security trading practices abroad may offer less protection to investors such as the Funds. Additionally, because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Funds' net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, that the Funds distribute to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly. Therefore, the Funds' investments in foreign securities may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement. The expense ratios of Funds investing significant amounts of their assets in foreign securities can be expected to be higher than those of mutual funds investing solely in domestic securities since the expenses of these Funds, such as the cost of maintaining custody of foreign securities and advisory fees, are higher.

These risks of foreign investing may be intensified in the case of Global Bond Fund and International Equity Fund's investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Global Bond Fund and International Equity Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain realized gains or losses on the sale of international bonds and debt held by a Fund, to the extent attributable to fluctuations in foreign currency exchange rates, as well as certain other gains or losses attributable to exchange rate fluctuations, may be treated as ordinary income or loss. Such income or loss may increase or decrease (or possibly eliminate) the Fund's income available for distribution to shareholders.

DERIVATIVE INSTRUMENTS. The Funds may to varying degrees enter into derivative instruments for speculative purposes, to hedge against fluctuations in interest rates, currency movements or securities prices or as a substitute for the purchase or sale of securities. To the extent described below, a Fund's investment in derivative securities may include investments in certain mortgage-backed securities (such as collateralized mortgage obligations and "stripped" mortgage-backed securities), the purchase or sale of futures contracts or options and forward contracts. Each of these practices and the related investment risks is described in greater detail below.

FOREIGN CURRENCY TRANSACTIONS. Each of the Funds except Dividend Performers Fund, and particularly Global Bond Fund and International Equity Fund, may purchase securities denominated in foreign currencies. The value of investments in these securities and the value of dividends and interest earned may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect a Fund. As a result, these Funds may enter into forward foreign currency exchange contracts to protect against changes in foreign currency exchange rates. These Funds will not speculate in foreign currencies or in forward foreign currency exchange contracts, but will enter into these transactions only in connection with their hedging strategies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Although certain strategies could minimize the risk of loss due to a decline in the value of the hedged foreign currency, they could also limit any potential gain which might result from an increase in the value of the currency. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DISCUSSION OF THE USES AND RISKS OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.


SMALLER CAPITALIZATION COMPANIES. Small Capitalization Growth Fund invests primarily in smaller capitalization companies. Multi-Sector Growth Fund, Small Capitalization Value Fund and International Equity Fund may also invest in smaller capitalization companies. These companies may have limited product lines, market and financial resources, or they may be dependent on smaller or less experienced management groups. In addition, trading volume for these securities may be limited. Historically, the market price for these securities has been more volatile than for securities of companies with greater capitalization. However, securities of companies with smaller capitalization may offer greater potential for capital appreciation since they may be overlooked and thus undervalued by investors.



NON-DIVERSIFIED STATUS. Global Bond Fund is a "non-diversified" fund in order to permit it to invest more than 5% of its total assets in the obligations of any one issuer. Since a relatively high percentage of this Fund's assets may be invested in the obligations of a limited number of issuers, the value of this Fund's shares may be more susceptible to any single economic, political or regulatory event, and to the credit and market risks associated with a single issuer, than would the shares of a diversified fund. However, this Fund must satisfy certain tax diversification requirements in order to qualify as a regulated investment company under the Code.



SHORT SALES. Each Fund may engage in short sales "against the box," as well as short sales for hedging purposes. Small Capitalization Growth Fund, Multi-Sector Growth Fund and International Equity Fund may engage in short sales to profit from the anticipated decline in a security's value. When a Fund engages in a short sale other than "against the box," it will place cash or U.S. government securities in a segregated account and mark them to market daily in accordance with applicable regulatory requirements. Except for short sales "against the box," the Fund is limited in the amount of the Fund's net assets that may be committed to short sales and the securities in which short sales are made must be listed on a national securities exchange. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Short sales other than "against the box" may involve an unlimited exposure to loss. SEE THE STATEMENT OF ADDITIONAL INFORMATION.


RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted securities, including those eligible for resale to certain institutional investors pursuant to Rule 144A under the Securities Act of 1933 and foreign securities acquired in accordance with Regulation S under the Securities Act of 1933 (to the extent consistent with its investment policies). In addition, each Fund may invest up to 15% of its net assets in illiquid investments, which include repurchase agreements maturing in more than seven days, certain over-the-counter options, privately-issued stripped mortgage-backed securities, all interest rate swaps, caps, collars and floors, certain restricted securities and securities not readily marketable. However, if the Board of Trustees determines, based upon a continuing review of the trading markets for specific Rule 144A securities, that they are liquid then these securities may be purchased without regard to the 15% limit.

GOVERNMENT SECURITIES. Each Fund may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC") and Federal National Mortgage Association ("FNMA"), and obligations supported by the credit of the instrumentality, such as Student Loan Marketing Association Bonds ("SLMA").

The Funds, and particularly Active Bond Fund, may invest in mortgage-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations (CMOs), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund's portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed-income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues.

"Stripped" mortgage-backed securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Although the market for such securities is increasingly liquid, the Adviser or appropriate subadviser may, in accordance with guidelines adopted by the Board of Trustees, determine that certain stripped mortgage-backed securities issued by the U.S. Government, its agencies or instrumentalities are not readily marketable. If so, these securities, together with privately-issued stripped mortgage-backed securities, will be considered illiquid for purposes of the Funds' limitation on investments in illiquid securities.

Other types of mortgage-backed securities will likely be developed in the future, and a Fund may invest in them if the Adviser determines they are consistent with a Fund's investment objectives and policies.


SHORT-TERM TRADING AND PORTFOLIO TURNOVER. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. Active Bond Fund, Multi-Sector Growth Fund, Small Capitalization Growth Fund and International Equity Fund engage in short-term trading in response to changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed-income securities in order to realize capital gains or improve income. Short term trading may have the effect of increasing portfolio turnover rate.

Global Bond Fund, Dividend Performers Fund and Small Capitalization Value Fund do not intend to invest for the purpose of seeking short-term profits. These Funds' particular portfolio securities may be changed, however, without regard to the holding period of these securities (subject to certain tax restrictions), when the Adviser or subadviser determines that this action will help achieve a Fund's objective given a change in an issuer's operations or changes in general market conditions.



The portfolio turnover rate for all Funds is shown in the section captioned "The Funds' Financial Highlights." A high rate of portfolio turnover (100% or greater) involves correspondingly higher transaction expenses and may make it more difficult for a Fund to qualify as a regulated investment company for federal income tax purposes.


OPTIONS AND FUTURES TRANSACTIONS. Each Fund may buy and sell options contracts, financial futures contracts and options on futures contracts. Options and futures contracts are bought and sold to manage a Fund's exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge a Fund's investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy. Subject to their individual investment policies, the Funds may invest in options and futures based on securities, indices, or currencies, including options and futures traded on foreign exchanges and options not traded on exchanges.

Options and futures can be volatile investments and involve certain risks. If the Adviser or a subadviser applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower a Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. Options and futures do not pay interest, but may produce capital gains.

A Fund will not engage in a transaction in futures or options on futures for non-hedging purposes if, immediately thereafter, the sum of initial margin deposits and premiums required to establish speculative positions in futures contracts and options on futures would exceed 5% of the Fund's net assets. The loss incurred by a Fund investing in futures contracts and in writing options on futures is potentially unlimited and may exceed the amount of any premium received. Each Fund's transactions in options and futures contracts may be limited by the requirements of the Code for qualification as a regulated investment company.

No Fund, except Global Bond Fund, will hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. Global Bond Fund may hedge up to 50% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, no Fund will buy futures or write puts whose underlying value exceeds 25% of its total assets or buy calls with a value exceeding 5% of its total assets. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DISCUSSION OF OPTIONS AND FUTURES TRANSACTIONS, INCLUDING TAX EFFECTS AND INVESTMENT RISKS.

SWAP AGREEMENTS. As one way of managing its exposure to different types of investments, Global Bond Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift Global Bond Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on Global Bond Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. Global Bond Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Global Bond Fund will maintain in a segregated account with its custodian, cash or liquid, high grade debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlements with respect to swap, cap, collar or floor transactions.

FIXED-INCOME SECURITIES. Each Fund, and particularly Active Bond Fund and Global Bond Fund, may invest in fixed-income securities, including debt obligations of corporate and governmental issuers, and preferred stocks. The value of fixed-income securities generally varies inversely with interest rates. The longer the maturity of the fixed-income security, the more volatile will be changes in its value resulting from changes in interest rates.

INVESTMENT GRADE SECURITIES. Each Fund may invest in securities that are rated in the lowest category of "investment grade" (BBB by S&P or Baa by Moody's) or unrated securities of comparable quality. Securities in the lowest investment grade are considered medium grade obligations and normally exhibit adequate protection parameters. However, these securities also have speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than in the case of higher grade obligations.


LOWER RATED SECURITIES. Active Bond Fund, Global Bond Fund and Small Capitalization Value Fund may invest in lower rated securities. Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal.


The market price and liquidity of lower rated fixed-income securities generally respond to short-term economic, corporate and market developments to a greater extent than do the price and liquidity of higher rated securities, because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.


Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately the assets of Active Bond Fund, Global Bond Fund and Small Capitalization Value Fund. The reduced availability of reliable, objective data may increase these Funds' reliance on management's judgment in valuing the high yield bonds. To the extent that these Funds invest in lower rated securities, achieving the Funds' objective will depend more on the Adviser's or subadviser's judgment and analysis than would otherwise be the case. In addition, these Funds' investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of these securities and may do so in the future, particularly with respect to highly leveraged issuers. The market prices of zero coupon and payment-in-kind bonds are affected to a greater extent by interest rate changes, and thereby tend to be more volatile than securities which pay interest periodically and in cash. Increasing rate note securities are typically refinanced by the issuers within a short period of time. A Fund accrues income on these securities for tax and accounting purposes, and this income is required to be distributed to shareholders. Because no cash is received at the time and income accrues on these securities, the Fund may be forced to liquidate other investments to make distributions.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. Convertible securities include bonds and preferred stocks that are convertible for shares of common stock of the same issuer. Because convertible securities are fixed-income securities, their value is influenced inversely by changes in interest rates. However, due to their conversion feature, their value often changes with the value of the common stock into which they are convertible.

WARRANTS. Warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants tend to be more volatile than their underlying securities. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

LENDING OF SECURITIES AND REPURCHASE AGREEMENTS. For the purpose of realizing additional income, each Fund may lend to brokers, dealers and financial institutions portfolio securities amounting to not more than 33 1/3% of its total assets taken at current value, if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. Each Fund may reinvest any cash collateral in short-term securities and money market funds. When the Funds lend portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Funds may incur a loss or, in the event of the borrower's bankruptcy, the Funds may be delayed in or prevented from liquidating the collateral. Securities loaned by a Fund will remain subject to fluctuations of market value. Each Fund may also enter into repurchase agreements. In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back to the issuer at the same price plus accrued interest. These transactions must be fully collateralized at all times. However, they may involve some credit risk to a Fund if the other party should default on its obligation and that Fund is delayed in or prevented from recovering the collateral.

WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a forward or "when-issued" basis. When a Fund engages in when-issued transactions, it relies on the seller or the buyer, as the case may be, to consummate the transaction. Failure to consummate the transaction may result in the Fund's losing the opportunity to obtain an advantageous price and yield.

QUALITY DISTRIBUTION. The average weighted quality distribution of the securities in the portfolio for the year ended February 28, 1998.



                         JOHN HANCOCK ACTIVE BOND FUND



                                                                             RATING                       RATING
                                                AVERAGE        % OF         ASSIGNED        % OF         ASSIGNED         % OF
                                                 VALUE       PORTFOLIO     BY ADVISER     PORTFOLIO     BY SERVICE*     PORTFOLIO
SECURITY RATINGS                                -------      ---------     ----------     ---------     -----------     ---------
AAA..........................................  2,285,113        63.2%           374          0.0%        2,284,740        63.2%
AA...........................................    133,250         3.7%             0          0.0%          133,250         3.7%
A............................................    248,413         6.9%             0          0.0%          248,413         6.9%
BBB..........................................    286,294         7.9%         3,817          0.1%          282,477         7.8%
BB...........................................    260,810         7.2%         1,551          0.1%          259,259         7.1%
B............................................    121,345         3.3%        11,271          0.3%          110,074         3.0%
CCC..........................................      6,669         0.2%             0          0.0%            6,669         0.2%
CC...........................................          0         0.0%             0          0.0%                0         0.0%
C............................................          0         0.0%             0          0.0%                0         0.0%
NR...........................................          0         0.0%             0          0.0%                0         0.0%
                                               ---------       -----         ------          ---         ---------        ----
DEBT SECURITIES..............................  3,341,694        92.4%        17,013          0.5%        3,324,881        91.9%
EQUITY SECURITIES............................          0         0.0%
SHORT-TERM SECURITIES........................    275,306         7.6%
                                               ---------
TOTAL PORTFOLIO..............................  3,617,201       100.0%
OTHER ASSETS -- NET..........................     11,516
                                               ---------
NET ASSETS...................................  3,628,717
                                               =========


---------------

The ratings are described in the Statement of Additional Information.

* S&P, Moody's and Fitch's.



                         JOHN HANCOCK GLOBAL BOND FUND



                                                 Y-T-D                       RATING                       RATING
                                                AVERAGE        % OF         ASSIGNED        % OF         ASSIGNED         % OF
                                                 VALUE       PORTFOLIO     BY ADVISER     PORTFOLIO     BY SERVICE      PORTFOLIO
                                                -------      ---------     ----------     ---------     ----------      ---------
AAA..........................................  3,795,014        85.8%             0          0.0%        3,795,014        85.8%
AA...........................................          0         0.0%             0          0.0%                0         0.0%
A............................................          0         0.0%             0          0.0%                0         0.0%
BAA..........................................          0         0.0%             0          0.0%                0         0.0%
BA...........................................    281,756         6.4%             0          0.0%          281,757         6.4%
B............................................     96,852         2.2%         6,108          0.1%           90,744         2.1%
CAA..........................................          0         0.0%             0          0.0%                0         0.0%
CA...........................................          0         0.0%             0          0.0%                0         0.0%
C............................................          0         0.0%             0          0.0%                0         0.0%
D............................................          0         0.0%             0          0.0%                0         0.0%
                                               ---------                     ------                      ---------
                                                       0
DEBT SECURITIES..............................  4,173,622        94.4%         6,108          0.1%        4,167,514        94.3%
                                                       0
EQUITY SECURITIES............................          0         0.0%
                                                       0
SHORT-TERM SECURITIES........................    247,308         5.6%
                                               ---------
                                                       0
TOTAL PORTFOLIO..............................  4,420,930       100.0%
                                                       0
OTHER ASSETS -- NET..........................     63,653
                                               ---------
                                                       0
NET ASSETS...................................  4,484,583
                                               =========

JOHN HANCOCK INSTITUTIONAL SERIES TRUST

   INVESTMENT ADVISER
   John Hancock Advisers, Inc.
   101 Huntington Avenue
   Boston, Massachusetts 02199-7603

   SUB-INVESTMENT ADVISERS
   Sovereign Asset Management Corp. (Dividend Performers Fund)
   1235 Westlakes Drive
   Berwyn, Pennsylvania 19312

   John Hancock Advisers International Ltd. (International Equity Fund) 34 Dover Street
   London, England WIX 3RA

   PRINCIPAL DISTRIBUTOR
   John Hancock Funds, Inc.
   101 Huntington Avenue
   Boston, Massachusetts 02199-7603

   CUSTODIANS
   Investors Bank & Trust Company
   200 Clarendon Street
   Boston, Massachusetts 02116

   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

   TRANSFER AGENT
   John Hancock Signature Services, Inc.
   P.O. Box 9296
   Boston, Massachusetts 02205-9296

   The annual/semi-annual report to
   shareholders includes financial
   statements, detailed performance
   information, portfolio holdings, a
   statement from portfolio management and
   the auditor's report. To request a free
   copy of this report please contact John
   Hancock Signature Services, Inc.


   A current SAI has been filed with the
   Securities and Exchange Commission and
   is incorporated by reference (is
   legally a part of this prospectus). You
   may visit the Securities and Exchange
   Commission's Internet website
   (www.sec.gov) to view the SAI, material
   incorporated by reference and other
   information.


HOW TO OBTAIN INFORMATION
ABOUT THE FUNDS

For Service Information
For Telephone Exchange
For Investment-by-Phone
For Telephone Redemption
call 1-800-755-4371
Internet: www.jhancock.com/funds
                                         101 HUNTINGTON AVENUE
                                         BOSTON, MASSACHUSETTS 02199-7603
                                         TELEPHONE 1-800-755-4371


KBOOP    7/98

                     JOHN HANCOCK INSTITUTIONAL SERIES TRUST
                              101 Huntington Avenue
                           Boston, Massachusetts 02199

                          consisting of twelve series,

                          John Hancock Active Bond Fund
                          John Hancock Global Bond Fund
                      John Hancock Dividend Performers Fund
                      John Hancock Multi-Sector Growth Fund

                  John Hancock Small Capitalization Value Fund
                  John Hancock Small Capitalization Growth Fund

                     John Hancock International Equity Fund
                     John Hancock Independence Balanced Fund
                      John Hancock Independence Value Fund
            John Hancock Independence Diversified Core Equity Fund II
                      John Hancock Independence Growth Fund
              John Hancock Independence Medium Capitalization Fund

                 (each, a "Fund" and collectively, the "Funds")


                       Statement of Additional Information

                                  July 1, 1998



This Statement of Additional Information provides information about the Funds in addition to the information that is contained in the John Hancock Series Funds' Prospectus and in the Independence Funds' Prospectus dated July 1, 1998 (together, the "Prospectuses").


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Funds' Prospectuses, copies of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                                  P.O. Box 9296
                        Boston, Massachusetts 02205-9296
                                 1-800-755-4371

                                            TABLE OF CONTENTS

                                                         Statement of Additional
                                                                    Information
                                                                           Page

         Organization of the Funds                                             2
         Investment Objectives and Policies                                    3
         -The John Hancock Series Funds                                        3
         -The Independence Funds                                               5
         Investment Restrictions                                              19
         Those Responsible for Management                                     21
         Investment Advisory and Other Services                               32
            Distribution Contract                                             34
         Net Asset Value                                                      35
         Special Redemptions                                                  35
            Description of the Funds' Shares                                  36
         Tax Status                                                           37
         Calculation of Performance                                           41
         Brokerage Allocation                                                 43
         Transfer Agent Services                                              45
         Custody of Portfolio                                                 45
         Independent Auditors                                                 45
           Appendix A--Description of Securities Ratings                     A-1
         Financial Statements                                                F-1


ORGANIZATION OF THE FUNDS


Each Fund is a series of John Hancock Institutional Series Trust (the "Trust") an open-end investment management company organized as a Massachusetts business trust on October 31, 1994 under the laws of the Commonwealth of Massachusetts. The Trust currently has twelve series of shares designated as: John Hancock Small Capitalization Growth Fund ("Small Capitalization Growth Fund")(formerly John Hancock Small Capitalization Equity Fund), John Hancock Dividend Performers Fund ("Dividend Performers Fund") (formerly John Hancock Berkeley Dividend Performers Fund), John Hancock Active Bond Fund ("Active Bond Fund") (formerly John Hancock Berkeley Bond Fund), John Hancock Global Bond Fund ("Global Bond Fund") (formerly John Hancock Berkeley Global Bond Fund), John Hancock Multi-Sector Growth Fund ("Multi-Sector Growth Fund") (formerly John Hancock Berkeley Sector Opportunity Fund), John Hancock Small Capitalization Value Fund ("Small Capitalization Fund") (formerly John Hancock Fundamental Value Fund and John Hancock Berkeley Fundamental Value Fund), John Hancock International Equity Fund ("International Equity Fund") (formerly John Hancock Berkeley Overseas Growth Fund), John Hancock Independence Diversified Core Equity Fund II ("Diversified Core Equity Fund II"), John Hancock Independence Value Fund ("Value Fund"), John Hancock Independence Growth Fund ("Growth Fund"), John Hancock Independence Medium Capitalization Fund ("Medium Capitalization Fund") and John Hancock Independence Balanced Fund ("Balanced Fund").


Small Capitalization Growth Fund, Dividend Performers Fund, Active Bond Fund, Global Bond Fund, Multi-Sector Growth Fund, Small Capitalization Value Fund and International Equity Fund are sometimes referred to herein collectively as the "John Hancock Series Funds." Diversified Core Equity Fund II, Value Fund, Growth

Fund, Medium Capitalization Fund and Balanced Fund are sometimes referred to herein collectively as the "Independence Funds."


The investment adviser of each Fund is John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"). The investment subadviser of Dividend Performers Fund is Sovereign Asset Management Corp. ("SAMCorp"). The subadviser of International Equity Fund is John Hancock Advisers International Limited ("JHAI"). The investment subadviser of each Independence Fund is Independence Investment Associates, Inc. ("IIA"). Together, SAMCorp, JHAI, and IIA are sometimes referred to herein collectively as the "Subadvisers" or, individually, as the "Subadviser." Each Subadviser is an affiliate of the Life Company.


INVESTMENT OBJECTIVES AND POLICIES


The following information supplements the discussion of each Fund's investment objective and policies as discussed in the Prospectuses. There is no assurance that any Fund will achieve its investment objective.

Each Fund has adopted certain investment restrictions that are detailed under "Investment Restrictions" in this Statement of Additional Information where they are classified as fundamental or nonfundamental. Those restrictions designated as fundamental may not be changed without shareholder approval. Each Fund's investment objective, investment policies and nonfundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.


A.  The John Hancock Series Funds.

For a further description of the John Hancock Series Funds' investment objectives, policies and restrictions see "Investment Objectives and Policies" in the John Hancock Series Funds' Prospectus and "Investment Restrictions" in this Statement of Additional Information. See Appendix A to this Statement of Additional Information for a description of the quality categories of corporate bonds in which certain of the John Hancock Series Funds may invest.

                                Active Bond Fund

Active Bond Fund's investment objective is a high rate of total return, consistent with prudent investment risk. The Fund invests primarily in a diversified portfolio of freely marketable investment grade debt securities of U.S. and foreign issuers. The Fund will invest primarily in debt securities within the four highest investment ratings and unrated securities considered by the Adviser to be of comparable investment quality. The Fund will, when feasible, purchase debt securities which are non-callable.

The Fund may purchase corporate debt securities bearing fixed, floating or variable interest as well as those which carry certain equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, or participations based on revenues, sales or profits. The Fund will not exercise any such conversion, exchange or purchase rights if, at the time, the value of all equity interests so owned would exceed 10% of the Fund's total assets taken at market value.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. Similarly, when such yields increase, the market value of a portfolio already invested can be expected to decline. The Fund's portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.

                                Global Bond Fund

Global Bond Fund's investment objective is a competitive total investment return, consisting of current income and capital appreciation. The Fund invests primarily in a global portfolio of high grade, fixed income securities. Normally, the Fund will invest in fixed income securities denominated in at least three currencies or multi-currency units, including the U.S. Dollar.


Under normal circumstances, Global Bond Fund invests primarily (at least 65% of total assets) in fixed income securities issued or guaranteed by: (i) the U.S. Government, its agencies or instrumentalities; (ii) foreign governments (including foreign states, provinces and municipalities) or their political subdivisions, authorities, agencies or instrumentalities; (iii) international organizations backed or jointly owned by more than one national government, such as the International Bank for Reconstruction and Development, European Investment Bank, Asian Development Bank, and European Coal and Steel Community; and (iv) foreign corporations or financial institutions. The term "fixed income securities" encompasses debt obligations of all types, including bonds, debentures, notes and stocks, such as preferred stocks. A fixed income security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with a security.


                            Dividend Performers Fund


Dividend Performers Fund's investment objective is long-term growth of capital and income without assuming undue market risk. At times, however, because of market conditions, the Fund may invest primarily for current income. The Fund will make investments in different types and classes of securities in accordance with the Trustees' and the Adviser's appraisal of economic and market conditions. The securities held by the Fund are under continuous study by the Adviser. Securities are selected for the Fund's portfolio if they are considered by the Adviser to contribute to the possible achievement of the Fund's objective. They are held or disposed of in accordance with the results of a continuing examination of their investment merit.


The Fund may invest 100% of its total assets in common stocks or, for defensive purposes, may temporarily hold cash or liquid, high grade short-term debt securities. In addition, temporary investments in short-term debt securities may be made to receive a return on excess cash.

The Fund endeavors to achieve its objectives by utilizing experienced management and generally investing in securities of seasoned companies in sound financial condition.

                            Multi-Sector Growth Fund

Multi-Sector   Growth   Fund's   investment   objective  is  long-term   capital
appreciation. The Fund seeks to achieve its objective by emphasizing investments in equity securities of issuers in various economic sectors.

The equity securities in which the Fund invests consist primarily of common stocks of U.S. and foreign issuers but may also include preferred stocks, convertible debt securities and warrants. The Fund seeks to achieve its investment objective by varying the relative weighting of its portfolio securities among various economic sectors based upon both macroeconomic factors and the outlook for each particular sector. The Adviser selects equity securities for the Fund from various economic sectors, including, but not limited to, the following: basic material, energy, capital equipment, technology, consumer cyclical, retail, consumer staple, health care, transportation, financial and utility. The Fund may modify these sectors if the Adviser believes that they no longer represent appropriate investments for the Fund, or if other sectors offer better opportunities for investment.


                         Small Capitalization Value Fund

Small Capitalization Value Fund's investment objective is capital appreciation, with income as a secondary consideration. The Fund will seek to achieve its objective by investing primarily in equity securities that are undervalued relative to alternative equity investments.

Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks and other equity securities, including convertible securities, preferred stocks and warrants, of domestic and foreign issuers of small-size companies with a total market capitalization of $1 billion or less ("small capitalization companies").

The Fund's investment policy reflects the Adviser's belief that while the securities markets tend to be efficient, sufficiently persistent price anomalies exit which the disciplined active equity manager seeks to exploit to achieve an above-average rate of return.



                        Small Capitalization Growth Fund

Small Capitalization Growth Fund's investment objective is long-term growth of capital. The Fund invests primarily in domestic and foreign rapidly growing "smaller capitalization companies" (those with market capitalizations of $1 billion or less) that tend to be in an emerging growth stage of development and where the Adviser believes there is growth potential higher than the average for all companies. Under normal circumstances, the Fund will invest at least 65% of its total assets in smaller capitalization companies. The potential for growth of capital will be the sole basis for selection of portfolio securities. Current income will not be a factor in this selection. The Fund may also invest in equity securities of established companies that the Adviser believes to offer superior growth potential.

                            International Equity Fund

International Equity Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in foreign equity securities.

Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of issuers located outside the United States in various countries around the world. Generally, the Fund's portfolio will contain securities of issuers from at least three countries other than the United States. The Fund normally invests substantially all of its assets in equity securities, such as common stock, preferred stock and securities convertible into common and preferred stock. However, if deemed advisable by the Adviser or the Fund's Subadviser, JHAI, the Fund may invest in any other types of securities including warrants, bonds, notes and other debt securities (including Euro-dollar securities) or obligations of domestic or foreign governments and their political subdivisions, or domestic or foreign corporations.

B.  The Independence Funds.

For a further description of the Independence Funds' investment objectives, policies and restrictions see "Investment Objectives and Policies" in the Independence Funds' Prospectus and "Investment Restrictions" in this Statement of Additional Information.

IIA serves as the Subadviser to each of the Independence Funds. In selecting common stocks for the Funds' portfolios, IIA uses an investment strategy it calls "NIXDEX." To produce a NIXDEX portfolio, IIA excludes ("nixes") from consideration stocks contained in the bottom two quintiles of its ranked stock universe and optimizes the remaining stocks to produce a portfolio whose risk exposure is similar to that of each of the Independence Fund's respective performance and risk profile benchmark portfolio. By avoiding stocks which are not ranked favorably in IIA's ranked stock universe, IIA seeks to construct a NIXDEX portfolio whose performance will exceed, under all market environments, the performance of the respective Independence Fund's performance and risk profile benchmark portfolio.


IIA uses a quantitative, multifactor proprietary stock-ranking model called "Cybercode" to produce a list of stocks for consideration which are ranked from most to least attractive. IIA's in-house team of professional securities analysts generate the data necessary to produce a Cybercode ranked list. For each Fund, IIA's analysts concentrate their research and analysis on those stocks from IIA's unbiased universe of 500 stocks which satisfy the Fund's performance and risk profile benchmark. The analysts focus on fundamental research such as: projecting current year and next year's earnings and cash flows; developing five-year growth forecasts; and understanding the strategic plan of the companies they follow, and how this plan might affect capital expenditures and stock dividends. IIA's most senior investment professionals determine the macroeconomic assumptions needed to forecast an individual company's progress. These macroeconomic assumptions are integrated into the analysts' research and analysis. IIA's investment process is distinguished by its focus on evaluation of risk and, in particular, its avoidance of stocks that do not score above a certain benchmark with respect to price and fundamentals.

Using the analysts' research and analysis, Cybercode evaluates each stock in the stock selection universe on several discrete criteria and scores each stock based on its inherent value relative to its cost (price) and the stock's fundamental prospects for improvement. Cybercode produces a list of the selection universe ranked from most to least attractive. The top stock on the ranked list exhibits the most favorable combination of inherent value and fundamental prospects for improvement; the bottom stock is the least favorable. Through this process, IIA seeks to construct a NIXDEX portfolio whose performance will exceed, under all market environments, the performance of the respective Independence Fund's performance and risk profile benchmark portfolio. For a further description of each Fund's performance and risk profile benchmark portfolio, see "Investment Objectives and Policies" in the Independence Funds' Prospectus.

                                  Balanced Fund

Balanced Fund's investment objective is above-average total return through capital appreciation and income. The Fund will invest in a balanced portfolio allocated between equity securities and fixed-income securities. The Fund's performance and risk profile benchmark is a composite of the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index.


                                   Value Fund

Value Fund's investment objective is above-average total return. The Fund will emphasize relatively undervalued securities and seek higher dividend yield than Diversified Core Equity Fund II. The Fund's performance and risk profile benchmark is the Russell 1000 Value Index(R).

                         Diversified Core Equity Fund II

Diversified Core Equity Fund II's investment objective is above-average total return, consisting of capital appreciation and income. The Fund's performance and risk profile benchmark is the capitalization weighted Standard and Poor's 500 Composite Stock Index(R) (the "S&P 500 Index").

                                   Growth Fund

Growth Fund's investment objective is above-average total return. The Fund will emphasize investments in companies whose securities show potential for relatively high long-term earnings growth rather than current dividend yield. The Fund's performance and risk profile benchmark is the Russell 1000 Growth Index(R).

                           Medium Capitalization Fund

Medium Capitalization Fund's investment objective is above-average total return. The Fund will emphasize investment in securities of faster growing, medium sized companies than those companies included in the other Independence Funds. The Fund's performance and risk profile benchmark is the Callan Medium Capitalization Index.

Investments in Foreign Securities and Emerging Countries. Small Capitalization Growth Fund, Active Bond Fund, Multi-Sector Growth Fund and Small Capitalization Value Fund may invest in U.S. dollar and foreign currency denominated securities of foreign issuers. International Equity Fund and Global Bond Fund will invest primarily in U.S. dollar and foreign currency denominated securities of foreign issuers. International Equity Fund and Global Bond Fund may also invest in debt and equity securities of corporate and governmental issuers of countries with emerging economies or securities markets.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries.

Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities. In such event, the Fund would review its investment objective and investment policies to determine whether changes are appropriate.

The Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.

Forward Foreign Currency Transactions. Each John Hancock Series Fund, other than Dividend Performers Fund, may engage in forward foreign currency transactions. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Funds may also deal in forward foreign currency exchange contracts involving currencies of the different countries in which they may invest as a hedge against possible variations in the foreign exchange rate between these currencies. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities denominated in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. . The Funds' dealings in forward foreign currency exchange contracts will be limited to hedging either specified transactions or portfolio positions. A Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Adviser or Subadviser. The Funds will not engage in speculative forward foreign currency exchange transactions.

If a Fund purchases a forward contract to purchase foreign currency, its custodian will segregate cash or liquid securities, of any type or maturity, in a separate account of the Fund in an amount necessary to complete the forward contract. These assets will be marked to market daily and if the value of the assets in the separate account declines, additional cash or liquid assets will be added so that the value of the account will equal the amount of the Fund's commitment in purchased forward contracts.

Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Funds to hedge against a devaluation that is so generally anticipated that the Funds are not able to contract to sell the currency at a price above the devaluation level they anticipate.

The cost to the Funds of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Repurchase Agreements. Each Fund may enter into repurchase agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements. Each Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that a Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by each Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by a Fund which it is obligated to repurchase. Each Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting its repurchase. To minimize various risks associated with reverse repurchase agreements, a Fund will establish and maintain with each Fund's custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, a Fund will not enter into reverse repurchase agreements or borrow money, except from banks temporarily for extraordinary or emergency purposes (not for leveraging) in amounts not to exceed 33 1/3% of a Fund's total assets (including the amount borrowed) taken at market value. Each Fund will not use leverage to attempt to increase income. Each Fund will not purchase securities while outstanding borrowings exceed 5% of that Fund's total assets. Each Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under the procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.


Restricted Securities. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.


Options on Securities, Securities Indices and Currency. Each John Hancock Series Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. Each Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the affected Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. Each Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

Each Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. Each Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund's portfolio securities.

Each Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each John Hancock Series Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities) and securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which the portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

A Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or decline in market prices or foreign currency rates that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency rates then available in the applicable market to be less favorable than prices that are currently available. A Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency..

Options on Futures Contracts. Each John Hancock Series Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by each Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. Each John Hancock Series Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities or the currency in which they are quoted or denominated) it intends to purchase. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that a Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. Each Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government securities. The only futures contracts available to hedge the Fund's portfolio are various futures on U.S. Government securities and securities indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Short Sales. Small Capitalization Growth Fund, International Equity Fund and Multi-Sector Growth Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. All of the John Hancock Series Funds may also engage in short sales to attempt to limit their exposure to a possible market decline in the value of their portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, a Fund must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest and may be required to pay a premium.

A Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest or dividends the Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the SEC, if a Fund engages in short sales of the type referred to in Fundamental Investment Restriction No. (2) below, it must put in a segregated account (not with the broker) an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short, and
(2) the amount deposited in it plus the amount deposited with the broker as collateral will not be less than the market value of the securities at the time they were sold short.


Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to a Fund.


Forward Commitment and When-Issued Securities. Each Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. A Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Funds losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.


On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.


Time Deposits. Global Bond Fund may invest in time deposits. Time deposits are non-negotiable deposits maintained for a stated period of time at a stated interest rate. All time deposits purchased which mature in seven (7) days or more will be treated as illiquid.

Although Diversified Core Equity Fund II may invest in certain types of derivative securities, it has no current plans to do so. However, this policy could change at any time in the future.

Government Securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by

Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Mortgage-Backed Securities. Each Fund that may invest in U.S. Government securities, and in particular Dividend Performers Fund and Active Bond Fund, may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the GNMA, the FNMA and the FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Funds do not intend to invest in residual interests.

Stripped Mortgage-Backed Securities. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the SEC considers privately issued SMBS to be illiquid.

Structured or Hybrid Notes. Funds that may invest in mortgage-backed securities may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, a Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; a Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Risk Factors Associated with Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters, other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risk than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risk associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the rating of Moody's and S&P and their significance.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities.


Lower Rated High Yield Debt Obligations. Active Bond Fund, Global Bond Fund and Small Capitalization Value may invest in high yielding, fixed income securities rated below investment grade (e.g., rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") or BBB or lower by Standard & Poor's Ratings Group ("S&P")). Active Bond Fund will not invest in securities rated below Ca by Moody's or CC by S&P. Global Bond Fund may invest less than 35% of its total assets in securities rated as low as CCC by S&P or Caa by Moody's and their equivalents. Small Capitalization Value may invest up to 15% of its net assets in securities rated as low as Ca by Moody's or CC by S & P and their equivalents.


Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. See Appendix A to this Statement of Additional Information which describes the characteristics of corporate bonds in the various ratings categories. The Funds may invest in comparable quality unrated securities which, in the opinion of the Adviser or Subadviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The high yield fixed income market is relatively new and its growth occurred during a period of economic expansion. The market has not yet been fully tested by an economic recession.

The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately the Funds' assets. The reduced availability of reliable, objective data may increase the Funds' reliance on management's judgment in valuing high yield bonds. In addition, the Funds' investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. A Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.


Short-Term Trading. Each John Hancock Series Fund may engage in short-term trading. These Funds intend to use short-term trading of securities as a means of managing their portfolio to achieve their respective investment objective. In reaching a decision to sell one security and purchase another security at approximately the same time, the Funds will take into account a number of factors, including the quality ratings, interest rates, yields, maturity dates, call prices, and refunding and sinking fund provisions of the securities under consideration, as well as historical yield spreads and current economic information. The success of short-term trading will depend upon the ability of the Funds to evaluate particular securities, to anticipate relevant market factors, including trends of interest rates and earnings and variations from such trends, to obtain relevant information, to evaluate it promptly, and to take advantage of its evaluations by completing transactions on a favorable basis. It is expected that the expenses involved in short-term trading, which would not be incurred by an investment company which does not use this portfolio technique, will be less than the profits and other benefits which will accrue to shareholders.


INVESTMENT RESTRICTIONS


Fundamental Investment Restrictions. Each Fund has adopted the following investment restrictions which may not be changed without the approval of a majority of the applicable Fund's outstanding voting securities which, as used in the Prospectuses and this Statement of Additional Information means the approval by the lesser of (1) the holders of 67% or more of a Fund's shares represented at a meeting if more than 50% of a Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares.


A Fund may not:

1. Issue senior securities, except as permitted by paragraphs 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

2. Purchase securities on margin or make short sales, or unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.

3. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; and (iv) in the case of Small Capitalization Growth Fund, in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. A Fund, other than Small Capitalization Growth Fund, may not borrow money for the purpose of leveraging the Funds' assets. For purposes of this investment restriction, the deferral of Trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing. Small Capitalization Growth Fund has no current intention of entering into reverse repurchase agreements or dollar rolls.

4. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the 1933 Act.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
         (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

7. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

8. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

9.       For each Fund other than Global Bond Fund, with respect to 75% of total
         assets,   purchase  securities  of  an  issuer  (other  than  the  U.S.
         Government, its agencies, instrumentalities or authorities), if:

                  (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

                  (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

A Fund may not:

1. Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser or any Subadviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

2. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

3. Invest more than 15% of the net assets of the Fund, taken at market value, in illiquid securities.

4. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

5. Invest for the purpose of exercising control over or management of any company.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT


The business of the Funds is managed by the Trustees who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Funds are also officers or directors of the Funds' Adviser and/or one or more or the Subadvisers, or officers and/or directors of the Funds' principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").




                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                   Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                              Chairman, Director and Chief
October 1944                                                                   Executive Officer, The Berkeley
                                                                               Financial Group, Inc. ("The
                                                                               Berkeley Group"); Chairman and
                                                                               Director, NM Capital Management,
                                                                               Inc. ("NM Capital"), John Hancock
                                                                               Advisers International Limited
                                                                               ("Advisers International") and
                                                                               Sovereign Asset Management
                                                                               Corporation ("SAMCorp"); Chairman,
                                                                               Chief Executive Officer and
                                                                               President, John Hancock Funds, Inc.
                                                                               ("John Hancock Funds"); Chairman,
                                                                               First Signature Bank and Trust
                                                                               Company; Director, John Hancock
                                                                               Insurance Agency, Inc. ("Insurance
                                                                               Agency, Inc."), John Hancock
                                                                               Advisers International (Ireland)
                                                                               Limited ("International Ireland"),
                                                                               John Hancock Capital Corporation
                                                                               and New England/Canada Business
                                                                               Council; Member, Investment Company
                                                                               Institute Board of Governors;
                                                                               Director, Asia Strategic Growth
                                                                               Fund, Inc.; Trustee, Museum of
                                                                               Science; Director, John Hancock
                                                                               Freedom Securities Corporation
                                                                               (until September 1996); Director,
                                                                               John Hancock Signature Services,
                                                                               Inc. ("Signature Services") (until
                                                                               January 1997).

-------------------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
James F. Carlin                         Trustee                                Chairman and CEO, Carlin
233 West Central Street                                                        Consolidated, Inc.
Natick, MA 01760                                                               (management/investments); Director,
April 1940                                                                     Arbella Mutual Insurance Company
                                                                               (insurance), Health Plan Services,
                                                                               Inc., Massachusetts Health and
                                                                               Education Tax Exempt Trust, Flagship
                                                                               Healthcare, Inc., Carlin Insurance
                                                                               Agency, Inc., West Insurance Agency,
                                                                               Inc. (until May 1995), Uno
                                                                               Restaurant Corp.; Chairman,
                                                                               Massachusetts Board of Higher
                                                                               Education (since 1995).

William H. Cunningham                   Trustee                                Chancellor, University of Texas
601 Colorado Street                                                            System and former President of the
O'Henry Hall                                                                   University of Texas, Austin, Texas;
Austin, TX 78701                                                               Lee Hage and Joseph D. Jamail
January 1944                                                                   Regents Chair of Free Enterprise;
                                                                               Director, LaQuinta Motor Inns, Inc.
                                                                               (hotel management company);
                                                                               Director, Jefferson-Pilot
                                                                               Corporation (diversified life
                                                                               insurance company) and LBJ
                                                                               Foundation Board (education
                                                                               foundation); Advisory Director,
                                                                               Texas Commerce Bank - Austin.
-------------------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Charles F. Fretz                        Trustee                                Retired; self employed; Former Vice
RD #5, Box 300B                                                                President and Director, Towers,
Clothier Springs Road                                                          Perrin, Foster & Crosby, Inc.
Malvern, PA  19355                                                             (international management
June 1928                                                                      consultants) (1952-1985).

Harold R. Hiser, Jr.                    Trustee                                Executive Vice President,
123 Highland Avenue                                                            Schering-Plough Corporation
Short Hill, NJ  07078                                                          (pharmaceuticals) (retired 1996);
October 1931                                                                   Director, ReCapital Corporation
                                                                               (reinsurance) (until 1995).

Anne C. Hodsdon *                       Trustee and President (1,2)            President, Chief Operating Officer
101 Huntington Avenue                                                          and Director, the Adviser, The
Boston, MA  02199                                                              Berkeley Group; Director, John
April 1953                                                                     Hancock Funds, Advisers
                                                                               International, Insurance Agency,
                                                                               Inc. and International Ireland;
                                                                               President and Director, SAMCorp. and
                                                                               NM Capital; Executive Vice
                                                                               President, the Adviser (until
                                                                               December 1994); Director, Signature
                                                                               Services (until January 1997).

Charles L. Ladner                       Trustee                                Director, Energy North, Inc. (public
UGI Corporation                                                                utility holding company) (until
P.O. Box 858                                                                   1992); Senior Vice President of UGI
Valley Forge, PA  19482                                                        Corp. Holding Company Public
February 1938                                                                  Utilities, LPGAS, Vice President of
                                                                               Amerigas Partners L.P.

-------------------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Leo E. Linbeck, Jr.                     Trustee                                Chairman, President, Chief Executive
3810 W. Alabama                                                                Officer and Director, Linbeck
Houston, TX 77027                                                              Corporation (a holding company
August 1934                                                                    engaged in various phases of the
                                                                               construction industry and
                                                                               warehousing interests); Former
                                                                               Chairman, Federal Reserve Bank of
                                                                               Dallas (1992, 1993); Chairman of
                                                                               the Board and Chief Executive
                                                                               Officer, Linbeck Construction
                                                                               Corporation; Director, PanEnergy
                                                                               Corporation (a diversified energy
                                                                               company), Daniel Industries, Inc.
                                                                               (manufacturer of gas measuring
                                                                               products and energy related
                                                                               equipment), GeoQuest International
                                                                               Holdings, Inc. (a geophysical
                                                                               consulting firm) (1980-1993);
                                                                               Former Director, Greater Houston
                                                                               Partnership (1980 -1995).

Patricia P. McCarter                    Trustee                                Director and Secretary, The McCarter
1230 Brentford Road                                                            Corp. (machine manufacturer).
Malvern, PA  19355
May 1928

-------------------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Steven R. Pruchansky                    Trustee (1)                            Director and President, Mast
4327 Enterprise Avenue                                                         Holdings, Inc. (since 1991);
Naples, FL  33942                                                              Director, First Signature Bank &
August 1944                                                                    Trust Company (until August 1991);
                                                                               Director, Mast Realty Trust (until
                                                                               1994); President, Maxwell Building
                                                                               Corp. (until 1991).

Richard S. Scipione *                   Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                             Company; Director, the Adviser,
P.O. Box 111                                                                   Advisers International, John Hancock
Boston, MA  02117                                                              Funds, John Hancock Distributors,
August 1937                                                                    Inc., Insurance Agency, Inc., John
                                                                               Hancock Subsidiaries, Inc., SAMCorp.
                                                                               and NM Capital; Director, The
                                                                               Berkeley Group; Director, JH
                                                                               Networking Insurance Agency, Inc.;
                                                                               Director, Signature Services (until
                                                                               January 1997).

Norman H. Smith                         Trustee                                Lieutenant General, United States
243 Mt. Oriole Lane                                                            Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                              for Manpower and Reserve Affairs,
March 1933                                                                     Headquarters Marine Corps;
                                                                               Commanding General III Marine
                                                                               Expeditionary Force/3rd Marine
                                                                               Division (retired 1991).

-------------------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
John P. Toolan                          Trustee                                Director, The Smith Barney Muni Bond
13 Chadwell Place                                                              Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                          Money Funds, Inc., Vantage Money
September 1930                                                                 Market Funds (mutual funds), The
                                                                               Inefficient-Market Fund, Inc.
                                                                               (closed-end investment company) and
                                                                               Smith Barney Trust Company of
                                                                               Florida; Chairman, Smith Barney
                                                                               Trust Company (retired December,
                                                                               1991); Director, Smith Barney,
                                                                               Inc., Mutual Management Company and
                                                                               Smith Barney Advisers, Inc.
                                                                               (investment advisers) (retired
                                                                               1991); Senior Executive Vice
                                                                               President, Director and member of
                                                                               the Executive Committee, Smith
                                                                               Barney, Harris Upham & Co.,
                                                                               Incorporated (investment bankers)
                                                                               (until 1991).

Robert G. Freedman                      Vice Chairman and Chief Investment     Vice Chairman and Chief Investment
101 Huntington Avenue                   Officer (2)                            Officer, the Adviser; Director, the
Boston, MA  02199                                                              Adviser, Advisers International,
July 1938                                                                      John Hancock Funds, SAMCorp.,
                                                                               Insurance Agency, Inc.,
                                                                               Southeastern Thrift & Bank Fund and
                                                                               NM Capital; Director and Senior
                                                                               Vice President, The Berkeley Group;
                                                                               President, the Adviser (until
                                                                               December 1994); Director, Signature
                                                                               Services (until January 1997).


-------------------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
James B. Little                         Senior Vice President and Chief        Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                      The Berkeley Group, John Hancock
Boston, MA  02199                                                              Funds.
February 1935

John A. Morin                           Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                          Adviser, The Berkeley Group,
Boston, MA  02199                                                              Signature Services and John Hancock
July 1950                                                                      Funds; Secretary, NM Capital and
                                                                               SAMCorp.; Clerk, Insurance Agency,
                                                                               Inc.; Counsel, John Hancock Mutual
                                                                               Life Insurance Company (until
                                                                               February 1996), and Vice President
                                                                               of John Hancock Distributors, Inc.
                                                                               (until April 1994).

Susan S. Newton                         Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                          Hancock Funds, Signature Services
Boston, MA  02199                                                              and The Berkeley Group; Vice
March 1950                                                                     President, John Hancock
                                                                               Distributors, Inc. (until April
                                                                               1994).

James J. Stokowski                      Vice President and Treasurer           Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946

-------------------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.

All of the officers listed are offices or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

The following table provides information regarding the compensation paid by the Funds and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau and Scipione and Ms Hodsdon, each a non-Independent Trustee, and each of the officers of the Funds, who are interested persons of the Adviser and/or affiliates, are compensated by the Adviser, and/or affiliates and receive no compensation from the Funds for their services.




                                       Aggregate
                                       Compensation              Total Compensation from
                                       From the Funds'           the Funds and the John
                                       fiscal year ended         Hancock Fund Complex
  Independent Trustees                 February 28, 1998         to Trustees/Directors (1)
  --------------------                 -----------------         -------------------------
James F. Carlin                        $   4,853                 $ 74,000
William H. Cunningham  (2)                 4,853                   74,000
Charles F. Fretz                           3,969                   74,250
Harold R. Hiser, Jr. (2)                   4,853                   74,000
Charles L. Ladner                          4,853                   74,250
Leo E. Linbeck, Jr.                        4,853                   74,250
Patricia P. McCarter  (2)                  3,222                   74,250
Steven R. Pruchansky  (2)                  5,012                   77,250
Norman H. Smith  (2)                       5,012                   77,250
John P. Toolan  (2)                        4,853                   74,250
                                       ---------                   ------
Totals                                 $  46,333                 $747,750

(1) The total compensation paid by the John Hancock Fund Complex to the Independent Trustees as of the calendar year ended December 31, 1997. As of that date, there were sixty-seven funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-two funds.

(2) As of December 31, 1997, the value of the aggregate deferred compensation from all funds in the John Hancock Funds Complex for Mr. Cunningham was $220,106, for Mr. Hiser was $103,868, for Ms. McCarter was $159,075, for Mr. Pruchansky was $68,102, for Mr. Smith was $70,607 and for Mr. Toolan was $281,133 under the John Hancock Deferred Compensation Plan for Independent Trustees.

As of April 1, 1998 the officers and trustees of the Trust as a group owned 1.98% of the outstanding shares of Active Bond Fund; 0% of the outstanding shares of Global Bond Fund and Multi-Sector Growth Fund; 3.6% of the outstanding shares of Small Capitalization Value Fund; 1.11 % of the outstanding shares of International Equity Fund; 6.6% of the outstanding shares of Small Capitalization Growth Fund; less than 1.0% of the outstanding shares of Independence Diversified Core Equity Fund II, Dividend Performers Fund, Independence Balanced Fund, Independence Value Fund, the following shareholders beneficially owned 5% of or more of the outstanding shares of the Funds listed below:



                                                                          Percentage of
                                                                          total
                                                                          outstanding
                                                                          shares of the
Name and Address of Shareholder                   Fund                    Fund
-------------------------------                   ----                    ----

Hartford Provision Co. Ret & Savgs Pl             Active Bond               8.25%
Ralph Lotstein
51 Westover Ln
Stanford, CT 06902-1914

John Hancock Advisers, Inc.                       Global Bond              97.20%
Attn Chris Meyer 6th Floor
101 Huntington Avenue
Boston, MA 02199-7603

Lathers' Local No. 144L                           Dividend Performers       7.97%
Pension Plan II (DC)
c/o Allied Administrators, Inc.
P.O. Box 2500
San Francisco, CA 94126-2500

Investors Bank & Trust As Trustee for             Multi-Sector Growth      49.95%
Investment-Incentive Plan for JHMLIC
Employees TIP & SIP
Attn: Mark Swiderski
PO Box 9130 FPG 90
Boston, MA 02117-9130


Southern Industrial 401(K) Plan                   International Equity      6.72%
David A. Stein
6750 Epping Forest Way N Apt 1 Jacksonville, FL 32217-2688



Independence Investment Associates                Independence Value       13.38%
Attn: Colleen Pink
53 State Street
Boston, MA  02109-2809




                                                                              Percentage of
Name and Address of                                                           Total Outstanding
Shareholder                                                  Fund             Shares
-----------                                                  ----             ------
The Cardiovascular Center, Inc.                   Independence Value        5.60%
Attn: S. Gwin Robbins, MD, Trustee
6005 Park Avenue Suite 329-B
Memphis, TN 38119-5208

Invesco Retirement Plan Services                   Independence            15.63%
Attn: Brad Echols                                  Diversified Core
400 Colony Square Ste 2100
1201 Peachtree Street NE
Atlanta, GA 30361-3500

Weil Gotshal & Manges Section                      Independence             6.16%
401(K) Savings & Investment Trust                  Diversified Core
Attn: Ellen Alexander                              Equity II
767 Fifth Avenue

New York, NY 10153-0001


Independence Investment Associates                Independence Growth      20.26%
Attn: Coleen Pink
53 State Street
Boston, MA 02109-2809

Independence Investment Associates                Independence Mid-Cap      8.95%
Employee Deferred Compensation Plan
Attn: Coleen Pink
53 State Street
Boston, MA 02109-2809

Independence Investment Associates                Independence Mid-Cap      6.02%
Employee Deferred Compensation
Attn: Christine M. Dicenso
53 State Street
Boston, MA 02109-2809

Shareholders of a Fund having beneficial ownership of more than 25% of the shares of a Fund may be deemed for purposes of the Investment Company Act of 1940, as amended, to control that Fund.

INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Funds and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,400,000 shareholders. The Adviser is an indirect wholly-owned subsidiary of the Life Company, one of the nation's oldest and largest financial services companies. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which was approved by the Funds' shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.


The Fund bears all costs of its organization and operation,  including  expenses
of  preparing,   printing  and  mailing  all  shareholders'  reports,   notices,
prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses or redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders, meetings; trade association membership; insurance premiums; and any extraordinary expenses.


With respect to Dividend Performers Fund, the Adviser has entered into a Sub-Advisory Agreement with SAMCorp. With respect to International Equity Fund, the Adviser has entered into a Sub-Advisory Agreement with JHAI. With respect to each Independence Fund, the Adviser has entered into a Sub-Advisory Agreement with IIA. Under each respective Sub-Advisory Agreement, the corresponding Subadviser, subject to the review of the Trustees and the over-all supervision of the Adviser, is responsible for managing the investment operations of the corresponding Fund and the composition of the Fund's portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. JHAI, located at 34 Dover Street, London, England, W1X3RA, is a wholly owned subsidiary of the Adviser, formed in 1987 to provide investment research and advisory services to U.S. institutional clients. IIA, located at 53 State Street, Boston, Massachusetts 02109, and organized in 1982, is a wholly owned indirect subsidiary of John Hancock Subsidiaries, Inc. SAMCorp, located at 1235 Westlakes Drive, Berwyn, Pennsylvania 19312, is a wholly owned subsidiary of The Berkeley Financial Group.



See "Organization and Management of the Funds" and "The Funds' Expenses" in the Prospectuses for a description of certain information concerning each Fund's Advisory Agreement and the Sub-Advisory Agreements of Dividend Performers Fund, International Equity Fund and the Independence Funds.

As compensation for its services under the Advisory Agreements, each Fund pays the Adviser monthly a fee, based on a stated percentage of the respective Fund's average daily net assets. The Adviser, not any Fund, pays the Subadvisory fees as described in the Prospectuses. See "Organization and Management of the Funds" in the Prospectuses.

For the period ended February 28, 1998, the Adviser waived the entire investment management fee for all Funds except Small Capitalization Value Fund, Dividend Performers Fund, Multi-Sector Growth Fund, Balanced Fund, Diversified Core Equity Fund II and Medium Capitalization Fund. For the period ended February 28, 1998, the Adviser received $5,528, $43,601, $225,934, $245,098, $2,212,037 and
$31,293 after expense limitation from Small Capitalization Value Fund, Dividend Performers Fund, Multi-Sector Growth Fund, Balanced Fund, Diversified Core Equity Fund II and Medium Capitalization Fund, respectively. The Adviser paid the Subadviser of Dividend Core Equity Fund II $1,775,718, the Subadviser of International Equity Fund $43,303 and the Subadviser of Balanced Fund (effective January 1, 1998) $49,958. The Subadvisers waived all other subadvisory fees for the period.

For the period ended February 28, 1997, the Adviser waived the entire investment management fees for all Funds except Multi-Sector Growth Fund and Diversified Core Equity Fund II. For the period ended February 28, 1997, the Adviser received $53,016 after expense limitation from Multi-Sector Growth Fund. The Adviser received $1,280,296 from Diversified Core Equity Fund II and the Adviser paid the Subadviser $1,020,770.

For the period ended February 29, 1996, the Adviser received $441,899 after expense limitation from Diversified Core Equity Fund II and the Advisers paid the Subadviser $404,779. For the period ended February 29, 1996, the Adviser waived the entire investment management fee for all Funds except Diversified Core Equity Fund II.


From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Funds may also be held by other funds or investment advisory clients for which the Adviser, the Subadvisers or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Subadviser for a Fund or for other funds or clients for which the Adviser or Subadvisers render investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, Subadvisers or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


Pursuant to each Advisory Agreement, where applicable, Sub-Advisory Agreement, the Adviser and Subadviser are not liable to the Funds or their shareholders for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which their respective Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Subadviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable Agreement.

Under each Advisory Agreement, each Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If a Fund's Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

Under the Sub-Advisory Agreement of each Independence Fund, each Independence Fund may use the name "Independence" or any name derived from or similar to it only for so long as the Sub-Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or other wise connected with IIA. In addition, IIA or the Life Company may grant the non-exclusive right to use the name "Independence" or any similar name to any other corporation or entity, including but not limited to any investment company of which IIA or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

Each Advisory Agreement will continue in effect from year to year thereafter if approved annually by a vote of a majority of the Trustees who are not interested persons of one of the parties to the Agreement, cast in person at a meeting called for the purpose of voting on such approval, or by either the Trustees or the holders of a majority of the applicable Fund's outstanding voting securities. Each Agreement automatically terminates upon assignment and may be terminated without penalty on 60 days' notice at the option of either party to the respective Agreement or by vote of the holders of a majority of the outstanding voting securities of the applicable Fund. Each Sub-Advisory Agreement terminates automatically upon the termination of the corresponding Advisory Agreement.

Accounting and Legal Services Agreement. The Trust, on behalf of the Funds, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this Agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the two months ended February 29, 1996, the Fund paid the Adviser the following for services under this Agreement: Balanced Fund $160, Growth Fund $16, Medium Capitalization Fund $116, Value Fund $20, Diversified Core Equity Fund II $5,556, Active Bond Fund $35, Global Bond Fund $7, Dividend Performers Fund $98, Multi-Sector Growth Fund $216, Fundamental Value Fund $167 and International Equity Fund $84. For the fiscal year ended February 28, 1998 and 1997, the Fund paid the Adviser the following for services under this
Agreement: Balanced Fund $8,091 and $1,477, Growth Fund $371 and $129, Medium Capitalization Fund $1,287 and $820, Value Fund $1,067 and $176, Diversified Core Equity Fund II $79,447 and $48,011, Active Bond Fund $658 and $308, Global Bond Fund $812 and $190, Dividend Performers Fund $2,742 and $929, Multi-Sector Growth Fund $6,771 and $3,506, Small Capitalization Value Fund $1,308 and $1,084, Small Capitalization Growth Fund $420 and $99 and International Equity Fund $1,232 and $616.


In order to avoid conflicts with portfolio trades for the Funds, the Adviser, the Sub-Adviser and the Funds have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. In the case of the Adviser, some of these restrictions are: Pre-clearance for all personal trades and a ban on the purchase of initial public offerings as well as contributions to specified charities of profits on securities held for less than 91 days. IIA has adopted similar restrictions which may differ where appropriate, as long as they have the same intent. These restrictions are a continuation of the basic principle that the interests of the Funds and their shareholders come before those of management.

DISTRIBUTION CONTRACT


The Fund has a Distribution Agreement with John Hancock Funds. Under the Agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each Fund. John Hancock Funds accepts orders for the purchase of the shares of the Funds which are continually offered at net asset value next determined.


NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of a Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

 Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time) by dividing the net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

SPECIAL REDEMPTIONS


Although the Funds would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. Each Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, each Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of that period.

DESCRIPTION OF THE FUNDS' SHARES


The Trustees of the Trust are responsible for the management and supervision of the Funds. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of twelve series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Funds, or any other series of the Trust, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have not authorized the issuance of additional classes of shares.

Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and nonassessable except as provided in the Prospectuses under the caption "Organization and Management of the Funds." In the event of liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Trust are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Funds have no intention of holding annual meetings of shareholders. Each Fund's shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the trust. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Liability is therefore limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

A Fund reserves the right to reject any application which conflicts with a Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter or credit card checks. All checks returned by the post office as undeliverable will be reinvested in the fund or funds from which a redemption was made or dividend paid. Use of information provided on the account application may be used by a Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.

TAX STATUS


Each series of the Trust, including the Funds, is treated as a separate entity for tax purposes. Each Fund has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, a Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

Each Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends, under normal circumstances, to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from each Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from a Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) As a result of federal tax legislation enacted on August 5, 1997 (the "Act"), gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the Act that enables each Fund to pass through to its shareholders the benefits of the capital gains rates enacted in the Act. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances. Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, dividend by the number of shares received in the reinvestment. Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options and futures, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to a Fund's investment in stock or securities, including speculative currency positions could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed a Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by a Fund or its shareholders in future years.

If a Fund invests (either directly or through depository receipts such as ADRs, GDRs or EDRs) in stock (including an option to acquire stock such as inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from these passive foreign investment companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Funds would not be able to pass through to their respective shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Funds to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. Each Fund may limit and/or manage its investments in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

The amount of a Fund's net realized capital gains, if any, in any given year will vary depending upon the current investment strategy of the Adviser and Subadvisers and whether the Adviser and the Subadvisers believes it to be in the best interest of the Funds to dispose of portfolio securities and/or engage in options, futures or forward transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in a Fund's portfolio or undistributed taxable income of a Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of a Fund (including by exercise of the exchange privilege), in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss depending upon the amount of the proceeds and the investors basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to the automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion. Also, future Treasury Department guidance issued to implement the Act may contain additional rules for determining the tax treatment of sales of Fund shares held for various periods, including the treatment of losses on the sales of shares held for six months or less that are recharacterized as long-term capital losses, as described above.

The Funds reserve the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. Although each Fund's present intention is to distribute all net capital gains, if any, the Fund will not in any event distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if such Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by such Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his Fund shares by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, each Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains of that Fund, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to a Fund and, as noted above, would not be distributed as such to shareholders. As of February 28, 1998, Small Capitalization Growth Fund had a capital loss carryforward of $3,648, which will expire in 2005. The remaining Funds do not have any capital loss carryforwards.

For purposes of dividends received deduction available to corporations, dividends received by a Fund, if any, from U.S. domestic corporations in respect of any share of stock held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after such dividend and distributed properly designed by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the applicable Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends-received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, that current recognition of income would be required.

Each Fund that invests in securities of foreign issuers may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the United States may reduce or eliminate such taxes. With respect to each Fund, other than International Equity Fund and Global Bond Fund, because more than 50% of the Fund's total assets at the close of any taxable year will not consist of stock or securities of foreign corporations, the Funds will not be able to pass such taxes through to their shareholders, who in consequence will not be able to include any portion of such taxes in their incomes and will not be entitled to tax credits or deductions with respect to such taxes. However, such Funds will be entitled to deduct such taxes in determining the amounts they must distribute in order to avoid Federal income tax. If more than 50% of the value of the total assets of International Equity Fund or Global Bond Fund at the close of any taxable year consists of stock or securities of foreign corporations, the applicable Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even though not actually received, and (ii) treat such respective pro rata portions as foreign taxes paid by them.

If the election is made, shareholders of the applicable Fund may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to holding period requirements and other limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by International Equity Fund or Global Bond Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the relevant Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that International Equity

Fund or Global Bond Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund cannot or does not make this election, the Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders, and shareholders will not include these foreign taxes in their income, nor will they be entitled to any tax deductions or credits with respect to such taxes.

Each Fund that invests in zero coupon securities or certain PIK or increasing rate securities and any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently) accrues income on such securities prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions, may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. Each Fund must distribute, at least annually, all or substantially all of its net income and net capital gains, including such accrued income or gain, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow cash, to satisfy these distribution requirements.


Dividend Performers Fund, Active Bond Fund, Small Capitalization Value Fund and Global Bond Fund may invest in debt obligations that are in the lower rating categories or are unrated, including debt obligations of issuers not currently paying interest as well as issuers who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by Dividend Performers Fund, Active Bond Fund and Global Bond Fund, in the event they invest in such securities, in order to seek to ensure that they distribute sufficient income to preserve their status as regulated investment companies and to avoid becoming subject to Federal income or excise tax.


The Federal income tax rules applicable to certain structured or hybrid securities, currency swaps, interest rate swaps, caps, floors and collars, and possibly other investments or transactions are or may be unclear in certain respects, and each Fund will account for these investments or transactions in a manner intended to preserve its qualification as a regulated investment company and avoid material tax liability.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.


With respect to each Fund that may enter into forwards, futures and options transactions, limitations imposed by the Code on regulated investment companies may restrict the Funds' ability to enter into options, futures, foreign currency positions, and forward foreign currency contracts.


Certain options, futures and forward foreign currency contracts undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect their character as long-term or short-term (or in the case of foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, futures contract, short sale or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of a Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Funds' distributions to shareholders. A Fund will also take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to minimize any potential adverse tax consequence.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Funds is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to a non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividend from a Fund, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% back up withholding on certain other payments from the Fund. Non U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Funds.


The Funds are not subject to Massachusetts corporate excise or franchise taxes. The Funds anticipate that, provided that the Funds qualify as regulated investment companies under the Code, they will also not be required to pay any Massachusetts income tax.


CALCULATION OF PERFORMANCE

Yield


For the 30-day period ended February 28, 1998, the yields of Active Bond Fund and Global Bond Fund were 5.73% and 4.97%, respectively.


A Fund's yield is computed by dividing its net investment income per share determined for a 30-day period by the maximum offering price per share on the last day of the period, according to the following standard formula:

                         a - b
                         ____        6
          Yield = 2 ( [ ( cd ) + 1 ] - 1 )

Where:
         a =      dividends and interest earned during the period.
         b =      net expenses accrued during the period.
         c =      the average daily number of fund shares  outstanding  during the period that would be entitled to receive dividends.

         d = the maximum offering price per share on the last day of the period (NAV).

Total Return

The average annual total return for the 1 year and life of that Fund for the period ended February 28, 1998 is as follows:

                                          One Year Ended       Commencement of Operations
                                         February 28, 1998     to February 28, 1998
                                         -----------------     --------------------
Active Bond Fund                               11.25%                8.73%     (c)
Global Bond Fund                                5.62%                4.68%     (d)
Small Capitalization Value Fund                41.81%              21.65 %     (d)
Dividend Performers Fund                       35.55%               27.21%     (c)
Multi-Sector Growth Fund                       17.39%               21.64%     (e)
Small Capitalization Growth Fund               27.07%               19.44%     (b)
International Equity Fund                       3.07%                5.32%     (c)
Balanced Fund                                  20.44%               16.37%     (f)
Value Fund                                     32.97%               28.11%     (g)
Diversified Core Equity Fund II                33.61%               29.09%     (a)
Growth Fund                                    40.52%               31.07%     (g)
Medium Capitalization Fund                     37.30%               26.61%     (g)

  (a) Commencement of operations, March 10, 1995.
  (b) From commencement of operations, May 2, 1996.
  (c) Commencement of operations, March 30, 1995.
  (d) Commencement of operations, April 19, 1995.
  (e) Commencement of operations, April 11, 1995.
  (f) Commencement of operations, July 6, 1995.
  (g) From commencement of operations, October 2, 1995.


A Fund's total return is computed by finding the average annual compounded rate of return over the indicated period that would equate the initial amount invested to the ending redeemable value according to the following formula:

               n ________
          T = \ / ERV / P - 1


Where:

         P =    a  hypothetical  initial  investment of $1,000.
         T =    average annual total return.
         n =    number of years.
         ERV =  ending redeemable value of a hypothetical $1,000 investment made at the beginning of the one year and life of fund periods.

This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

From time to time, in reports and promotional literature, a Fund's total return will be ranked or compared to indices of mutual funds and bank deposit vehicles. Such indices may include Lipper Analytical Services, Inc.'s "Lipper-Mutual Performance Analysis," a monthly publication which tracks net assets and total return on equity mutual funds in the United States, as well as those published by Frank Russell, Callan Associates, Wilshire Associates and SEI.

Performance rankings and ratings reported periodically in national financial publications such as Money magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's, and Barron's. Pensions & Investments and Institutional Investor may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Funds is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of any Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease a Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities of the Funds are made by officers of the Adviser pursuant to recommendations made by an investment policy committee of the Adviser, which consists of officers and directors of the Adviser, corresponding Subadviser (if applicable), officers and Trustees who are interested persons of the Trust. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of the officers of the Trust, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

Each Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute a Fund's portfolio transactions.


To the extent consistent with the foregoing, each Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser and corresponding Subadviser (if applicable) of the Funds. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser and corresponding Subadviser (if applicable). The receipt of research information is not expected to reduce significantly the expenses of the Adviser and Subadviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Funds. Similarly, research information and assistance provided to a Subadviser by brokers and dealers may benefit other advisory clients or affiliates of such Subadviser. The Funds will not make any commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser, in connection with the corresponding Subadviser (if applicable), will be primarily responsible for the allocation of the Funds' brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Trustees. For the year ended on February 28, 1996, 1997 and 1998, the Funds paid negotiated brokerage commissions in the amount as follows: Independence Diversified Core Equity Fund, $116,047, $357,443 and $617,705, Independence Value Fund, $361, $335 and $9,897, Independence Medium Capitalization Fund, $1,885, $3,963 and $6,324, Independence Growth Fund, $310, $917 and $3,577,
Independence Balanced Fund $1,226, $4,063 and $30,186, Dividend Performers Fund, $8,269, $10,194 and $39,778, Multi-Sector Fund, $29,262, $164,166 and $338,119,
Small Capitalization Value Fund $18,787, $26,007 and $45,691, International Equity $16,778, $17,069 and $57,083, Small Capitalization Growth Fund for the year ended 1997 and 1998 was $1,275 and $5,896. Active Bond Fund and Global Bond had no negotiated brokerage commissions.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, each Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended February 28, 1998, Dividend Performers Fund, Multi-Sector Growth Fund, Small Capitalization Value Fund, Global Fund, Small Capitalization Growth and International Equity directed commissions in the amount of $5,768, $88,576, $7,066, $0, $210 and $1,460, respectively to compensate brokers for research services such as industry, economics and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder John Hancock Distributors, Inc., a broker-dealer ("Distributors" or "Affiliated Brokers"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best results, each Fund may execute portfolio transactions with or through the Affiliated Brokers. During the year ended February 28, 1998 and 1997, the Funds did not execute any portfolio transactions with Affiliated Brokers.

Distributors may act as broker for the Funds on securities or commodities exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Funds, the Adviser, the corresponding Subadviser (if applicable) or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, and the corresponding Subadviser (if applicable), have, as investment advisers to the Funds, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.


Other investment advisory clients advised by the Adviser may also invest in the same securities as the Funds. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Funds. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc. P.O. Box 9296, Boston, MA 02205-9296, a wholly-owned indirect subsidiary of the Life Company is the transfer and dividend paying agent for each Fund. Each Fund pays Signature Services an annual fee accrued daily of 0.05% of the its average daily net assets, plus certain out-of-pocket expenses.

CUSTODY OF PORTFOLIO

Portfolio securities of International Equity Fund and Global Bond Fund are held pursuant to a Master Custodian Agreement, as amended, between the Adviser and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Portfolio securities of the other Funds are held pursuant to a Master Custodian Agreement, as amended, between the Adviser and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. Under the Master Custodian Agreements, Investors Bank & Trust Company and State Street Bank and Trust Company perform custody, portfolio and fund accounting services for their respective Funds.

INDEPENDENT AUDITORS

The independent auditors of the Funds are Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110. Until February 28, 1997, the independent auditors of the Independence Funds were Arthur Andersen LLP, 225 Franklin Street, Boston, Massachusetts 02110. Deloitte & Touche LLP audits and renders opinions on the Funds' annual financial statements and reviews the Funds' annual Federal income tax returns.

For the periods up to and including the February 28, 1997 audit, Arthur Andersen LLP audited and rendered opinions on the Independence Funds.

                                   APPENDIX A

                       Description of Securities Ratings (1)

Moody's Investors Service, Inc.


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

(1)The ratings described here are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise these ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent those which would be given to these securities on the date of a Fund's fiscal year-end.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Commercial Paper

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-I or P-1 repayment ability will often be evidenced by the following characteristics:

         _        Leading market positions in well established industries.

         _        High rates of return on funds employed.

         _ Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         _ Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         _ Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Issuers (or supporting institutions) rated Prime-3 (P-3) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Ratings Group

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus of minus sign to show relative standing within the major rating categories.


Provisional Ratings: The letter "P" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.
This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Saving & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits, being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Commercial Paper

Standard & Poor's describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
********

Notes: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. A Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

             Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

APPENDIX                                       Independence Balanced
Quality Distribution    From February 28, 1997 through Year-To-Date
February 28, 1998


                                                                Rating
                              Year-To-Date                      Assigned                     Rating
                              Average            % of           by Adviser    % of           Assigned by      % of
Security Ratings              Value              Portfolio                    Portfolio      Service*         Portfolio
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
AAA                           $13,126,060              28.7%          0         0.0%       $  13,126,060      28.7%
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
AA                                587,024               1.3%          0         0.0%             587,024       1.3%
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
A                               3,624,807               7.9%                    0.0%           3,624,807       7.9%
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
BAA                             4,364,713               9.5%                    0.0%           4,364,713       9.5%
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
BA                                 49,847               0.1%                    0.0%              49,847       0.1%
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
B                                       0               0.0%          0         0.0%                   0       0.0%
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
CAA                                     0               0.0%          0         0.0%                   0       0.0%
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
CA                                      0               0.0%          0         0.0%                   0       0.0%
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
C                                       0               0.0%          0         0.0%                   0       0.0%
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
D                                 502,169               1.1%          0         0.0%             502,169       1.1%
                                  -------                                                        -------
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
                                        0              48.6%          0         0.0%         $22,254.620      48.6%
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
Debt Securities               $22,254,620
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
                                        0
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------

Equity Securities             $21,201,260              46.3%
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
                                        0
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
Short-Term Securities        $  2,346,000               5.1%
                               ----------
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
                                        0
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
Total Portfolio               $45,801,880             100.0%
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
                                        0
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
Other Assets - Net           $   -315,600
                                 --------
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
                                        0
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------
Net Assets                    $45,486,280
----------------------------- ------------------ -------------- ------------- -------------- ---------------- ------------

FINANCIAL STATEMENTS

The financial statements listed below are included in the Fund's 1998 Annual Report to Shareholders for the year ended February 28, 1998; (filed electronically on April 29, 1998, accession number 0001010521-98-000240) and are included in and incorporated by reference into Part B of the Registration Statement for John Hancock Institutional Series Trust (file nos. 33-86102 and 811-8852).

John Hancock Institutional Series Trust
John Hancock Active Bond Fund
John Hancock Global Bond Fund
John Hancock Dividend Performers Fund
John Hancock Multi-Sector Growth Fund
John Hancock Small Capitalization Value Fund
John Hancock Small Capitalization Growth Fund
John Hancock International Equity Fund
John Hancock Independence Balanced Fund
John Hancock Independence Value Fund
John Hancock Independence Diversified Core Equity Fund II
John Hancock Independence Growth Fund
John Hancock Independence Medium Capitalization Fund

    Statement  of Assets and  Liabilities  as of February  28,  1998  (audited).
    Statement of Operations for the year ended February 28, 1998 (audited). Statement of Changes in Net Asset for period ended February 28, 1998 (audited).
    Notes to Financial Statements.
    Financial Highlights for each of the period ended February 28, 1998 (audited). Schedule of Investments as of February 28, 1998 (audited).
    Report of Independent Auditors.

                                    PART C.

                    JOHN HANCOCK INSTITUTIONAL SERIES TRUST

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) The financial statements listed below are included in and incorporated by reference into Part B of the Registration Statement for the 1998 Annual Report to Shareholders for the year ended February 28, 1998 (filed electronically on April 29, 1998; file nos. 811-8852 and 33-86102;
accession number: 0001010521-98-000240)

      John Hancock Institutional Series Trust
      John Hancock Active Bond Fund
      John Hancock Global Bond Fund
      John Hancock Small Capitalization Value Fund
      John Hancock Dividend Performers Fund
      John Hancock Multi-Sector Growth Fund
      John Hancock Small Capitalization Growth Fund
      John Hancock International Equity Fund
      John Hancock Independence Balanced Fund
      John Hancock Independence Value Fund
      John Hancock Independence Diversified Core Equity Fund II
      John Hancock Independence Growth Fund
      John Hancock Independence Medium Capitalization Fund


      Statement of Assets and Liabilities as of February 28, 1998 (audited). Statement of Operations of the period ended February 28, 1998 (audited). Statement of Changes in Net Asset for period ended February 28, 1998 (audited).
      Notes to Financial Statements.
      Financial Highlights for each of the period ended February 28, 1998 (audited).
      Schedule of Investments as of February 28, 1998 (audited).
      Report of Independence Auditors.

     (b) Exhibits:

     The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     As of April 1, 1998, the number of record holders of shares of the Registrant was as follows:

      Title                                       Number of Record Holders
      -----                                       ------------------------

      Active Bond                                      3,133
      Global Bond                                        515
      Dividend Performers                              2,621
      Multi-Sector Growth                              4,908
      Small Capitalization Value                       1,519
      Small Capitalization Growth                      2,266
      International Equity                             4,512
      Independence Balanced                           14,103
      Independence Value                               1,146
      Independence Diversified Core Equity II         18,851
      Independence Growth                              2,363
      Independence Medium Capitalization               1,481

ITEM 27. INDEMNIFICATION

     (a) Under Registrant's Declaration of Trust. Article IV, Section 4.3 of the Registrant's Declaration of Trust contains provisions indemnifying each trustee and each officer of Registrant from liability to the full extent permitted by law, subject to the provisions of the Investment Company Act of 1940, as amended.

     (b) Under the Underwriting Agreement. Under Section 12 of the Distribution Agreement, the principal underwriter has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of the underwriter.

     (c) Under The By-Laws of the John Hancock Mutual Life Insurance Company ("the Company"), John Hancock Funds, Inc. ("JH Funds, Inc.") and John Hancock Advisers, Inc. (the "Adviser"). Section 9a of the By-Laws of the Company provides, in effect, that the Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Company who serves as a director or officer of the Registrant at the direction or request of the Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Company. In addition, no such person will be indemnified by the Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote or by vote of the policyholders. The Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

          Article IX of the respective By-Laws of JH Funds, Inc. and the Adviser provides as follows:

          Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation, or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by law.

          Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

     (d) Under the Investment Management Contracts of Registrant on behalf of each Fund. Each of the Registrant's Investment Management Contracts (the "Contracts") provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the contract. Any person, even though also employed by the Adviser, who may be or become an employee of and paid a Fund shall be deemed, when acting within the scope of his employment by the Fund, to be acting in such employment solely for the Fund and not as the Adviser's employee or agent.

     (e) Under the Sub-Investment Management Contracts. Each of the Sub-Investment Management Contracts (the "Sub-Investment Contracts") provides that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, the Fund or the Adviser in connection with matters to which the Sub-Investment Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Sub-Adviser's part in the performance of its duties or from reckless disregard by it of its obligations and duties under the contract. Any person, even though also employed by the Sub-Adviser, who may be or become an employee of and paid by the Trust or the Fund shall be deemed, when acting within the scope of his employment by the Trust or the Fund, to be acting in such employment solely for the Trust or the Fund and not as the Sub-Adviser's employee or agent.

     (f) Insofar as indemnification for liabilities under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          For all of the information required by this item reference is made to the Forms ADV, as amended, filed under the Investment Advisers Act of 1940 of the Registrant's Adviser, John Hancock Advisers, Inc. (File No. 801-8124), and the Registrant's Sub-Advisers; Independence Investment Associates, Inc. (File No. 801- 18048), John Hancock Advisers International, Ltd. (File No. 801-294981) and Sovereign Asset

          Management Corporation (File No. 801- 420231) incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) The Registrant's sole principal underwriter is John Hancock Funds, Inc., which also acts as principal underwriter for the following investment companies: John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock World Fund, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Cash Reserve, Inc., John Hancock Current Interest, John Hancock Investment Trust, John Hancock Series Trust and John Hancock Tax-Free Bond Trust.

         (b) The following table lists, for each director and officer of JH Funds, Inc., the information indicated.

                                                Positions and                        Positions and
Name and Principal                              Offices with                         Offices with
 Business Address                                Underwriter                           Registrant
------------------                              -------------                        --------------
Edward J. Boudreau, Jr.                         Director, Chairman, President        Chairman and
101 Huntington Avenue                           and Chief Executive Officer          Chief Executive
Boston, Massachusetts                                                                Officer

Foster L. Aborn                                 Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                           Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                             Director                             None
53 State Street
Boston, Massachusetts

Robert H. Watts                                 Director, Executive                  None
101 Huntington Avenue                           Vice President and
Boston, Massachusetts                           Chief Compliance Officer

Anne C. Hodsdon                                 Director and                         President
101 Huntington Avenue                           Executive Vice President
Boston, Massachusetts

                                      C-5

                                               Positions and                        Positions and
Name and Principal                              Offices with                         Offices with
 Business Address                                Underwriter                           Registrant
------------------                              -------------                        --------------

James V. Bowhers                                Executive Vice                       None
101 Huntington Avenue                           President
Boston, Massachusetts

Osbert Hood                                     Senior Vice President                None
101 Huntington Avenue                           and Chief Financial
Boston, Massachusetts                           Officer

David A. King                                   Director                             None
101 Huntington Avenue
Boston, Massachusetts

James B. Little                                 Senior Vice                          Senior Vice
101 Huntington Avenue                           President                            President and
Boston, Massachusetts                                                                Chief
                                                                                     Financial Officer

John A. Morin                                   Vice President                       Vice President
101 Huntington Avenue                           and Secretary
Boston, Massachusetts

Susan S. Newton                                 Vice President                       Vice President and
101 Huntington Avenue                                                                Secretary
Boston, Massachusetts


                                      C-6

                                                Positions and                        Positions and
Name and Principal                              Offices with                         Offices with
 Business Address                                Underwriter                           Registrant
------------------                              -------------                        --------------

J. William Benintende                           Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                                     Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Christopher M. Meyer                            Vice President                       None
101 Huntington Avenue                           and Treasurer
Boston, Massachusetts

Robert G. Freedman                              Director                             Vice Chairman
101 Huntington Avenue                                                                and Chief Investment
Boston, Massachusetts                                                                Officer

Stephen L. Brown                                Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                             Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                             Director                             Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts


                                      C-7

                                                Positions and                        Positions and
Name and Principal                              Offices with                         Offices with
 Business Address                                Underwriter                           Registrant
------------------                              -------------                        --------------

Richard O. Hansen                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio                                Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Anthony P. Petrucci                            Executive Vice President              None
101 Huntington Avenue
Boston, Massachusetts

Charles H. Womack                              Senior Vice President                 None
6501 Americas parkway
Suite 950
Alberquerque, New Mexico

Keith Hartstein                                Senior Vice President                 None
101 Huntington Avenue
Boston, Massachusetts

Griselda Lyman                                 Vice President                        None
101 Huntington Avenue
Boston, Massachusetts

Karen Walsh                                    Vice President                        None
101 Huntington Avenue
Boston, Massachusetts

Kristine Pancare                               Vice President                        None
101 Huntington Avenue
Boston, Massachusetts


     (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston, Massachusetts 02199- 7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent or Custodian.

ITEM 31. MANAGEMENT SERVICES

     The Registrant is not a party to any management-related service contract, except as described in this Registration Statement.

ITEM 32. UNDERTAKINGS

     The Registrant undertakes:

     (a) not applicable;

     (b) to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge; and

     (c) if requested to do so by holders of at least 10% of the outstanding shares of the Registrant, to call and hold a meeting of shareholders of the Registrant for the purpose of voting upon the question of removal of a trustee or trustees and to assist shareholders in the communication with other shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 30th day of April, 1998.

                                  JOHN HANCOCK INSTITUTIONAL SERIES TRUST

                                  By:                    *
                                           -------------------------------
                                           Edward J. Boudreau, Jr.
                                           Chairman


     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration  has been signed below by the following  persons in the  capacities and on the dates indicated.

             Signature                             Title                             Date
             ---------                             -----                             ----
              *                                   Chairman
---------------------------            (Principal Executive Officer)
Edward J. Boudreau, Jr.

                                      Senior Vice President and Chief
                                        Financial Officer (Principal
/s/ James B. Little                  Financial and Accounting Officer)            April 30, 1998
---------------------------
James B. Little

              *
---------------------------                       Trustee
James F. Carlin

              *
---------------------------                       Trustee
William H. Cunningham

              *
---------------------------                       Trustee
Charles F. Fretz


---------------------------                       Trustee
Anne C. Hodsdon


                                      C-10

             Signature                             Title                             Date
             ---------                             -----                             ----

              *
---------------------------                       Trustee
Harold R. Hiser, Jr.

              *
---------------------------                       Trustee
Charles L. Ladner

              *
---------------------------                       Trustee
Leo E. Linbeck, Jr.

              *
---------------------------                       Trustee
Patricia P. McCarter

              *
---------------------------                       Trustee
Steven R. Pruchansky

              *
---------------------------                       Trustee
Richard S. Scipione

              *
---------------------------                       Trustee
Norman H. Smith

              *
---------------------------                       Trustee
John P. Toolan


*By:
/s/Susan S. Newton                                                                April 30, 1998
---------------------------
   Susan S. Newton
   Attorney-in-Fact under
   Powers of Attorney dated
   June 25, 1996.


                       JOHN HANCOCK INSTITUTIONAL SERIES
                       ---------------------------------
                                 EXHIBIT INDEX
                                 -------------

EXHIBIT NO.              EXHIBIT DESCRIPTION
-----------              -------------------

99.B1           Declaration of Trust dated October 31, 1994.*

99.B1.1         Instrument Changing Names of Series of Shares of
                Trust, Increasing the Number of Trustees and Appointing Individuals to Fill the Vacancies, and Establishing
                New Series.**

99.B1.2 Instrument Increasing the Number of Trustees and Appointing Individual to Fill the Vacancy.****

99.B1.3 Instrument Changing Names of Series of Shares of the Trust dated December 3, 1997.+

99.B2           Amended and Restated By-Laws dated November 19, 1996.*****

99.B3           None

99.B4 Specimen share certificates for each series of the Registrant.*

99.B5 Investment Management Contracts between John Hancock Advisers, Inc. and the Registrant on behalf of John Hancock Berkeley Bond Fund, John Hancock
                Berkeley Sector Opportunity Fund, John Hancock
                Independence Diversified Core Equity Fund II, John
                Hancock Berkeley Dividend Performers Fund, John Hancock Berkeley Global Bond Fund, John Hancock Berkeley Fundamental Value Fund, John Hancock Berkeley Overseas Growth Fund.*

99.B5.1 Sub-Investment Management Contracts among the Registrant on behalf of John Hancock Independence Diversified Core Equity Fund II and John Hancock Independence Balanced Fund, John Hancock Advisers, Inc., and Independence Investment Associates, Inc.*

99.B5.2 Sub-Investment Management Contract among the Registrant on behalf of John Hancock Berkeley Dividend Performers Fund, John Hancock Advisers, Inc., and Sovereign Asset Management Corporation.*

99.B5.3 Sub-Investment Management Contact among the Registrant on behalf of John Hancock Berkeley Overseas Growth Fund, John Hancock Advisers, Inc., and John Hancock Advisers International, Ltd.*

99.B5.4 Sub-Investment Management Contract among the Registrant on behalf of John Hancock Berkeley Fundamental Value Fund, John Hancock Advisers, Inc., and NM Capital
                Management, Inc.*

99.B5.5 Investment Management Contracts between John Hancock Advisers, Inc. and the Registrant on behalf of John Hancock Independence Value Fund, John Hancock Independence Growth Fund, John Hancock Independence Balanced Fund, John Hancock Small Capitalization Equity Fund, and John Hancock Independence Medium Capitalization Fund.***

99.B5.6 Sub-Investment Management Contract among the Registrant on behalf of John Hancock Independence Value Fund, John Hancock Independence Medium Capitalization Fund, and John Hancock Independence Growth Fund, John Hancock Advisers, Inc., and Independence Investment Associates, Inc.***

99.B6 Distribution Agreement between the Registrant and John Hancock Funds, Inc. dated January 30, 1995.*

99.B6.1 Amendment to Distribution Agreement between the Registrant and John Hancock Funds, Inc. dated December 11, 1995.***

99.B7           None

EXHIBIT NO.              EXHIBIT DESCRIPTION
-----------              -------------------

99.B8 Master Custodian Agreement between John Hancock Mutual Funds and Investors Bank and Trust Company. *

99.B8.1 Master Custodian Agreement between John Hancock Mutual Funds and State Street Bank and Trust Company.*

99.B8.2 Amendment to Master Custodian Agreement between Registrant on behalf of John Hancock Berkeley Global Bond Fund and John Hancock Berkeley Overseas Growth Fund and State Street Bank and Trust Company.*

99.B8.3 Amendment to Master Custodian Agreement between Registrant on behalf of John Hancock Berkeley Dividend Performers Fund, John Hancock Berkeley Bond Fund, John Hancock Berkeley Fundamental Value Fund, John Hancock Berkeley Sector Opportunity Fund, John Hancock Independence Diversified Core Equity Fund II, John Hancock Independence Value Fund, John Hancock Independence Growth Fund, John Hancock Independence Medium Capitalization Fund and John Hancock Independence Balanced Fund and Investors Bank and Trust Company.*

99.B8.4 Amendment to Master Custodian Agreement between Registrant on behalf of John Hancock Small Capitalization Fund and Investors Bank and Trust Company.***

99.B9 Transfer Agency and Service Agreement between the Registrant and John Hancock Investor Services
                Corporation dated January 30, 1995.*

99.B9.1 Amendment to Transfer Agency and Service Agreement between the Registrant and John Hancock Investor Services Corporation dated December 11, 1995.***

99.B9.2 Accounting and Legal Services Agreement between John Hancock Advisers, Inc. and Registrant as of January 1, 1996.****

99.B10          Legal Opinion with respect to the Registrant.*

99.B11          Auditors' Consents.+

99.B12          Not Applicable.

99.B13 Subscription agreement between Registrant and John Hancock Advisers, Inc. dated January 12, 1995.*

99.B14          None

99.B15          None

99.B16          Working papers showing yield and total return.****

27.1            Independence Value Fund - Annual
27.2            Independence Growth Fund - Annual
27.3            Independence Medium Capitalization Fund - Annual
27.4            Small Capitalization Value Fund - Annual
27.5            Independence Balanced Fund - Annual
27.6            International Equity Fund - Annual
27.7            Small Capitalization Growth Fund - Annual
27.8            Dividend Performers Fund - Annual
27.9            Active Bond Fund - Annual
27.10           Global Bond Fund - Annual
27.11           Multi-Sector Growth Fund - Annual
27.12           Independence Diversified Core Equity Fund II - Annual


* Previously filed electronically with post-effective amendment number 1 (file nos. 811-8851 and 33-86102) on September 8, 1995, accession number 0000950135-95-001879.

** Previously filed electronically with post-effective amendment number 2 (file nos. 811-8851 and 33-86102) on September 25, 1995, accession number 0000950135-95-001978.

*** Previously filed electronically with post-effective amendment number 4 (file nos. 811-8851 and 33-86102) on January 5, 1996, accession number 0000950135-96-000075.

**** Previously filed electronically with post-effective amendment number 5 (file nos. 811-8851 and 33-86102) on June 24, 1996, accession number 0001010521-96-000102.

***** Previously Filed electronically with post-effective amendment number 7 file nos. 811-8851 and 33-86102) on April 30, 1997, accession number 0001010521-97-000281.

+        Filed herewith.